UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.56%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.36%
        435,900  JONES APPAREL GROUP INCORPORATED                                                                   $    14,572,137
        201,500  VF CORPORATION                                                                                          16,539,120

                                                                                                                         31,111,257
                                                                                                                    ---------------

BUSINESS SERVICES - 5.33%
        798,300  MICROSOFT CORPORATION                                                                                   23,837,238
        243,300  OMNICOM GROUP INCORPORATED                                                                              25,434,582

                                                                                                                         49,271,820
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.78%
        565,700  AVON PRODUCTS INCORPORATED                                                                              18,690,728
        326,400  COLGATE-PALMOLIVE COMPANY                                                                               21,294,336
         91,500  HENKEL KGAA ADR PREFERRED                                                                               13,465,286

                                                                                                                         53,450,350
                                                                                                                    ---------------

COMMUNICATIONS - 3.32%
      1,103,575  VODAFONE GROUP PLC ADR<<                                                                                30,657,314
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.40%
        506,460  BANK OF AMERICA CORPORATION                                                                             27,039,899
        349,200  JPMORGAN CHASE & COMPANY                                                                                16,866,360
        363,000  STATE STREET CORPORATION                                                                                24,480,720

                                                                                                                         68,386,979
                                                                                                                    ---------------

EATING & DRINKING PLACES - 4.77%
        456,000  ARAMARK CORPORATION CLASS B                                                                             15,253,200
        650,699  MCDONALD'S CORPORATION                                                                                  28,845,487

                                                                                                                         44,098,687
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.76%
        594,620  AMERICAN POWER CONVERSION CORPORATION                                                                   18,189,426
      1,217,700  FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                    13,979,196
        628,740  GENERAL ELECTRIC COMPANY                                                                                23,395,415
        502,732  MOLEX INCORPORATED CLASS A                                                                              13,925,676
        566,000  NOKIA OYJ ADR<<                                                                                         11,501,120

                                                                                                                         80,990,833
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.34%
        407,690  QUEST DIAGNOSTICS INCORPORATED                                                                          21,607,570
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.95%
        389,800  ILLINOIS TOOL WORKS INCORPORATED                                                                        18,004,862
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.22%
        279,900  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   13,771,080
        201,500  DIAGEO PLC ADR<<                                                                                        15,980,965

                                                                                                                         29,752,045
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.96%
        790,300  BIG LOTS INCORPORATED<<+                                                                                18,113,676
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.58%
          6,500  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                           $    23,829,000
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.46%
        430,100  WILLIAMS-SONOMA INCORPORATED<<                                                                          13,522,344
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.87%
        550,900  DELL INCORPORATED+                                                                                      13,822,081
        517,020  DOVER CORPORATION                                                                                       25,344,320
        206,700  EATON CORPORATION                                                                                       15,531,438
        391,100  PITNEY BOWES INCORPORATED                                                                               18,064,909

                                                                                                                         72,762,748
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.05%
        476,800  WILLIS GROUP HOLDINGS LIMITED                                                                           18,933,728
                                                                                                                    ---------------

INSURANCE CARRIERS - 7.13%
        360,000  ALLSTATE CORPORATION                                                                                    23,439,600
        263,090  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               18,853,029
        323,000  MBIA INCORPORATED                                                                                       23,598,380

                                                                                                                         65,891,009
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.76%
        382,600  BAXTER INTERNATIONAL INCORPORATED                                                                       17,748,814
        129,000  BECTON DICKINSON & COMPANY                                                                               9,049,350
      1,001,900  BOSTON SCIENTIFIC CORPORATION+                                                                          17,212,642

                                                                                                                         44,010,806
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.53%
        241,830  HASBRO INCORPORATED                                                                                      6,589,868
        174,500  JOHNSON & JOHNSON                                                                                       11,520,490
        782,900  TYCO INTERNATIONAL LIMITED                                                                              23,800,160

                                                                                                                         41,910,518
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.28%
        418,685  ZALE CORPORATION<<+                                                                                     11,811,104
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.62%
        503,800  AMERICAN EXPRESS COMPANY                                                                                30,565,546
        428,200  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     18,177,090
        184,000  FREDDIE MAC                                                                                             12,493,600

                                                                                                                         61,236,236
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 2.39%
        325,299  KIMBERLY-CLARK CORPORATION                                                                              22,104,067
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.06%
        369,000  EXXON MOBIL CORPORATION                                                                                 28,276,470
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.94%
        193,100  HUBBELL INCORPORATED CLASS B                                                                             8,730,051
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.62%
        247,700  GANNETT COMPANY INCORPORATED<<                                                                          14,975,942
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
WATER TRANSPORTATION - 2.08%
        391,900  CARNIVAL CORPORATION                                                                               $    19,222,696
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $773,391,193)                                                                                 892,662,112
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 4.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
         54,602  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               54,602
      1,914,362  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,914,362
         45,578  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             45,578

                                                                                                                          2,014,542
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.68%
$       205,099  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008           205,175
        569,721  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007           569,761
        569,721  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007           569,658
        569,721  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008           569,772
        569,721  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007           569,858
        376,016  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007           376,023
         77,892  BARTON CAPITAL LLC++                                                    5.37          01/25/2007            77,631
        136,733  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007           136,741
                 BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
      4,899,599  (MATURITY VALUE $4,902,517)                                             5.36          01/02/2007         4,899,599
      1,288,253  BUCKINGHAM III CDO LLC++                                                5.35          01/16/2007         1,285,625
        227,888  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007           227,389
         72,924  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007            72,701
        524,143  CHEYNE FINANCE LLC                                                      5.35          03/16/2007           518,571
        569,721  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007           569,783
                 CITIGROUP REPURCHASE AGREEMENT
      4,390,055  (MATURITY VALUE $4,392,670)                                             5.36          01/02/2007         4,390,055
        102,823  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007           102,703
        855,721  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007           852,349
      1,139,442  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007         1,139,464
        569,721  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007           567,977
        501,354  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007           497,268
        104,624  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007           103,755
         22,789  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007            22,732
      1,139,442  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007         1,139,749
        935,231  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007           932,500
        683,665  GEORGE STREET FINANCE LLC++                                             5.41          01/29/2007           680,971
        327,020  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007           327,124
         45,578  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007            45,591
         79,761  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007            79,764
        819,919  HUDSON-THAMES LLC                                                       5.32          03/21/2007           810,613
        231,124  HUDSON-THAMES LLC                                                       5.35          01/24/2007           230,382
        463,092  HUDSON-THAMES LLC++                                                     5.36          02/20/2007           459,790
        173,377  HUDSON-THAMES LLC++                                                     5.37          01/23/2007           172,847
         41,020  HUDSON-THAMES LLC++                                                     5.38          02/28/2007            40,679
        797,609  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007           797,952
      1,481,274  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007         1,481,274
        569,721  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008           569,732
        341,832  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007           341,750
         84,729  KLIO FUNDING CORPORATION++                                              5.33          01/25/2007            84,445
        329,823  KLIO FUNDING CORPORATION++                                              5.34          01/23/2007           328,813
      2,278,883  KLIO III FUNDING CORPORATION++                                          5.39          01/23/2007         2,271,910
        919,393  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33          02/02/2007           915,246
        451,994  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37          01/12/2007           451,334
         76,570  LEGACY CAPITAL CORPORATION                                              5.33          01/16/2007            76,414
        402,998  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38          01/18/2007           402,059
        569,721  LIQUID FUNDING LIMITED++                                                5.34          03/05/2007           564,582

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       865,976  LIQUID FUNDING LIMITED++                                                5.35%         01/02/2007   $       865,976
        136,733  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          02/20/2007           136,740
        569,721  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          03/06/2007           569,789
        227,888  MBIA GLOBAL FUNDING LLC+/-++                                            5.35          02/20/2007           227,897
        569,721  MORGAN STANLEY+/-                                                       5.32          07/12/2007           569,721
        569,721  MORGAN STANLEY+/-                                                       5.50          07/27/2007           570,194
        383,422  MORGAN STANLEY+/-                                                       5.51          01/12/2007           383,434
        105,398  MORGAN STANLEY SERIES EXL+/-                                            5.41          01/15/2008           105,400
        408,262  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49          07/20/2007           408,625
      1,139,442  NORTHERN ROCK PLC+/-++SS.                                               5.35          02/05/2008         1,139,612
        335,249  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33          05/15/2007           335,249
        569,721  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40          12/16/2007           569,721
         92,181  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          06/22/2007            92,182
        455,777  SLM CORPORATION+/-++                                                    5.35          01/11/2008           455,909
         45,578  STANFIELD VICTORIA FUNDING++                                            5.34          04/16/2007            44,889
      1,640,796  TASMAN FUNDING INCORPORATED++                                           5.39          01/22/2007         1,636,005
      1,268,426  TICONDEROGA FUNDING LLC                                                 5.37          01/30/2007         1,263,251
        131,742  TRAVELERS INSURANCE COMPANY+/-                                          5.42          02/09/2007           131,740
        569,721  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36          06/15/2007           569,783
        569,721  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36          03/09/2007           569,829
        164,649  VERSAILLES CDS LLC++                                                    5.32          01/17/2007           164,289
        138,100  VERSAILLES CDS LLC                                                      5.33          03/22/2007           136,512
        442,354  WHITE PINE FINANCE LLC                                                  5.35          01/11/2007           441,775
        391,968  ZELA FINANCE INCORPORATED++                                             5.36          03/12/2007           388,036

                                                                                                                         43,306,669
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,321,211)                                                               45,321,211
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 3.27%
     30,265,330  WELLS FARGO MONEY MARKET TRUST~+++                                                                      30,265,330
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,265,330)                                                                          30,265,330
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $848,977,734)*                                    104.73%                                                     $   968,248,653

OTHER ASSETS AND LIABILITIES, NET                        (4.73)                                                         (43,772,485)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   924,476,168
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,265,330.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.59%

AMUSEMENT & RECREATION SERVICES - 3.09%
        128,000  INTERNATIONAL GAME TECHNOLOGY                                                                      $     5,913,600
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 4.99%
         62,700  KOHL'S CORPORATION+                                                                                      4,290,561
        107,000  NORDSTROM INCORPORATED                                                                                   5,279,380

                                                                                                                          9,569,941
                                                                                                                    ---------------

BUSINESS SERVICES - 14.41%
         55,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      4,243,800
         88,900  FISERV INCORPORATED+                                                                                     4,660,138
        100,900  GLOBAL PAYMENTS INCORPORATED                                                                             4,671,670
        196,700  MICROSOFT CORPORATION                                                                                    5,873,462
         44,200  OMNICOM GROUP INCORPORATED                                                                               4,620,668
        207,400  ORACLE CORPORATION+                                                                                      3,554,836

                                                                                                                         27,624,574
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.90%
         81,900  BIOGEN IDEC INCORPORATED+                                                                                4,028,661
         56,900  FOREST LABORATORIES INCORPORATED+                                                                        2,879,140
         98,300  PROCTER & GAMBLE COMPANY                                                                                 6,317,741

                                                                                                                         13,225,542
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.09%
         66,000  NORTHERN TRUST CORPORATION                                                                               4,005,540
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.13%
         80,300  AMPHENOL CORPORATION CLASS A                                                                             4,985,024
        259,600  CISCO SYSTEMS INCORPORATED+                                                                              7,094,868
        179,900  INTEL CORPORATION                                                                                        3,642,975
        135,000  NOVELLUS SYSTEMS INCORPORATED+                                                                           4,646,700
         60,700  THOMAS & BETTS CORPORATION                                                                               2,869,896

                                                                                                                         23,239,463
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.13%
         65,200  PEPSICO INCORPORATED                                                                                     4,078,260
                                                                                                                    ---------------

FOOD STORES - 2.01%
        111,700  SAFEWAY INCORPORATED                                                                                     3,860,352
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.41%
         58,900  APPLE COMPUTER INCORPORATED+                                                                             4,997,076
        115,700  HEWLETT-PACKARD COMPANY                                                                                  4,765,683
         57,400  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              5,576,410
         75,400  NATIONAL OILWELL VARCO INCORPORATED+                                                                     4,612,972

                                                                                                                         19,952,141
                                                                                                                    ---------------

INSURANCE CARRIERS - 9.93%
         33,600  AMBAC FINANCIAL GROUP INCORPORATED                                                                       2,992,752
         49,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           4,637,507
        123,800  HCC INSURANCE HOLDINGS INCORPORATED                                                                      3,972,742
         76,900  W.R. BERKLEY CORPORATION                                                                                 2,653,819
         60,800  WELLPOINT INCORPORATED+                                                                                  4,784,352

                                                                                                                         19,041,172
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
LEATHER & LEATHER PRODUCTS - 3.38%
        150,600  COACH INCORPORATED+                                                                                $     6,469,776
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.49%
         28,900  ALLERGAN INCORPORATED                                                                                    3,460,486
         86,800  BAXTER INTERNATIONAL INCORPORATED                                                                        4,026,652
         57,900  BECTON DICKINSON & COMPANY                                                                               4,061,685
         57,500  WATERS CORPORATION+                                                                                      2,815,775

                                                                                                                         14,364,598
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.76%
         80,200  JOHNSON & JOHNSON                                                                                        5,294,804
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 4.88%
         62,000  EXPRESS SCRIPTS INCORPORATED+<<                                                                          4,439,200
        184,200  STAPLES INCORPORATED                                                                                     4,918,140

                                                                                                                          9,357,340
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.24%
         76,600  HALLIBURTON COMPANY                                                                                      2,378,430
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 1.91%
         49,500  BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                               3,653,595
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
        219,800  CHARLES SCHWAB CORPORATION                                                                               4,250,932
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 2.04%
         36,000  FEDEX CORPORATION                                                                                        3,910,320
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 4.58%
         53,000  BOEING COMPANY                                                                                           4,708,521
         65,000  UNITED TECHNOLOGIES CORPORATION                                                                          4,063,800

                                                                                                                          8,772,321
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $159,056,437)                                                                                 188,962,701
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.16%
          8,428  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                                8,428
        295,496  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     295,496
          7,035  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              7,035

                                                                                                                            310,959
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.49%
$        31,659  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008            31,670
         87,941  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007            87,947
         87,941  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007            87,931
         87,941  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008            87,949
         87,941  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007            87,962
         58,041  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007            58,042
         12,023  BARTON CAPITAL LLC++                                                    5.37          01/25/2007            11,983
         21,106  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007            21,107
        756,290  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $756,740)                                               5.36          01/02/2007           756,290

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       198,851  BUCKINGHAM III CDO LLC++                                                5.35%         01/16/2007   $       198,446
         35,176  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007            35,099
         11,256  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007            11,222
         80,905  CHEYNE FINANCE LLC                                                      5.35          03/16/2007            80,045
         87,941  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007            87,950
        677,638  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $678,042)                                               5.36          01/02/2007           677,638
         15,872  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007            15,853
        132,087  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007           131,566
        175,881  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007           175,885
         87,941  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007            87,672
         77,388  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007            76,757
         16,149  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007            16,015
          3,518  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007             3,509
        175,881  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007           175,929
        144,360  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007           143,938
        105,529  GEORGE STREET FINANCE LLC++                                             5.41          01/29/2007           105,113
         50,478  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007            50,494
          7,035  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007             7,037
         12,312  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007            12,312
        126,561  HUDSON-THAMES LLC                                                       5.32          03/21/2007           125,124
         35,676  HUDSON-THAMES LLC                                                       5.35          01/24/2007            35,561
         71,482  HUDSON-THAMES LLC++                                                     5.36          02/20/2007            70,972
         26,762  HUDSON-THAMES LLC++                                                     5.37          01/23/2007            26,680
          6,332  HUDSON-THAMES LLC++                                                     5.38          02/28/2007             6,279
        123,117  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007           123,170
        228,646  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007           228,646
         87,941  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008            87,942
         52,764  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007            52,752
         13,079  KLIO FUNDING CORPORATION++                                              5.33          01/25/2007            13,035
         50,911  KLIO FUNDING CORPORATION++                                              5.34          01/23/2007            50,755
        351,763  KLIO III FUNDING CORPORATION++                                          5.39          01/23/2007           350,686
        141,915  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33          02/02/2007           141,275
         69,769  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37          01/12/2007            69,667
         11,819  LEGACY CAPITAL CORPORATION                                              5.33          01/16/2007            11,795
         62,206  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38          01/18/2007            62,061
         87,941  LIQUID FUNDING LIMITED++                                                5.34          03/05/2007            87,147
        133,670  LIQUID FUNDING LIMITED++                                                5.35          01/02/2007           133,670
         21,106  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          02/20/2007            21,107
         87,941  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          03/06/2007            87,951
         35,176  MBIA GLOBAL FUNDING LLC+/-++                                            5.35          02/20/2007            35,178
         87,941  MORGAN STANLEY+/-                                                       5.32          07/12/2007            87,941
         87,941  MORGAN STANLEY+/-                                                       5.50          07/27/2007            88,014
         59,184  MORGAN STANLEY+/-                                                       5.51          01/12/2007            59,186
         16,269  MORGAN STANLEY SERIES EXL+/-                                            5.41          01/15/2008            16,269
         63,018  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49          07/20/2007            63,074
        175,881  NORTHERN ROCK PLC+/-++SS.                                               5.35          02/05/2008           175,908
         51,748  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33          05/15/2007            51,748
         87,941  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40          12/16/2007            87,941
         14,229  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          06/22/2007            14,229
         70,353  SLM CORPORATION+/-++                                                    5.35          01/11/2008            70,373
          7,035  STANFIELD VICTORIA FUNDING++                                            5.34          04/16/2007             6,929
        253,269  TASMAN FUNDING INCORPORATED++                                           5.39          01/22/2007           252,530
        195,791  TICONDEROGA FUNDING LLC                                                 5.37          01/30/2007           194,992
         20,335  TRAVELERS INSURANCE COMPANY+/-                                          5.42          02/09/2007            20,335
         87,941  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36          06/15/2007            87,950
         87,941  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36          03/09/2007            87,957
         25,415  VERSAILLES CDS LLC++                                                    5.32          01/17/2007            25,359
         21,317  VERSAILLES CDS LLC                                                      5.33          03/22/2007            21,072
         68,281  WHITE PINE FINANCE LLC                                                  5.35          01/11/2007            68,191

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        60,503  ZELA FINANCE INCORPORATED++                                             5.36%         03/12/2007   $        59,897

                                                                                                                          6,684,709
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,995,668)                                                                 6,995,668
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.37%
      2,623,062  WELLS FARGO MONEY MARKET TRUST~+++                                                                       2,623,062
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,623,062)                                                                            2,623,062
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,675,167)*                                    103.61%                                                     $   198,581,431

OTHER ASSETS AND LIABILITIES, NET                        (3.61)                                                          (6,927,589)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   191,653,842
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,623,062.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.39%

BUSINESS SERVICES - 1.35%
        429,400  MICROSOFT CORPORATION                                                                              $    12,821,884
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 12.49%
        453,975  ABBOTT LABORATORIES                                                                                     22,113,122
        134,472  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    9,450,692
        130,750  COLGATE-PALMOLIVE COMPANY                                                                                8,530,130
        459,234  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                     22,369,288
        706,235  PFIZER INCORPORATED                                                                                     18,291,487
        319,760  PROCTER & GAMBLE COMPANY                                                                                20,550,975
        155,481  ROHM & HAAS COMPANY                                                                                      7,948,189
        180,900  WYETH                                                                                                    9,211,428

                                                                                                                        118,465,311
                                                                                                                    ---------------

COMMUNICATIONS - 4.31%
         94,150  ALLTEL CORPORATION                                                                                       5,694,192
        420,715  AT&T INCORPORATED                                                                                       15,040,561
        500,486  VERIZON COMMUNICATIONS INCORPORATED                                                                     18,638,099
        105,683  WINDSTREAM CORPORATION                                                                                   1,502,812

                                                                                                                         40,875,664
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 15.55%
        539,780  BANK OF AMERICA CORPORATION                                                                             28,818,854
        751,190  CITIGROUP INCORPORATED                                                                                  41,841,283
        263,700  FIFTH THIRD BANCORP                                                                                     10,793,241
        479,365  JPMORGAN CHASE & COMPANY                                                                                23,153,330
        587,731  US BANCORP                                                                                              21,269,985
        379,065  WACHOVIA CORPORATION                                                                                    21,587,752

                                                                                                                        147,464,445
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.61%
        344,770  MCDONALD'S CORPORATION                                                                                  15,283,654
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.65%
          1,850  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                78,773
        150,358  DOMINION RESOURCES INCORPORATED<<                                                                       12,606,015
          2,700  EDISON INTERNATIONAL                                                                                       122,796
          2,300  EXELON CORPORATION                                                                                         142,347
        168,045  FIRSTENERGY CORPORATION                                                                                 10,117,989
        254,670  FPL GROUP INCORPORATED                                                                                  13,859,141
         47,500  KINDER MORGAN INCORPORATED                                                                               5,023,125
        365,800  MDU RESOURCES GROUP INCORPORATED                                                                         9,379,112
        177,215  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            11,763,532

                                                                                                                         63,092,830
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.42%
        263,000  CISCO SYSTEMS INCORPORATED+                                                                              7,187,790
        313,650  EMERSON ELECTRIC COMPANY                                                                                13,822,556
        787,994  GENERAL ELECTRIC COMPANY                                                                                29,321,257
        585,750  INTEL CORPORATION                                                                                       11,861,438
        401,460  MOTOROLA INCORPORATED                                                                                    8,254,018
        462,370  NOKIA OYJ ADR                                                                                            9,395,358

                                                                                                                         79,842,417
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.70%
        300,060  FORTUNE BRANDS INCORPORATED                                                                        $    25,622,123
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.96%
        297,295  PEPSICO INCORPORATED                                                                                    18,595,802
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.57%
        130,704  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 4,983,743
        339,245  TARGET CORPORATION                                                                                      19,353,927

                                                                                                                         24,337,670
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.40%
        182,191  3M COMPANY                                                                                              14,198,145
        375,795  HEWLETT-PACKARD COMPANY                                                                                 15,478,996
        124,442  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             12,089,540

                                                                                                                         41,766,681
                                                                                                                    ---------------

INSURANCE CARRIERS - 8.05%
        225,395  ALLSTATE CORPORATION                                                                                    14,675,468
        306,793  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               21,984,786
        261,930  METLIFE INCORPORATED<<                                                                                  15,456,489
        451,750  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                               24,254,458

                                                                                                                         76,371,201
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.06%
         60,459  BECTON DICKINSON & COMPANY                                                                               4,241,199
        140,300  BIOMET INCORPORATED                                                                                      5,790,181

                                                                                                                         10,031,380
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.56%
        224,565  JOHNSON & JOHNSON                                                                                       14,825,781
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.57%
         75,000  EXPRESS SCRIPTS INCORPORATED<<+                                                                          5,370,000
                                                                                                                    ---------------

MOTION PICTURES - 1.70%
        439,650  TIME WARNER INCORPORATED                                                                                 9,575,577
        191,690  WALT DISNEY COMPANY                                                                                      6,569,216

                                                                                                                         16,144,793
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.17%
        339,085  AMERICAN EXPRESS COMPANY                                                                                20,572,287
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.77%
          2,000  ANADARKO PETROLEUM CORPORATION                                                                              87,040
        327,000  HALLIBURTON COMPANY                                                                                     10,153,350
          2,200  SCHLUMBERGER LIMITED                                                                                       138,952
        132,700  TIDEWATER INCORPORATED                                                                                   6,417,372

                                                                                                                         16,796,714
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.09%
        183,258  BP PLC ADR                                                                                              12,296,612
        398,370  CHEVRON CORPORATION                                                                                     29,292,146
        364,050  CONOCOPHILLIPS                                                                                          26,193,398

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
        488,786  EXXON MOBIL CORPORATION                                                                            $    37,455,671

                                                                                                                        105,237,827
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.77%
         56,147  AMERIPRISE FINANCIAL INCORPORATED                                                                        3,060,012
        401,100  MORGAN STANLEY                                                                                          32,661,573

                                                                                                                         35,721,585
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.71%
        188,600  ALTRIA GROUP INCORPORATED                                                                               16,185,652
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.66%
        321,980  HONEYWELL INTERNATIONAL INCORPORATED                                                                    14,566,375
        170,000  UNITED TECHNOLOGIES CORPORATION                                                                         10,628,400

                                                                                                                         25,194,775
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.27%
        327,000  SYSCO CORPORATION                                                                                       12,020,520
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $656,649,756)                                                                                 942,640,996
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 2.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.11%
         27,774  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               27,774
        973,757  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     973,757
         23,183  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             23,183

                                                                                                                          1,024,714
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.32%
$       104,326  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008           104,364
        289,793  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007           289,814
        289,793  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007           289,761
        289,793  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008           289,819
        289,793  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007           289,863
        191,264  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007           191,267
         39,621  BARTON CAPITAL LLC++                                                    5.37          01/25/2007            39,488
         69,550  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007            69,555
                 BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
      2,492,222  (MATURITY VALUE $2,493,706)                                             5.36          01/02/2007         2,492,222
        655,281  BUCKINGHAM III CDO LLC++                                                5.35          01/16/2007           653,944
        115,917  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007           115,663
         37,094  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007            36,980
        266,610  CHEYNE FINANCE LLC                                                      5.35          03/16/2007           263,776
        289,793  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007           289,825
                 CITIGROUP REPURCHASE AGREEMENT
      2,233,038  (MATURITY VALUE $2,234,368)                                             5.36          01/02/2007         2,233,038
         52,302  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007            52,241
        435,270  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007           433,555
        579,587  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007           579,598
        289,793  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007           288,907
        255,018  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007           252,940
         53,218  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007            52,776
         11,592  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007            11,563
        579,587  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007           579,743
        475,713  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007           474,324

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       347,752  GEORGE STREET FINANCE LLC++                                             5.41%         01/29/2007   $       346,382
        166,341  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007           166,395
         23,183  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007            23,190
         40,571  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007            40,573
        417,059  HUDSON-THAMES LLC                                                       5.32          03/21/2007           412,325
        117,563  HUDSON-THAMES LLC                                                       5.35          01/24/2007           117,186
        235,556  HUDSON-THAMES LLC++                                                     5.36          02/20/2007           233,876
         88,190  HUDSON-THAMES LLC++                                                     5.37          01/23/2007            87,920
         20,865  HUDSON-THAMES LLC++                                                     5.38          02/28/2007            20,692
        405,711  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007           405,885
        753,463  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007           753,463
        289,793  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008           289,799
        173,876  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007           173,834
         43,098  KLIO FUNDING CORPORATION++                                              5.33          01/25/2007            42,954
        167,767  KLIO FUNDING CORPORATION++                                              5.34          01/23/2007           167,254
      1,159,173  KLIO III FUNDING CORPORATION++                                          5.39          01/23/2007         1,155,626
        467,657  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33          02/02/2007           465,548
        229,910  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37          01/12/2007           229,575
         38,948  LEGACY CAPITAL CORPORATION                                              5.33          01/16/2007            38,869
        204,988  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38          01/18/2007           204,511
        289,793  LIQUID FUNDING LIMITED++                                                5.34          03/05/2007           287,179
        440,486  LIQUID FUNDING LIMITED++                                                5.35          01/02/2007           440,486
         69,550  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          02/20/2007            69,554
        289,793  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          03/06/2007           289,828
        115,917  MBIA GLOBAL FUNDING LLC+/-++                                            5.35          02/20/2007           115,922
        289,793  MORGAN STANLEY+/-                                                       5.32          07/12/2007           289,793
        289,793  MORGAN STANLEY+/-                                                       5.50          07/27/2007           290,034
        195,031  MORGAN STANLEY+/-                                                       5.51          01/12/2007           195,037
         53,612  MORGAN STANLEY SERIES EXL+/-                                            5.41          01/15/2008            53,613
        207,666  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49          07/20/2007           207,851
        579,587  NORTHERN ROCK PLC+/-++SS.                                               5.35          02/05/2008           579,674
        170,527  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33          05/15/2007           170,527
        289,793  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40          12/16/2007           289,793
         46,889  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          06/22/2007            46,889
        231,835  SLM CORPORATION+/-++                                                    5.35          01/11/2008           231,902
         23,183  STANFIELD VICTORIA FUNDING++                                            5.34          04/16/2007            22,833
        834,605  TASMAN FUNDING INCORPORATED++                                           5.39          01/22/2007           832,168
        645,196  TICONDEROGA FUNDING LLC                                                 5.37          01/30/2007           642,563
         67,012  TRAVELERS INSURANCE COMPANY+/-                                          5.42          02/09/2007            67,010
        289,793  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36          06/15/2007           289,825
        289,793  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36          03/09/2007           289,848
         83,750  VERSAILLES CDS LLC++                                                    5.32          01/17/2007            83,567
         70,246  VERSAILLES CDS LLC                                                      5.33          03/22/2007            69,438
        225,007  WHITE PINE FINANCE LLC                                                  5.35          01/11/2007           224,712
        199,378  ZELA FINANCE INCORPORATED++                                             5.36          03/12/2007           197,375

                                                                                                                         22,028,304
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,053,018)                                                               23,053,018
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.54%
      5,138,630  WELLS FARGO MONEY MARKET TRUST~+++                                                                       5,138,630
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,138,630)                                                                            5,138,630
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $684,841,404)*                                    102.36%                                                     $   970,832,644

OTHER ASSETS AND LIABILITIES, NET                        (2.36)                                                         (22,358,230)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   948,474,414
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,138,630.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.70%

APPAREL & ACCESSORY STORES - 0.48%
         87,400  LIMITED BRANDS INCORPORATED                                                                        $     2,529,356
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.23%
         24,300  PHILLIPS-VAN HEUSEN CORPORATION                                                                          1,219,131
                                                                                                                    ---------------

BUSINESS SERVICES - 1.55%
         40,000  OMNICOM GROUP INCORPORATED                                                                               4,181,600
        148,600  SYNOPSYS INCORPORATED+                                                                                   3,972,078

                                                                                                                          8,153,678
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 8.46%
         61,600  ALBEMARLE CORPORATION                                                                                    4,422,880
        126,100  CELANESE CORPORATION CLASS A                                                                             3,263,468
        100,400  E.I. DU PONT DE NEMOURS & COMPANY                                                                        4,890,484
        213,800  MERCK & COMPANY INCORPORATED                                                                             9,321,680
        541,900  PFIZER INCORPORATED                                                                                     14,035,210
        132,900  PROCTER & GAMBLE COMPANY                                                                                 8,541,483

                                                                                                                         44,475,205
                                                                                                                    ---------------

COMMUNICATIONS - 8.33%
        441,100  AT&T INCORPORATED                                                                                       15,769,325
        121,600  AVAYA INCORPORATED+                                                                                      1,699,968
        180,600  COMCAST CORPORATION CLASS A+<<                                                                           7,644,798
        103,900  GRUPO TELEVISA SA ADR                                                                                    2,806,339
         71,600  IAC INTERACTIVECORP+<<                                                                                   2,660,656
        329,600  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                   1,845,760
         88,600  ROGERS COMMUNICATIONS INCORPORATED CLASS A                                                               5,280,560
        162,900  VERIZON COMMUNICATIONS INCORPORATED                                                                      6,066,396

                                                                                                                         43,773,802
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.63%
        120,300  CHICAGO BRIDGE & IRON COMPANY NV                                                                         3,289,002
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 12.62%
        434,800  BANK OF AMERICA CORPORATION                                                                             23,213,972
        306,800  CITIGROUP INCORPORATED                                                                                  17,088,760
        303,200  JPMORGAN CHASE & COMPANY                                                                                14,644,560
        172,600  KEYCORP                                                                                                  6,563,978
         85,000  WACHOVIA CORPORATION                                                                                     4,840,750

                                                                                                                         66,352,020
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.58%
        115,650  BRINKER INTERNATIONAL INCORPORATED<<                                                                     3,488,004
        108,200  MCDONALD'S CORPORATION                                                                                   4,796,506

                                                                                                                          8,284,510
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.22%
        189,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             8,047,620
         84,900  EDISON INTERNATIONAL                                                                                     3,861,252
        192,700  WILLIAMS COMPANIES INCORPORATED                                                                          5,033,324

                                                                                                                         16,942,196
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.15%
        169,900  CISCO SYSTEMS INCORPORATED+                                                                        $     4,643,367
        139,000  GENERAL ELECTRIC COMPANY                                                                                 5,172,190
         94,300  HARRIS CORPORATION                                                                                       4,324,598
        463,500  LSI LOGIC CORPORATION+<<                                                                                 4,171,500
        252,800  MICRON TECHNOLOGY INCORPORATED+                                                                          3,529,088

                                                                                                                         21,840,743
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.91%
        155,800  CONAGRA FOODS INCORPORATED                                                                               4,206,600
        129,400  H.J. HEINZ COMPANY                                                                                       5,824,294

                                                                                                                         10,030,894
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 3.01%
        138,500  FAMILY DOLLAR STORES INCORPORATED                                                                        4,062,205
         15,500  JC PENNEY COMPANY INCORPORATED                                                                           1,199,080
         16,000  SEARS HOLDINGS CORPORATION+                                                                              2,686,880
        276,400  TJX COMPANIES INCORPORATED                                                                               7,871,872

                                                                                                                         15,820,037
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.86%
         64,400  3M COMPANY                                                                                               5,018,692
        128,400  DELL INCORPORATED+<<                                                                                     3,221,556
        138,800  HEWLETT-PACKARD COMPANY                                                                                  5,717,172
         42,300  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              4,109,445
         42,900  SPX CORPORATION+                                                                                         2,623,764
        115,400  TEREX CORPORATION+                                                                                       7,452,532
        130,800  WESTERN DIGITAL CORPORATION+                                                                             2,676,168

                                                                                                                         30,819,329
                                                                                                                    ---------------

INSURANCE CARRIERS - 9.90%
         96,700  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                6,929,522
        108,700  ASSURANT INCORPORATED                                                                                    6,005,675
         47,200  CIGNA CORPORATION                                                                                        6,210,104
         72,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           6,792,968
         76,800  LINCOLN NATIONAL CORPORATION                                                                             5,099,520
         98,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        8,414,280
        144,400  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                7,752,836
         61,800  WELLPOINT INCORPORATED+                                                                                  4,863,042

                                                                                                                         52,067,947
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.57%
         66,200  THERMO ELECTRON CORPORATION+                                                                             2,998,198
                                                                                                                    ---------------

METAL MINING - 1.41%
        132,700  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    7,395,371
                                                                                                                    ---------------

MOTION PICTURES - 1.34%
        205,200  WALT DISNEY COMPANY                                                                                      7,032,204
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.80%
         80,600  ANADARKO PETROLEUM CORPORATION                                                                           3,507,712
        566,100  CHESAPEAKE ENERGY CORPORATION                                                                           16,445,205

                                                                                                                         19,952,917
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS - 0.97%
         74,800  KIMBERLY-CLARK CORPORATION                                                                         $     5,082,660
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.23%
         69,300  CHEVRON CORPORATION                                                                                      5,095,629
        311,000  EXXON MOBIL CORPORATION                                                                                 23,831,930
        177,600  VALERO ENERGY CORPORATION                                                                                9,086,016

                                                                                                                         38,013,575
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.51%
        144,000  STEEL DYNAMICS INCORPORATED                                                                              4,672,800
         44,300  UNITED STATES STEEL CORPORATION<<                                                                        3,240,102

                                                                                                                          7,912,902
                                                                                                                    ---------------

REAL ESTATE - 2.75%
        205,300  DOUGLAS EMMETT INCORPORATED                                                                              5,458,927
         97,700  JONES LANG LASALLE INCORPORATED                                                                          9,005,009

                                                                                                                         14,463,936
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.09%
         48,100  AMERIPRISE FINANCIAL INCORPORATED                                                                        2,621,450
        238,300  AMVESCAP PLC ADR                                                                                         5,874,095
         57,400  BEAR STEARNS COMPANIES INCORPORATED                                                                      9,343,572
         52,200  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,077,864
        115,400  MERRILL LYNCH & COMPANY INCORPORATED                                                                    10,743,740
         56,500  MORGAN STANLEY                                                                                           4,600,795

                                                                                                                         37,261,516
                                                                                                                    ---------------

TOBACCO PRODUCTS - 2.23%
        136,600  ALTRIA GROUP INCORPORATED                                                                               11,723,012
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 3.89%
         91,800  GOODRICH CORPORATION                                                                                     4,181,490
         38,000  JOHNSON CONTROLS INCORPORATED                                                                            3,264,960
        251,250  TRINITY INDUSTRIES INCORPORATED<<                                                                        8,844,000
         66,900  UNITED TECHNOLOGIES CORPORATION                                                                          4,182,588

                                                                                                                         20,473,038
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.56%
        141,300  EXPEDIA INCORPORATED+                                                                                    2,964,474
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.42%
        124,600  AMERISOURCEBERGEN CORPORATION<<                                                                          5,602,016
         54,700  MCKESSON CORPORATION                                                                                     2,773,290
         81,500  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     4,355,360

                                                                                                                         12,730,666
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $446,490,802)                                                                                 513,602,319
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.29%
         41,547  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               41,547
      1,456,624  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,456,624

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
         34,680  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    $        34,680

                                                                                                                          1,532,851
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.27%
$       156,059  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008           156,116
        433,496  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007           433,527
        433,496  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007           433,449
        433,496  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008           433,535
        433,496  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007           433,600
        286,108  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007           286,113
         59,268  BARTON CAPITAL LLC++                                                    5.37          01/25/2007            59,069
        104,039  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007           104,045
                 BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
      3,728,068  (MATURITY VALUE $3,730,288)                                             5.36          01/02/2007         3,728,068
        980,222  BUCKINGHAM III CDO LLC++                                                5.35          01/16/2007           978,222
        173,399  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007           173,019
         55,488  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007            55,318
        398,817  CHEYNE FINANCE LLC                                                      5.35          03/16/2007           394,577
        433,496  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007           433,544
                 CITIGROUP REPURCHASE AGREEMENT
      3,340,360  (MATURITY VALUE $3,342,349)                                             5.36          01/02/2007         3,340,360
         78,237  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007            78,146
        651,111  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007           648,546
        866,993  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007           867,010
        433,496  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007           432,170
        381,477  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007           378,368
         79,607  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007            78,947
         17,340  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007            17,297
        866,993  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007           867,227
        711,610  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007           709,532
        520,196  GEORGE STREET FINANCE LLC++                                             5.41          01/29/2007           518,146
        248,827  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007           248,906
         34,680  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007            34,690
         60,689  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007            60,692
        623,871  HUDSON-THAMES LLC                                                       5.32          03/21/2007           616,790
        175,861  HUDSON-THAMES LLC                                                       5.35          01/24/2007           175,296
        352,363  HUDSON-THAMES LLC++                                                     5.36          02/20/2007           349,851
        131,922  HUDSON-THAMES LLC++                                                     5.37          01/23/2007           131,518
         31,212  HUDSON-THAMES LLC++                                                     5.38          02/28/2007            30,953
        606,895  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007           607,156
      1,127,090  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007         1,127,090
        433,496  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008           433,505
        260,098  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007           260,035
         64,470  KLIO FUNDING CORPORATION++                                              5.33          01/25/2007            64,254
        250,960  KLIO FUNDING CORPORATION++                                              5.34          01/23/2007           250,192
      1,733,985  KLIO III FUNDING CORPORATION++                                          5.39          01/23/2007         1,728,679
        699,559  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33          02/02/2007           696,404
        343,919  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37          01/12/2007           343,416
         58,262  LEGACY CAPITAL CORPORATION                                              5.33          01/16/2007            58,143
        306,638  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38          01/18/2007           305,923
        433,496  LIQUID FUNDING LIMITED++                                                5.34          03/05/2007           429,586
        658,914  LIQUID FUNDING LIMITED++                                                5.35          01/02/2007           658,914
        104,039  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          02/20/2007           104,044
        433,496  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          03/06/2007           433,548
        173,399  MBIA GLOBAL FUNDING LLC+/-++                                            5.35          02/20/2007           173,405
        433,496  MORGAN STANLEY+/-                                                       5.32          07/12/2007           433,496
        433,496  MORGAN STANLEY+/-                                                       5.50          07/27/2007           433,856
        291,743  MORGAN STANLEY+/-                                                       5.51          01/12/2007           291,752
         80,197  MORGAN STANLEY SERIES EXL+/-                                            5.41          01/15/2008            80,198
        310,643  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49          07/20/2007           310,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       866,993  NORTHERN ROCK PLC+/-++SS.                                               5.35%         02/05/2008   $       867,123
        255,088  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33          05/15/2007           255,088
        433,496  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40          12/16/2007           433,496
         70,140  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          06/22/2007            70,141
        346,797  SLM CORPORATION+/-++                                                    5.35          01/11/2008           346,898
         34,680  STANFIELD VICTORIA FUNDING++                                            5.34          04/16/2007            34,156
      1,248,469  TASMAN FUNDING INCORPORATED++                                           5.39          01/22/2007         1,244,824
        965,136  TICONDEROGA FUNDING LLC                                                 5.37          01/30/2007           961,198
        100,242  TRAVELERS INSURANCE COMPANY+/-                                          5.42          02/09/2007           100,240
        433,496  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36          06/15/2007           433,544
        433,496  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36          03/09/2007           433,579
        125,280  VERSAILLES CDS LLC++                                                    5.32          01/17/2007           125,006
        105,080  VERSAILLES CDS LLC                                                      5.33          03/22/2007           103,871
        336,584  WHITE PINE FINANCE LLC                                                  5.35          01/11/2007           336,143
        298,245  ZELA FINANCE INCORPORATED++                                             5.36          03/12/2007           295,250

                                                                                                                         32,951,720
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,484,571)                                                               34,484,571
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS - 1.94%
     10,213,453  WELLS FARGO MONEY MARKET TRUST~+++                                                                      10,213,453
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,213,453)                                                                          10,213,453
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $491,188,826)*                                    106.20%                                                     $   558,300,343

OTHER ASSETS AND LIABILITIES, NET                        (6.20)                                                         (32,582,664)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   525,717,679
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,213,453.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.17%

AMUSEMENT & RECREATION SERVICES - 0.24%
         39,853  HARRAH'S ENTERTAINMENT INCORPORATED                                                                $     3,296,640
         72,715  INTERNATIONAL GAME TECHNOLOGY                                                                            3,359,433

                                                                                                                          6,656,073
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.42%
        112,884  GAP INCORPORATED                                                                                         2,201,238
         70,061  KOHL'S CORPORATION+                                                                                      4,794,274
         73,276  LIMITED BRANDS INCORPORATED                                                                              2,120,607
         49,011  NORDSTROM INCORPORATED                                                                                   2,418,203

                                                                                                                         11,534,322
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
         23,620  JONES APPAREL GROUP INCORPORATED                                                                           789,617
         21,957  LIZ CLAIBORNE INCORPORATED                                                                                 954,251
         19,155  VF CORPORATION                                                                                           1,572,242

                                                                                                                          3,316,110
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
         32,047  AUTONATION INCORPORATED+                                                                                   683,242
         10,846  AUTOZONE INCORPORATED+<<                                                                                 1,253,364

                                                                                                                          1,936,606
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
         13,010  RYDER SYSTEM INCORPORATED<<                                                                                664,291
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.25%
         25,428  CENTEX CORPORATION                                                                                       1,430,834
         59,124  D.R. HORTON INCORPORATED                                                                                 1,566,195
         16,825  KB HOME                                                                                                    862,786
         29,536  LENNAR CORPORATION CLASS A<<                                                                             1,549,459
         45,270  PULTE HOMES INCORPORATED<<                                                                               1,499,342

                                                                                                                          6,908,616
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.06%
        437,238  HOME DEPOT INCORPORATED                                                                                 17,559,478
        326,243  LOWE'S COMPANIES INCORPORATED                                                                           10,162,469
         23,974  SHERWIN-WILLIAMS COMPANY                                                                                 1,524,267

                                                                                                                         29,246,214
                                                                                                                    ---------------

BUSINESS SERVICES - 6.19%
        124,976  ADOBE SYSTEMS INCORPORATED+                                                                              5,139,013
         25,403  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       1,240,683
         49,639  AUTODESK INCORPORATED+                                                                                   2,008,394
        117,962  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   5,809,629
         43,938  BMC SOFTWARE INCORPORATED+<<                                                                             1,414,804
         87,988  CA INCORPORATED                                                                                          1,992,928
         38,688  CITRIX SYSTEMS INCORPORATED+                                                                             1,046,510
         30,377  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      2,343,889
         36,789  COMPUTER SCIENCES CORPORATION+                                                                           1,963,429
         75,463  COMPUWARE CORPORATION+                                                                                     628,607
         29,520  CONVERGYS CORPORATION+                                                                                     701,986
        247,900  eBAY INCORPORATED+<<                                                                                     7,454,353
         66,092  ELECTRONIC ARTS INCORPORATED+                                                                            3,328,393

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
        110,810  ELECTRONIC DATA SYSTEMS CORPORATION                                                                $     3,052,816
         26,807  EQUIFAX INCORPORATED                                                                                     1,088,364
         34,681  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      1,390,361
        164,065  FIRST DATA CORPORATION                                                                                   4,186,939
         37,101  FISERV INCORPORATED+                                                                                     1,944,834
         45,914  GOOGLE INCORPORATED CLASS A+                                                                            21,142,479
         42,514  IMS HEALTH INCORPORATED                                                                                  1,168,285
         94,519  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           1,156,913
         74,696  INTUIT INCORPORATED+<<                                                                                   2,278,975
        121,207  JUNIPER NETWORKS INCORPORATED+<<                                                                         2,295,661
      1,853,359  MICROSOFT CORPORATION                                                                                   55,341,300
         27,501  MONSTER WORLDWIDE INCORPORATED+                                                                          1,282,647
         38,177  NCR CORPORATION+                                                                                         1,632,449
         72,630  NOVELL INCORPORATED+                                                                                       450,306
         36,613  OMNICOM GROUP INCORPORATED                                                                               3,827,523
        857,075  ORACLE CORPORATION+<<                                                                                   14,690,270
         35,902  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   1,332,682
        754,034  SUN MICROSYSTEMS INCORPORATED+                                                                           4,086,864
        200,962  SYMANTEC CORPORATION+<<                                                                                  4,190,058
         73,822  UNISYS CORPORATION+                                                                                        578,764
         52,518  VERISIGN INCORPORATED+                                                                                   1,263,058
        262,273  YAHOO! INCORPORATED+<<                                                                                   6,698,452

                                                                                                                        170,152,618
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.40%
        328,831  ABBOTT LABORATORIES                                                                                     16,017,358
         47,205  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    3,317,567
        249,916  AMGEN INCORPORATED+                                                                                     17,071,762
         20,225  AVERY DENNISON CORPORATION                                                                               1,373,884
         95,240  AVON PRODUCTS INCORPORATED                                                                               3,146,730
         22,792  BARR PHARMACEUTICALS INCORPORATED+                                                                       1,142,335
         72,226  BIOGEN IDEC INCORPORATED+                                                                                3,552,797
        421,354  BRISTOL-MYERS SQUIBB COMPANY                                                                            11,090,037
         32,525  CLOROX COMPANY<<                                                                                         2,086,479
        110,188  COLGATE-PALMOLIVE COMPANY                                                                                7,188,665
        204,641  DOW CHEMICAL COMPANY                                                                                     8,173,362
        197,059  E.I. DU PONT DE NEMOURS & COMPANY                                                                        9,598,744
         17,628  EASTMAN CHEMICAL COMPANY                                                                                 1,045,517
         38,203  ECOLAB INCORPORATED                                                                                      1,726,776
        210,916  ELI LILLY & COMPANY                                                                                     10,988,724
         27,283  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,113,692
         67,855  FOREST LABORATORIES INCORPORATED+                                                                        3,433,463
         56,314  GENZYME CORPORATION+                                                                                     3,467,816
         98,513  GILEAD SCIENCES INCORPORATED+                                                                            6,396,449
         33,380  HOSPIRA INCORPORATED+                                                                                    1,120,900
         16,716  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            821,759
         52,085  KING PHARMACEUTICALS INCORPORATED+<<                                                                       829,193
         51,248  MEDIMMUNE INCORPORATED+<<                                                                                1,658,898
        465,118  MERCK & COMPANY INCORPORATED                                                                            20,279,145
        116,397  MONSANTO COMPANY                                                                                         6,114,334
         45,400  MYLAN LABORATORIES INCORPORATED                                                                            906,184
      1,544,774  PFIZER INCORPORATED                                                                                     40,009,647
         35,405  PPG INDUSTRIES INCORPORATED                                                                              2,273,355
         69,178  PRAXAIR INCORPORATED                                                                                     4,104,331
        678,877  PROCTER & GAMBLE COMPANY                                                                                43,631,425
         30,417  ROHM & HAAS COMPANY                                                                                      1,554,917
        317,627  SCHERING-PLOUGH CORPORATION                                                                              7,508,702
         14,127  SIGMA-ALDRICH CORPORATION                                                                                1,097,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        288,518  WYETH                                                                                              $    14,691,337

                                                                                                                        258,534,234
                                                                                                                    ---------------

COAL MINING - 0.13%
         39,124  CONSOL ENERGY INCORPORATED                                                                               1,257,054
         56,519  PEABODY ENERGY CORPORATION                                                                               2,283,933

                                                                                                                          3,540,987
                                                                                                                    ---------------

COMMUNICATIONS - 4.60%
         80,047  ALLTEL CORPORATION                                                                                       4,841,243
        823,308  AT&T INCORPORATED<<                                                                                     29,433,261
         97,288  AVAYA INCORPORATED+                                                                                      1,360,086
        390,790  BELLSOUTH CORPORATION                                                                                   18,410,117
         24,592  CENTURYTEL INCORPORATED                                                                                  1,073,687
        105,791  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,759,812
        445,867  COMCAST CORPORATION CLASS A+<<                                                                          18,873,550
        165,148  DIRECTV GROUP INCORPORATED+                                                                              4,118,791
         32,026  EMBARQ CORPORATION                                                                                       1,683,287
         47,818  IAC INTERACTIVECORP+<<                                                                                   1,776,917
        344,516  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         2,883,599
        620,207  SPRINT NEXTEL CORPORATION<<                                                                             11,715,710
         54,045  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           1,914,274
        625,480  VERIZON COMMUNICATIONS INCORPORATED                                                                     23,292,875
        102,145  WINDSTREAM CORPORATION                                                                                   1,452,502

                                                                                                                        126,589,711
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.62%
        962,090  BANK OF AMERICA CORPORATION                                                                             51,365,985
        163,722  BANK OF NEW YORK COMPANY INCORPORATED                                                                    6,445,735
        115,890  BB&T CORPORATION                                                                                         5,091,048
      1,052,710  CITIGROUP INCORPORATED                                                                                  58,635,947
         34,033  COMERICA INCORPORATED<<                                                                                  1,997,056
         40,178  COMMERCE BANCORP INCORPORATED                                                                            1,417,078
         27,815  COMPASS BANCSHARES INCORPORATED                                                                          1,659,165
        119,560  FIFTH THIRD BANCORP                                                                                      4,893,591
         26,665  FIRST HORIZON NATIONAL CORPORATION                                                                       1,114,064
         50,910  HUNTINGTON BANCSHARES INCORPORATED                                                                       1,209,113
        743,194  JPMORGAN CHASE & COMPANY                                                                                35,896,270
         86,035  KEYCORP                                                                                                  3,271,911
         16,597  M&T BANK CORPORATION                                                                                     2,027,490
         54,654  MARSHALL & ILSLEY CORPORATION                                                                            2,629,404
         88,237  MELLON FINANCIAL CORPORATION<<                                                                           3,719,190
        135,308  NATIONAL CITY CORPORATION<<                                                                              4,946,860
         40,164  NORTHERN TRUST CORPORATION                                                                               2,437,553
         62,946  PNC FINANCIAL SERVICES GROUP                                                                             4,660,522
        156,198  REGIONS FINANCIAL CORPORATION                                                                            5,841,805
         77,000  SOVEREIGN BANCORP INCORPORATED<<                                                                         1,955,036
         71,144  STATE STREET CORPORATION                                                                                 4,797,951
         75,871  SUNTRUST BANKS INCORPORATED                                                                              6,407,306
         69,624  SYNOVUS FINANCIAL CORPORATION                                                                            2,146,508
        376,606  US BANCORP                                                                                              13,629,371
        408,349  WACHOVIA CORPORATION                                                                                    23,255,476
        202,505  WASHINGTON MUTUAL INCORPORATED                                                                           9,211,952
        723,271  WELLS FARGO & COMPANY++                                                                                 25,719,517
        164,206  WESTERN UNION COMPANY                                                                                    3,681,499
         22,907  ZIONS BANCORPORATION                                                                                     1,888,453

                                                                                                                        291,952,856
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EATING & DRINKING PLACES - 0.62%
         31,456  DARDEN RESTAURANTS INCORPORATED                                                                    $     1,263,588
        264,962  MCDONALD'S CORPORATION                                                                                  11,745,765
         20,480  WENDY'S INTERNATIONAL INCORPORATED                                                                         677,683
         56,790  YUM! BRANDS INCORPORATED                                                                                 3,339,252

                                                                                                                         17,026,288
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.04%
         29,982  APOLLO GROUP INCORPORATED CLASS A+                                                                       1,168,399
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.03%
        142,296  AES CORPORATION+                                                                                         3,136,204
         35,406  ALLEGHENY ENERGY INCORPORATED+                                                                           1,625,489
         54,399  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    668,564
         44,189  AMEREN CORPORATION<<                                                                                     2,374,275
         84,748  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             3,608,570
         67,023  CENTERPOINT ENERGY INCORPORATED<<                                                                        1,111,241
         68,963  CITIZENS COMMUNICATIONS COMPANY<<                                                                          990,998
         47,654  CMS ENERGY CORPORATION+<<                                                                                  795,822
         55,015  CONSOLIDATED EDISON INCORPORATED                                                                         2,644,571
         38,565  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  2,655,972
         75,780  DOMINION RESOURCES INCORPORATED                                                                          6,353,395
         38,127  DTE ENERGY COMPANY                                                                                       1,845,728
        269,028  DUKE ENERGY CORPORATION                                                                                  8,934,420
         81,100  DYNEGY INCORPORATED CLASS A+                                                                               587,164
         69,802  EDISON INTERNATIONAL                                                                                     3,174,595
        151,123  EL PASO CORPORATION<<                                                                                    2,309,159
         44,318  ENTERGY CORPORATION                                                                                      4,091,438
        143,746  EXELON CORPORATION                                                                                       8,896,440
         68,387  FIRSTENERGY CORPORATION                                                                                  4,117,581
         86,606  FPL GROUP INCORPORATED                                                                                   4,713,099
         37,552  KEYSPAN CORPORATION                                                                                      1,546,391
         22,977  KINDER MORGAN INCORPORATED                                                                               2,429,818
          9,578  NICOR INCORPORATED                                                                                         448,250
         58,488  NISOURCE INCORPORATED                                                                                    1,409,561
          8,242  PEOPLES ENERGY CORPORATION                                                                                 367,346
         74,729  PG&E CORPORATION                                                                                         3,536,924
         21,391  PINNACLE WEST CAPITAL CORPORATION                                                                        1,083,240
         81,747  PPL CORPORATION                                                                                          2,929,812
         54,459  PROGRESS ENERGY INCORPORATED                                                                             2,672,848
         54,032  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             3,586,644
         18,396  QUESTAR CORPORATION                                                                                      1,527,788
         56,168  SEMPRA ENERGY                                                                                            3,143,723
        159,125  SOUTHERN COMPANY<<                                                                                       5,865,348
         44,819  TECO ENERGY INCORPORATED                                                                                   772,231
         98,388  TXU CORPORATION                                                                                          5,333,613
        114,622  WASTE MANAGEMENT INCORPORATED                                                                            4,214,633
        127,760  WILLIAMS COMPANIES INCORPORATED                                                                          3,337,091
         87,170  XCEL ENERGY INCORPORATED<<                                                                               2,010,140

                                                                                                                        110,850,126
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.34%
         25,115  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     364,921
        117,534  ADVANCED MICRO DEVICES INCORPORATED+                                                                     2,391,817
         77,523  ALTERA CORPORATION+                                                                                      1,525,653
         36,216  AMERICAN POWER CONVERSION CORPORATION                                                                    1,107,847
         73,270  ANALOG DEVICES INCORPORATED                                                                              2,408,385
        100,470  BROADCOM CORPORATION CLASS A+<<                                                                          3,246,186
         18,090  CIENA CORPORATION+                                                                                         501,274
      1,301,027  CISCO SYSTEMS INCORPORATED+                                                                             35,557,068
         43,277  COMVERSE TECHNOLOGY INCORPORATED+<<                                                                        913,577

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         19,476  COOPER INDUSTRIES LIMITED CLASS A                                                                  $     1,761,215
        171,900  EMERSON ELECTRIC COMPANY                                                                                 7,575,633
      2,208,421  GENERAL ELECTRIC COMPANY                                                                                82,175,345
         13,982  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,396,942
      1,235,315  INTEL CORPORATION                                                                                       25,015,129
         39,568  JABIL CIRCUIT INCORPORATED                                                                                 971,394
         45,223  JDS UNIPHASE CORPORATION+<<                                                                                753,415
         42,652  KLA-TENCOR CORPORATION                                                                                   2,121,937
         26,766  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 2,188,923
         64,048  LINEAR TECHNOLOGY CORPORATION                                                                            1,941,935
         85,828  LSI LOGIC CORPORATION+                                                                                     772,452
         68,705  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,103,747
        161,625  MICRON TECHNOLOGY INCORPORATED+                                                                          2,256,285
         30,373  MOLEX INCORPORATED                                                                                         960,698
        517,920  MOTOROLA INCORPORATED                                                                                   10,648,435
         61,822  NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,403,359
         80,091  NETWORK APPLIANCE INCORPORATED+                                                                          3,145,974
         26,481  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           911,476
         76,172  NVIDIA CORPORATION+                                                                                      2,819,126
         44,951  PMC-SIERRA INCORPORATED+<<                                                                                 301,621
         33,774  QLOGIC CORPORATION+<<                                                                                      740,326
        354,045  QUALCOMM INCORPORATED                                                                                   13,379,361
         35,821  ROCKWELL COLLINS INCORPORATED                                                                            2,267,111
        114,154  SANMINA-SCI CORPORATION+                                                                                   393,831
         94,648  TELLABS INCORPORATED+                                                                                      971,088
        317,909  TEXAS INSTRUMENTS INCORPORATED                                                                           9,155,779
         16,792  WHIRLPOOL CORPORATION<<                                                                                  1,394,072
         72,035  XILINX INCORPORATED<<                                                                                    1,715,153

                                                                                                                        229,258,490
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
         79,792  CELGENE CORPORATION+<<                                                                                   4,590,434
         18,862  FLUOR CORPORATION                                                                                        1,540,082
         50,353  MOODY'S CORPORATION                                                                                      3,477,378
         72,538  PAYCHEX INCORPORATED                                                                                     2,868,153
         34,267  QUEST DIAGNOSTICS INCORPORATED                                                                           1,816,151

                                                                                                                         14,292,198
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
         22,320  BALL CORPORATION                                                                                           973,152
         32,432  FORTUNE BRANDS INCORPORATED                                                                              2,769,368
         89,872  ILLINOIS TOOL WORKS INCORPORATED                                                                         4,151,188
         12,506  SNAP-ON INCORPORATED                                                                                       595,786

                                                                                                                          8,489,494
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
         42,460  JANUS CAPITAL GROUP INCORPORATED<<                                                                         916,711
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.06%
        164,712  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    8,103,830
        140,809  ARCHER DANIELS MIDLAND COMPANY<<                                                                         4,500,256
         46,660  CAMPBELL SOUP COMPANY                                                                                    1,814,607
         59,377  COCA-COLA ENTERPRISES INCORPORATED                                                                       1,212,478
        109,164  CONAGRA FOODS INCORPORATED                                                                               2,947,428
         45,007  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                             1,306,103
         73,500  GENERAL MILLS INCORPORATED                                                                               4,233,600
         70,589  H.J. HEINZ COMPANY                                                                                       3,177,211
         24,329  HERCULES INCORPORATED+                                                                                     469,793
         53,764  KELLOGG COMPANY                                                                                          2,691,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
         28,153  MCCORMICK & COMPANY INCORPORATED                                                                   $     1,085,580
          9,796  MOLSON COORS BREWING COMPANY                                                                               748,806
         29,326  PEPSI BOTTLING GROUP INCORPORATED                                                                          906,467
        351,801  PEPSICO INCORPORATED                                                                                    22,005,153
        160,001  SARA LEE CORPORATION                                                                                     2,724,817
        436,859  THE COCA-COLA COMPANY                                                                                   21,078,447
         37,252  THE HERSHEY COMPANY                                                                                      1,855,150
         53,980  TYSON FOODS INCORPORATED CLASS A                                                                           887,971
         47,028  WM. WRIGLEY JR. COMPANY                                                                                  2,432,288

                                                                                                                         84,181,411
                                                                                                                    ---------------

FOOD STORES - 0.51%
        153,702  KROGER COMPANY                                                                                           3,545,905
         94,973  SAFEWAY INCORPORATED                                                                                     3,282,267
        161,980  STARBUCKS CORPORATION+<<                                                                                 5,737,332
         30,621  WHOLE FOODS MARKET INCORPORATED<<                                                                        1,437,044

                                                                                                                         14,002,548
                                                                                                                    ---------------

FORESTRY - 0.13%
         50,674  WEYERHAEUSER COMPANY                                                                                     3,580,118
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.19%
         38,346  LEGGETT & PLATT INCORPORATED                                                                               916,469
         84,453  MASCO CORPORATION                                                                                        2,522,611
         59,387  NEWELL RUBBERMAID INCORPORATED<<                                                                         1,719,254

                                                                                                                          5,158,334
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.86%
         23,457  BIG LOTS INCORPORATED+<<                                                                                   537,634
         66,850  DOLLAR GENERAL CORPORATION                                                                               1,073,611
         32,486  FAMILY DOLLAR STORES INCORPORATED                                                                          952,814
        112,512  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 4,290,083
         48,200  JC PENNEY COMPANY INCORPORATED                                                                           3,728,752
         17,804  SEARS HOLDINGS CORPORATION+                                                                              2,989,826
        184,009  TARGET CORPORATION                                                                                      10,497,713
         97,500  TJX COMPANIES INCORPORATED                                                                               2,776,800
        526,848  WAL-MART STORES INCORPORATED                                                                            24,329,841

                                                                                                                         51,177,074
                                                                                                                    ---------------

HEALTH SERVICES - 0.38%
         91,364  CAREMARK RX INCORPORATED                                                                                 5,217,798
         51,538  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       1,087,967
         26,865  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            1,973,772
         15,843  MANOR CARE INCORPORATED<<                                                                                  743,354
        100,975  TENET HEALTHCARE CORPORATION+                                                                              703,796
         21,952  WATSON PHARMACEUTICALS INCORPORATED+                                                                       571,411

                                                                                                                         10,298,098
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.13%
         20,672  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        1,158,045
         46,786  ARCHSTONE-SMITH TRUST<<                                                                                  2,723,413
         25,028  BOSTON PROPERTIES INCORPORATED                                                                           2,800,133
         75,302  EQUITY OFFICE PROPERTIES TRUST<<                                                                         3,627,297
         62,586  EQUITY RESIDENTIAL                                                                                       3,176,240
         48,424  KIMCO REALTY CORPORATION                                                                                 2,176,659
         37,928  PLUM CREEK TIMBER COMPANY                                                                                1,511,431

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         53,013  PROLOGIS                                                                                           $     3,221,600
         26,249  PUBLIC STORAGE INCORPORATED                                                                              2,559,278
         47,409  SIMON PROPERTY GROUP INCORPORATED                                                                        4,802,058
         27,664  VORNADO REALTY TRUST                                                                                     3,361,176

                                                                                                                         31,117,330
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.28%
         60,561  BED BATH & BEYOND INCORPORATED+                                                                          2,307,374
         86,427  BEST BUY COMPANY INCORPORATED                                                                            4,251,344
         30,396  CIRCUIT CITY STORES INCORPORATED                                                                           576,916
         29,098  RADIOSHACK CORPORATION<<                                                                                   488,264

                                                                                                                          7,623,898
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
         82,828  HILTON HOTELS CORPORATION                                                                                2,890,697
         72,002  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              3,435,935
         45,419  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,838,688
         42,449  WYNDHAM WORLDWIDE CORPORATION+                                                                           1,359,217

                                                                                                                         10,524,537
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.58%
        157,759  3M COMPANY                                                                                              12,294,159
         37,163  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 1,703,924
        182,213  APPLE COMPUTER INCORPORATED+                                                                            15,458,951
        297,563  APPLIED MATERIALS INCORPORATED                                                                           5,490,037
         68,715  BAKER HUGHES INCORPORATED<<                                                                              5,130,262
         14,574  BLACK & DECKER CORPORATION<<                                                                             1,165,483
        139,371  CATERPILLAR INCORPORATED                                                                                 8,547,623
         11,239  CUMMINS INCORPORATED                                                                                     1,328,225
         49,531  DEERE & COMPANY                                                                                          4,708,912
        486,673  DELL INCORPORATED+                                                                                      12,210,626
         43,740  DOVER CORPORATION                                                                                        2,144,135
         31,921  EATON CORPORATION                                                                                        2,398,544
        471,845  EMC CORPORATION+                                                                                         6,228,354
        586,797  HEWLETT-PACKARD COMPANY                                                                                 24,170,168
         65,687  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   2,570,332
        322,722  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             31,352,442
         20,980  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,535,736
         37,599  NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   2,300,307
         26,225  PALL CORPORATION                                                                                           906,074
         25,263  PARKER HANNIFIN CORPORATION                                                                              1,942,219
         47,535  PITNEY BOWES INCORPORATED                                                                                2,195,642
         48,212  SANDISK CORPORATION+<<                                                                                   2,074,562
         42,717  SMITH INTERNATIONAL INCORPORATED                                                                         1,754,387
        195,936  SOLECTRON CORPORATION+                                                                                     630,914
         17,418  STANLEY WORKS                                                                                              875,951
         54,575  SYMBOL TECHNOLOGIES INCORPORATED                                                                           815,351
         21,788  TEREX CORPORATION+                                                                                       1,407,069

                                                                                                                        153,340,389
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
         66,345  AON CORPORATION                                                                                          2,344,632
         35,612  HUMANA INCORPORATED+                                                                                     1,969,700
        118,073  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  3,620,118
         73,386  UNUMPROVIDENT CORPORATION                                                                                1,524,961

                                                                                                                          9,459,411
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 5.82%
         69,747  ACE LIMITED                                                                                        $     4,224,576
        111,833  AETNA INCORPORATED                                                                                       4,828,949
        105,943  AFLAC INCORPORATED                                                                                       4,873,378
        133,888  ALLSTATE CORPORATION                                                                                     8,717,448
         22,729  AMBAC FINANCIAL GROUP INCORPORATED                                                                       2,024,472
        556,967  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               39,912,255
         88,191  CHUBB CORPORATION                                                                                        4,666,186
         21,974  CIGNA CORPORATION                                                                                        2,891,119
         37,116  CINCINNATI FINANCIAL CORPORATION                                                                         1,681,726
         94,952  GENWORTH FINANCIAL INCORPORATED                                                                          3,248,308
         67,901  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           6,335,842
         61,515  LINCOLN NATIONAL CORPORATION                                                                             4,084,596
         97,897  LOEWS CORPORATION                                                                                        4,059,789
         28,882  MBIA INCORPORATED                                                                                        2,110,119
        162,873  METLIFE INCORPORATED                                                                                     9,611,136
         17,785  MGIC INVESTMENT CORPORATION                                                                              1,112,274
         57,794  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   3,392,508
        163,185  PROGRESSIVE CORPORATION                                                                                  3,952,341
        102,193  PRUDENTIAL FINANCIAL INCORPORATED                                                                        8,774,291
         22,549  SAFECO CORPORATION                                                                                       1,410,440
        147,830  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                7,936,993
         21,011  TORCHMARK CORPORATION                                                                                    1,339,661
        288,582  UNITEDHEALTH GROUP INCORPORATED                                                                         15,505,511
        132,834  WELLPOINT INCORPORATED+                                                                                 10,452,707
         38,686  XL CAPITAL LIMITED CLASS A                                                                               2,786,166

                                                                                                                        159,932,791
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.12%
         78,728  COACH INCORPORATED+                                                                                      3,382,155
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.71%
         87,555  AGILENT TECHNOLOGIES INCORPORATED+                                                                       3,051,292
         32,940  ALLERGAN INCORPORATED                                                                                    3,944,236
         39,250  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             1,440,083
         11,519  BAUSCH & LOMB INCORPORATED                                                                                 599,679
        140,211  BAXTER INTERNATIONAL INCORPORATED                                                                        6,504,388
         52,839  BECTON DICKINSON & COMPANY                                                                               3,706,656
         52,471  BIOMET INCORPORATED                                                                                      2,165,478
        252,626  BOSTON SCIENTIFIC CORPORATION+                                                                           4,340,120
         22,063  C.R. BARD INCORPORATED                                                                                   1,830,567
         50,776  DANAHER CORPORATION                                                                                      3,678,213
         61,550  EASTMAN KODAK COMPANY<<                                                                                  1,587,990
        246,620  MEDTRONIC INCORPORATED                                                                                  13,196,636
         11,441  MILLIPORE CORPORATION+<<                                                                                   761,971
         26,345  PERKINELMER INCORPORATED                                                                                   585,649
         95,258  RAYTHEON COMPANY                                                                                         5,029,622
         36,458  ROCKWELL AUTOMATION INCORPORATED                                                                         2,226,855
         75,727  ST. JUDE MEDICAL INCORPORATED+                                                                           2,768,579
         63,679  STRYKER CORPORATION                                                                                      3,509,350
         17,672  TEKTRONIX INCORPORATED                                                                                     515,492
         40,658  TERADYNE INCORPORATED+                                                                                     608,244
         87,428  THERMO ELECTRON CORPORATION+<<                                                                           3,959,614
         21,742  WATERS CORPORATION+                                                                                      1,064,706
        206,802  XEROX CORPORATION+                                                                                       3,505,294
         51,128  ZIMMER HOLDINGS INCORPORATED+                                                                            4,007,413

                                                                                                                         74,588,127
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.06%
         34,140  COVENTRY HEALTH CARE INCORPORATED+                                                                       1,708,707
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
METAL MINING - 0.44%
         42,190  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                              $     2,351,249
         96,455  NEWMONT MINING CORPORATION                                                                               4,354,943
         43,702  PHELPS DODGE CORPORATION                                                                                 5,232,003

                                                                                                                         11,938,195
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
         20,229  VULCAN MATERIALS COMPANY                                                                                 1,817,980
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.11%
         34,027  HASBRO INCORPORATED                                                                                        927,236
        621,161  JOHNSON & JOHNSON                                                                                       41,009,049
         81,713  MATTEL INCORPORATED                                                                                      1,851,617
         28,996  TIFFANY & COMPANY<<                                                                                      1,137,803
        426,094  TYCO INTERNATIONAL LIMITED                                                                              12,953,258

                                                                                                                         57,878,963
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.17%
         66,188  AMAZON.COM INCORPORATED+<<                                                                               2,611,778
         98,179  COSTCO WHOLESALE CORPORATION<<                                                                           5,190,724
        176,442  CVS CORPORATION                                                                                          5,453,822
         13,042  DILLARD'S INCORPORATED CLASS A                                                                             456,079
         29,016  EXPRESS SCRIPTS INCORPORATED+                                                                            2,077,546
         59,646  OFFICE DEPOT INCORPORATED+                                                                               2,276,688
        154,817  STAPLES INCORPORATED                                                                                     4,133,614
        214,978  WALGREEN COMPANY                                                                                         9,865,340

                                                                                                                         32,065,591
                                                                                                                    ---------------

MOTION PICTURES - 1.62%
        501,474  NEWS CORPORATION CLASS A                                                                                10,771,662
        855,327  TIME WARNER INCORPORATED                                                                                18,629,022
        443,148  WALT DISNEY COMPANY                                                                                     15,186,682

                                                                                                                         44,587,366
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.63%
        229,997  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              17,245,175
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.08%
        258,112  AMERICAN EXPRESS COMPANY                                                                                15,659,655
         87,407  CAPITAL ONE FINANCIAL CORPORATION                                                                        6,714,606
         42,483  CIT GROUP INCORPORATED                                                                                   2,369,277
        133,059  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      5,648,355
        208,896  FANNIE MAE                                                                                              12,406,333
        148,469  FREDDIE MAC                                                                                             10,081,045
         87,573  SLM CORPORATION                                                                                          4,270,935

                                                                                                                         57,150,206
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.60%
         98,496  ANADARKO PETROLEUM CORPORATION                                                                           4,286,546
         70,573  APACHE CORPORATION                                                                                       4,693,810
         62,804  BJ SERVICES COMPANY                                                                                      1,841,413
         89,103  CHESAPEAKE ENERGY CORPORATION                                                                            2,588,442
         94,694  DEVON ENERGY CORPORATION                                                                                 6,352,074
         52,161  EOG RESOURCES INCORPORATED                                                                               3,257,454
        215,421  HALLIBURTON COMPANY                                                                                      6,688,822
         64,132  NABORS INDUSTRIES LIMITED+<<                                                                             1,909,851
         29,046  NOBLE CORPORATION                                                                                        2,211,853

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
        184,576  OCCIDENTAL PETROLEUM CORPORATION                                                                   $     9,012,846
         23,659  ROWAN COMPANIES INCORPORATED                                                                               785,479
        252,422  SCHLUMBERGER LIMITED                                                                                    15,942,974
         62,643  TRANSOCEAN INCORPORATED+                                                                                 5,067,192
         72,779  WEATHERFORD INTERNATIONAL LIMITED+<<                                                                     3,041,434
         78,396  XTO ENERGY INCORPORATED                                                                                  3,688,532

                                                                                                                         71,368,722
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.54%
         22,460  BEMIS COMPANY INCORPORATED                                                                                 763,191
         97,473  INTERNATIONAL PAPER COMPANY<<                                                                            3,323,829
         98,188  KIMBERLY-CLARK CORPORATION                                                                               6,671,875
         38,817  MEADWESTVACO CORPORATION                                                                                 1,166,839
         15,955  OFFICEMAX INCORPORATED                                                                                     792,166
         28,508  PACTIV CORPORATION+                                                                                      1,017,451
         22,920  TEMPLE-INLAND INCORPORATED                                                                               1,055,008

                                                                                                                         14,790,359
                                                                                                                    ---------------

PERSONAL SERVICES - 0.10%
         29,238  CINTAS CORPORATION                                                                                       1,161,041
         69,050  H & R BLOCK INCORPORATED                                                                                 1,590,912

                                                                                                                          2,751,953
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.42%
         12,248  ASHLAND INCORPORATED                                                                                       847,317
        467,042  CHEVRON CORPORATION                                                                                     34,341,598
        352,591  CONOCOPHILLIPS                                                                                          25,368,922
      1,249,559  EXXON MOBIL CORPORATION                                                                                 95,753,706
         57,999  HESS CORPORATION                                                                                         2,875,010
         75,310  MARATHON OIL CORPORATION                                                                                 6,966,175
         40,075  MURPHY OIL CORPORATION<<                                                                                 2,037,814
         26,376  SUNOCO INCORPORATED                                                                                      1,644,807
        129,534  VALERO ENERGY CORPORATION                                                                                6,626,959

                                                                                                                        176,462,308
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.47%
        185,768  ALCOA INCORPORATED                                                                                       5,574,898
         21,579  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      1,956,784
         64,725  NUCOR CORPORATION                                                                                        3,537,869
         25,382  UNITED STATES STEEL CORPORATION                                                                          1,856,439

                                                                                                                         12,925,990
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.91%
        167,434  CBS CORPORATION CLASS B                                                                                  5,220,592
         13,940  DOW JONES & COMPANY INCORPORATED<<                                                                         529,720
         17,851  E.W. SCRIPPS COMPANY CLASS A                                                                               891,479
         50,199  GANNETT COMPANY INCORPORATED                                                                             3,035,032
         75,884  MCGRAW-HILL COMPANIES INCORPORATED                                                                       5,161,630
          8,298  MEREDITH CORPORATION                                                                                       467,592
         30,805  NEW YORK TIMES COMPANY CLASS A<<                                                                           750,410
         46,447  RR DONNELLEY & SONS COMPANY                                                                              1,650,726
         40,844  TRIBUNE COMPANY                                                                                          1,257,178
        149,811  VIACOM INCORPORATED CLASS B+<<                                                                           6,146,745

                                                                                                                         25,111,104
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.67%
         76,956  BURLINGTON NORTHERN SANTA FE CORPORATION                                                           $     5,680,122
         93,233  CSX CORPORATION                                                                                          3,210,012
         85,030  NORFOLK SOUTHERN CORPORATION                                                                             4,276,159
         57,785  UNION PACIFIC CORPORATION                                                                                5,317,376

                                                                                                                         18,483,669
                                                                                                                    ---------------

REAL ESTATE - 0.10%
         39,587  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             1,314,288
         45,928  REALOGY CORPORATION+                                                                                     1,392,537

                                                                                                                          2,706,825
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
         38,022  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          798,082
         17,272  SEALED AIR CORPORATION                                                                                   1,121,298

                                                                                                                          1,919,380
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.27%
         51,838  AMERIPRISE FINANCIAL INCORPORATED                                                                        2,825,171
         25,132  BEAR STEARNS COMPANIES INCORPORATED                                                                      4,090,987
        219,137  CHARLES SCHWAB CORPORATION                                                                               4,238,110
          7,459  CHICAGO MERCANTILE EXCHANGE                                                                              3,802,225
         91,470  E*TRADE FINANCIAL CORPORATION+                                                                           2,050,757
         19,352  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   653,711
         35,714  FRANKLIN RESOURCES INCORPORATED                                                                          3,934,611
         91,230  GOLDMAN SACHS GROUP INCORPORATED                                                                        18,186,701
         28,155  LEGG MASON INCORPORATED                                                                                  2,676,133
        113,560  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    8,871,307
        189,382  MERRILL LYNCH & COMPANY INCORPORATED                                                                    17,631,464
        226,786  MORGAN STANLEY                                                                                          18,467,184
         56,481  T. ROWE PRICE GROUP INCORPORATED                                                                         2,472,173

                                                                                                                         89,900,534
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.23%
        335,138  CORNING INCORPORATED+                                                                                    6,270,432
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.56%
        449,024  ALTRIA GROUP INCORPORATED                                                                               38,535,240
         36,731  REYNOLDS AMERICAN INCORPORATED<<                                                                         2,404,779
         34,470  UST INCORPORATED                                                                                         2,006,154

                                                                                                                         42,946,173
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.35%
         65,693  FEDEX CORPORATION                                                                                        7,135,574
        169,643  SOUTHWEST AIRLINES COMPANY                                                                               2,598,931

                                                                                                                          9,734,505
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.95%
        169,408  BOEING COMPANY                                                                                          15,050,207
         19,669  BRUNSWICK CORPORATION                                                                                      627,441
        404,679  FORD MOTOR COMPANY<<                                                                                     3,039,139
         86,691  GENERAL DYNAMICS CORPORATION                                                                             6,445,476
        121,177  GENERAL MOTORS CORPORATION<<                                                                             3,722,557
         36,507  GENUINE PARTS COMPANY                                                                                    1,731,527
         26,729  GOODRICH CORPORATION                                                                                     1,217,506
         55,517  HARLEY-DAVIDSON INCORPORATED                                                                             3,912,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (continued)
        174,930  HONEYWELL INTERNATIONAL INCORPORATED                                                               $     7,913,833
         39,569  ITT CORPORATION                                                                                          2,248,311
         41,945  JOHNSON CONTROLS INCORPORATED                                                                            3,603,914
         76,285  LOCKHEED MARTIN CORPORATION                                                                              7,023,560
         74,001  NORTHROP GRUMMAN CORPORATION                                                                             5,009,868
         53,198  PACCAR INCORPORATED                                                                                      3,452,550
         26,875  TEXTRON INCORPORATED                                                                                     2,520,069
        215,023  UNITED TECHNOLOGIES CORPORATION                                                                         13,443,238

                                                                                                                         80,961,479
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.03%
         28,360  SABRE HOLDINGS CORPORATION                                                                                 904,400
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.17%
         95,334  CARNIVAL CORPORATION                                                                                     4,676,133
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.97%
         41,153  AMERISOURCEBERGEN CORPORATION                                                                            1,850,230
         16,875  BROWN-FORMAN CORPORATION CLASS B                                                                         1,117,800
         86,770  CARDINAL HEALTH INCORPORATED                                                                             5,590,591
         28,656  DEAN FOODS COMPANY+                                                                                      1,211,576
         63,408  MCKESSON CORPORATION                                                                                     3,214,786
         62,863  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     3,359,399
         40,283  NIKE INCORPORATED CLASS B                                                                                3,989,225
         44,107  SUPERVALU INCORPORATED                                                                                   1,576,825
        132,428  SYSCO CORPORATION                                                                                        4,868,053

                                                                                                                         26,778,485
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         29,769  PATTERSON COMPANIES INCORPORATED+<<                                                                      1,057,097
         15,667  W.W. GRAINGER INCORPORATED                                                                               1,095,750

                                                                                                                          2,152,847
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,070,403,510)                                                                             2,726,638,046
                                                                                                                    ---------------

RIGHTS - 0.00%
         32,300  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                    0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
US TREASURY SECURITIES - 0.03%

US TREASURY BILLS - 0.03%
$       185,000  US TREASURY BILL^                                                       4.94%         05/10/2007           181,815
        530,000  US TREASURY BILL^                                                       4.96          05/10/2007           520,876

                                                                                                                            702,691
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $702,502)                                                                                702,691
                                                                                                                    ---------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 6.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
        203,031  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              203,031
      7,118,265  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   7,118,265

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
        169,474  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    $       169,474

                                                                                                                          7,490,770
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.86%
$       762,631  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008           762,913
      2,118,420  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007         2,118,568
      2,118,420  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007         2,118,187
      2,118,420  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008         2,118,611
      2,118,420  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007         2,118,928
      1,398,157  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007         1,398,185
        289,630  BARTON CAPITAL LLC++                                                    5.37          01/25/2007           288,660
        508,421  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007           508,451
                 BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
     18,218,412  (MATURITY VALUE $18,229,262)                                            5.36          01/02/2007        18,218,412
      4,790,171  BUCKINGHAM III CDO LLC++                                                5.35          01/16/2007         4,780,399
        847,368  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007           845,512
        271,158  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007           270,328
      1,948,946  CHEYNE FINANCE LLC                                                      5.35          03/16/2007         1,928,229
      2,118,420  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007         2,118,653
                 CITIGROUP REPURCHASE AGREEMENT
     16,323,750  (MATURITY VALUE $16,333,472)                                            5.36          01/02/2007        16,323,750
        382,332  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007           381,885
      3,181,867  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007         3,169,330
      4,236,840  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007         4,236,925
      2,118,420  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007         2,111,938
      1,864,210  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007         1,849,016
        389,027  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007           385,798
         84,737  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007            84,527
      4,236,840  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007         4,237,984
      3,477,514  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007         3,467,359
      2,542,104  GEORGE STREET FINANCE LLC++                                             5.41          01/29/2007         2,532,088
      1,215,973  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007         1,216,362
        169,474  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007           169,523
        296,579  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007           296,591
      3,048,745  HUDSON-THAMES LLC                                                       5.32          03/21/2007         3,014,142
        859,401  HUDSON-THAMES LLC                                                       5.35          01/24/2007           856,642
      1,721,937  HUDSON-THAMES LLC++                                                     5.36          02/20/2007         1,709,659
        644,678  HUDSON-THAMES LLC++                                                     5.37          01/23/2007           642,705
        152,526  HUDSON-THAMES LLC++                                                     5.38          02/28/2007           151,260
      2,965,788  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007         2,967,063
      5,507,892  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007         5,507,892
      2,118,420  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008         2,118,462
      1,271,052  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007         1,270,747
        315,051  KLIO FUNDING CORPORATION++                                              5.33          01/25/2007           313,996
      1,226,396  KLIO FUNDING CORPORATION++                                              5.34          01/23/2007         1,222,643
      8,473,680  KLIO III FUNDING CORPORATION++                                          5.39          01/23/2007         8,447,751
      3,418,621  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33          02/02/2007         3,403,203
      1,680,670  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37          01/12/2007         1,678,216
        284,716  LEGACY CAPITAL CORPORATION                                              5.33          01/16/2007           284,135
      1,498,486  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38          01/18/2007         1,494,994
      2,118,420  LIQUID FUNDING LIMITED++                                                5.34          03/05/2007         2,099,312
      3,219,998  LIQUID FUNDING LIMITED++                                                5.35          01/02/2007         3,219,998
        508,421  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          02/20/2007           508,446
      2,118,420  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32          03/06/2007         2,118,674
        847,368  MBIA GLOBAL FUNDING LLC+/-++                                            5.35          02/20/2007           847,402
      2,118,420  MORGAN STANLEY+/-                                                       5.32          07/12/2007         2,118,420
      2,118,420  MORGAN STANLEY+/-                                                       5.50          07/27/2007         2,120,178
      1,425,697  MORGAN STANLEY+/-                                                       5.51          01/12/2007         1,425,739
        391,908  MORGAN STANLEY SERIES EXL+/-                                            5.41          01/15/2008           391,916
      1,518,060  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49          07/20/2007         1,519,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     4,236,840  NORTHERN ROCK PLC+/-++SS.                                               5.35%         02/05/2008   $     4,237,476
      1,246,572  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33          05/15/2007         1,246,572
      2,118,420  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40          12/16/2007         2,118,420
        342,760  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          06/22/2007           342,766
      1,694,736  SLM CORPORATION+/-++                                                    5.35          01/11/2008         1,695,227
        169,474  STANFIELD VICTORIA FUNDING++                                            5.34          04/16/2007           166,913
      6,101,050  TASMAN FUNDING INCORPORATED++                                           5.39          01/22/2007         6,083,235
      4,716,450  TICONDEROGA FUNDING LLC                                                 5.37          01/30/2007         4,697,207
        489,863  TRAVELERS INSURANCE COMPANY+/-                                          5.42          02/09/2007           489,854
      2,118,420  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36          06/15/2007         2,118,653
      2,118,420  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36          03/09/2007         2,118,822
        612,223  VERSAILLES CDS LLC++                                                    5.32          01/17/2007           610,883
        513,505  VERSAILLES CDS LLC                                                      5.33          03/22/2007           507,600
      1,644,826  WHITE PINE FINANCE LLC                                                  5.35          01/11/2007         1,642,671
      1,457,473  ZELA FINANCE INCORPORATED++                                             5.36          03/12/2007         1,442,840

                                                                                                                        161,029,257
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $168,520,027)                                                             168,520,027
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.66%
     18,252,731  WELLS FARGO MONEY MARKET TRUST+++~                                                                      18,252,731
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,252,731)                                                                          18,252,731
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,257,878,770)*                                  105.99%                                                     $ 2,914,113,495

OTHER ASSETS AND LIABILITIES, NET                        (5.99)                                                        (164,586,380)
                                                       -------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 2,749,527,115
                                                       -------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $34,153,485.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.00%

AUSTRALIA - 3.29%
         61,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             $     1,170,049
         98,557  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                           1,660,938
         57,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         1,298,042
         23,202  RIO TINTO LIMITED (METAL MINING)<<                                                                       1,360,762

                                                                                                                          5,489,791
                                                                                                                    ---------------

AUSTRIA - 0.54%
         33,800  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        905,736
                                                                                                                    ---------------

BELGIUM - 2.44%
         21,000  BELGACOM SA (COMMUNICATIONS)                                                                               925,048
         15,300  DELHAIZE GROUP (FOOD STORES)                                                                             1,275,421
         43,900  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         1,872,943

                                                                                                                          4,073,412
                                                                                                                    ---------------

FRANCE - 12.17%
         15,300  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    2,074,200
         58,544  AXA SA (INSURANCE CARRIERS)                                                                              2,370,217
         28,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   1,803,845
         34,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   2,170,145
         25,600  CARREFOUR SA (FOOD STORES)                                                                               1,552,457
         13,713  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               1,312,379
         16,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  1,710,131
         22,676  TECHNIP SA (OIL & GAS EXTRACTION)<<                                                                      1,556,534
         62,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                          4,515,992
         32,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    1,266,404

                                                                                                                         20,332,304
                                                                                                                    ---------------

GERMANY - 8.39%
         12,700  ALLIANZ AG (INSURANCE CARRIERS)                                                                          2,594,485
         17,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,016,602
         56,821  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 2,163,931
         30,100  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            1,859,521
         13,500  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,832,493
         10,300  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,372,835
         28,100  METRO AG (FOOD STORES)                                                                                   1,791,975
         26,000  SAP AG (BUSINESS SERVICES)                                                                               1,381,770

                                                                                                                         14,013,612
                                                                                                                    ---------------

GREECE - 1.02%
         56,424  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  1,705,649
                                                                                                                    ---------------

HONG KONG - 5.45%
        188,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               2,314,259
        197,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        1,701,966
      1,361,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         1,259,813
      2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         1,118,662
        118,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            1,366,274
        221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          1,349,588

                                                                                                                          9,110,562
                                                                                                                    ---------------

ITALY - 2.59%
         76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        2,561,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ITALY (continued)
        200,700  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                  $     1,759,155

                                                                                                                          4,320,172
                                                                                                                    ---------------

JAPAN - 21.81%
         67,500  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              1,460,548
        110,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         861,476
                 DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
         76,000  BUILDERS)                                                                                                1,321,961
        208,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,632,469
         64,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            1,726,314
                 KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          5,200  EQUIPMENT)                                                                                               1,288,585
         61,000  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        2,152,851
            212  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    2,618,713
        141,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 2,108,987
        108,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           1,181,597
                 MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
         24,500  EXCEPT COMPUTER EQUIPMENT)                                                                               1,657,283
                 NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
         35,000  COMPUTER EQUIPMENT)                                                                                        540,566
         39,500  NIKKO CORDIAL CORPORATION (FINANCIAL)<<                                                                    453,069
        206,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,377,892
        173,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            2,083,181
         93,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               1,756,309
            779  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 1,230,637
                 OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         64,400  EQUIPMENT)                                                                                               1,829,100
                 SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         38,000  EQUIPMENT)                                                                                               1,970,169
         84,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   1,223,243
         59,800  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       2,562,749
                 SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
        179,000  TRANSPORTATION EQUIPMENT)                                                                                  777,640
        249,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       2,611,252

                                                                                                                         36,426,591
                                                                                                                    ---------------

NETHERLANDS - 5.15%
         23,173  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              1,413,536
         80,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       1,997,033
         57,300  ING GROEP NV (FINANCIAL SERVICES)                                                                        2,540,700
         61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                874,338
         62,000  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,783,354

                                                                                                                          8,608,961
                                                                                                                    ---------------

NORWAY - 1.13%
          2,013  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        113,964
         67,232  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,781,833

                                                                                                                          1,895,797
                                                                                                                    ---------------

RUSSIA - 0.48%
          9,100  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          795,340
                                                                                                                    ---------------

SINGAPORE - 2.03%
        582,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         2,352,665
         82,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,037,196

                                                                                                                          3,389,861
                                                                                                                    ---------------

SPAIN - 1.90%
         77,200  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,858,792
         53,179  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,306,397

                                                                                                                          3,165,189
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SWEDEN - 2.12%
         47,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         $       928,797
         25,050  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      909,286
        420,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 1,696,331

                                                                                                                          3,534,414
                                                                                                                    ---------------

SWITZERLAND - 9.07%
         19,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          1,824,235
         65,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,776,262
         25,700  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                      4,608,494
          2,300  SWISSCOM AG (COMMUNICATIONS)                                                                               870,640
         31,000  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     1,883,915
          8,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        2,180,386

                                                                                                                         15,143,932
                                                                                                                    ---------------

UNITED KINGDOM - 18.42%
        129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                           2,076,205
        218,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  1,817,272
        217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   3,108,786
        164,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            1,676,189
         91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,438,774
         96,900  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,549,950
         92,472  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              1,685,655
        856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           2,640,985
                 NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
        131,079  EQUIPMENT)                                                                                               1,891,513
        165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              1,450,951
      6,073,996  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                          12,071
        100,600  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     3,515,968
        110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,210,912
         73,245  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                1,421,934
      1,539,125  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      4,264,212

                                                                                                                         30,761,377
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $126,866,535)                                                                                 163,672,700
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 2.60%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.60%
      4,347,042  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,347,042
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,347,042)                                                                 4,347,042
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.52%
      2,530,445  WELLS FARGO MONEY MARKET TRUST~++                                                                        2,530,445
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,530,445)                                                                            2,530,445
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $133,744,022)*                                    102.12%                                                     $   170,550,187

OTHER ASSETS AND LIABILITIES, NET                        (2.12)                                                          (3,536,065)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   167,014,122
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,530,445.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.90%

AUSTRALIA - 2.21%
        389,528  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                     $     6,564,543
                                                                                                                    ---------------

AUSTRIA - 0.89%
         37,758  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                       2,651,608
                                                                                                                    ---------------

BELGIUM - 1.68%
        116,327  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                      4,961,422
            187  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          31,843

                                                                                                                          4,993,265
                                                                                                                    ---------------

BRAZIL - 0.35%
        251,381  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                               1,030,662
                                                                                                                    ---------------

CANADA - 0.14%
         15,900  NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)+                                                                                425,007
                                                                                                                    ---------------

CHINA - 0.30%
            300  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)!                                                          191
      1,428,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                   886,728

                                                                                                                            886,919
                                                                                                                    ---------------

DENMARK - 0.38%
         11,250  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  1,117,273
                                                                                                                    ---------------

FINLAND - 2.27%
        236,852  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           6,740,848
                                                                                                                    ---------------

FRANCE - 9.99%
         30,919  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         4,191,646
        100,342  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   6,441,333
         74,936  CARREFOUR SA (FOOD STORES)                                                                               4,544,333
         58,077  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                4,231,866
         36,904  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  3,894,759
         46,337  TECHNIP SA (OIL & GAS EXTRACTION)<<                                                                      3,180,680
         24,603  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                3,143,780

                                                                                                                         29,628,397
                                                                                                                    ---------------

GERMANY - 8.20%
         38,705  ALLIANZ AG (INSURANCE CARRIERS)                                                                          7,907,050
         10,783  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               619,323
         86,860  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               2,618,814
         22,372  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              3,036,780
         32,599  FRAPORT AG (TRANSPORTATION SERVICES)                                                                     2,324,596
         22,857  IVG IMMOBILIEN AG (REAL ESTATE)<<                                                                          981,806
         62,129  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               6,848,091

                                                                                                                         24,336,460
                                                                                                                    ---------------

HONG KONG - 10.96%
        578,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                1,972,912
                 CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
        777,400  WAREHOUSING)                                                                                             3,188,237
        568,400  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        4,910,646
        377,400  CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                                1,084,413
        489,300  CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                                 585,653
      3,300,800  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                 4,837,705

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
         96,000  HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             $     1,759,973
        306,400  HUTCHINSON WHAMPOA (DIVERSIFIED OPERATIONS)                                                              3,113,909
        618,300  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                1,554,832
        857,129  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                 1,961,469
        352,900  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            4,053,793
        317,294  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                3,408,189
         22,800  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   81,195

                                                                                                                         32,512,926
                                                                                                                    ---------------

INDONESIA - 0.06%
        586,300  BANK MANDIRI PERSERO TBK PT (DEPOSITORY INSTITUTIONS)                                                      189,055
                                                                                                                    ---------------

ITALY - 4.85%
        164,194  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,267,949
         98,538  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 2,327,034
        133,474  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        3,478,024
        599,328  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                  1,520,571
        252,578  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        763,519
        573,978  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        5,030,973

                                                                                                                         14,388,070
                                                                                                                    ---------------

JAPAN - 14.93%
         49,250  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   1,386,391
        114,900  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                    2,370,316
        187,200  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     6,449,477
          1,043  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            5,039,494
          4,499  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                             3,629,293
                 KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          5,000  EQUIPMENT)                                                                                               1,239,024
         34,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        1,214,067
         98,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          2,536,364
         90,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               409,142
            242  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    2,989,286
        104,200  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             2,543,599
            427  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            3,049,872
                 NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            334  EQUIPMENT)                                                                                               1,672,736
            666  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 1,052,124
         21,930  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  6,348,376
        777,300  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                    2,370,992

                                                                                                                         44,300,553
                                                                                                                    ---------------

LUXEMBOURG - 0.97%
         13,778  RTL GROUP (COMMUNICATIONS)<<                                                                             1,540,488
         69,300  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                     1,333,718

                                                                                                                          2,874,206
                                                                                                                    ---------------

MEXICO - 2.63%
        160,800  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   4,343,208
        785,100  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  3,454,207

                                                                                                                          7,797,415
                                                                                                                    ---------------

NETHERLANDS - 3.74%
        205,144  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       5,101,859
         28,800  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+              709,344
         94,957  ING GROEP NV (FINANCIAL SERVICES)                                                                        4,210,423

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
NETHERLANDS (continued)
         39,384  UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                            $     1,076,165

                                                                                                                         11,097,791
                                                                                                                    ---------------

NORWAY - 1.18%
          9,800  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                       179,176
        197,200  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                              3,328,730

                                                                                                                          3,507,906
                                                                                                                    ---------------

RUSSIA - 2.80%
         40,731  LUKOIL ADR (OIL & GAS EXTRACTION)+                                                                       3,582,291
         17,800  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                  1,130,300
         26,703  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                        2,926,649
         18,796  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                      657,860

                                                                                                                          8,297,100
                                                                                                                    ---------------

SINGAPORE - 2.45%
        240,800  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                           2,763,214
        394,300  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     4,498,941

                                                                                                                          7,262,155
                                                                                                                    ---------------

SOUTH AFRICA - 0.51%
        124,131  MTN GROUP LIMITED (COMMUNICATIONS)                                                                       1,509,767
                                                                                                                    ---------------

SOUTH KOREA - 5.53%
         82,148  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                             4,319,395
         74,142  KOOKMIN BANK (FINANCIAL SERVICES)                                                                        5,971,221
         14,045  NHN CORPORATION (BUSINESS SERVICES)+                                                                     1,723,155
         85,820  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             4,383,280

                                                                                                                         16,397,051
                                                                                                                    ---------------

SPAIN - 1.44%
         26,868  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                      739,486
         53,587  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               2,886,787
         30,238  TELEFONICA SA (COMMUNICATIONS)                                                                             643,438

                                                                                                                          4,269,711
                                                                                                                    ---------------

SWITZERLAND - 12.14%
         59,485  ADECCO SA (BUSINESS SERVICES)                                                                            4,064,117
         17,574  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      6,245,008
         60,786  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,504,486
         27,560  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                      4,942,027
          4,174  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                       847,817
          1,889  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                               417,409
         67,634  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   5,750,416
        168,532  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    10,241,932

                                                                                                                         36,013,212
                                                                                                                    ---------------

TAIWAN - 0.74%
                 TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
        199,971  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       2,185,683
                                                                                                                    ---------------

UNITED KINGDOM - 6.56%
        198,321  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   2,834,655
        236,637  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          2,532,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
         52,556  CARNIVAL PLC (WATER TRANSPORTATION)                                                                $     2,663,148
         53,845  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                981,530
        825,928  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       3,856,908
        166,589  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           1,864,109
         72,995  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        202,236
        906,795  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                              4,518,621

                                                                                                                         19,453,311
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $228,955,093)                                                                                 290,430,894
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.40%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.40%
     16,005,928  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        16,005,928
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,005,928)                                                               16,005,928
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.89%
      5,600,644  WELLS FARGO MONEY MARKET TRUST~++                                                                        5,600,644
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,600,644)                                                                            5,600,644
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $250,561,665)*                                    105.19%                                                     $   312,037,466

OTHER ASSETS AND LIABILITIES, NET                        (5.19)                                                         (15,388,755)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   296,648,711
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,600,644.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.46%

AUSTRALIA - 5.44%
          5,279  ABC LEARNING (SCHOOLS)                                                                             $        35,002
          5,054  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                      64,548
          6,606  ALINTA LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                          61,637
         15,329  ALUMINA LIMITED (METAL MINING)                                                                              76,713
         11,659  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    66,722
         25,011  AMP LIMITED (INSURANCE CARRIERS)                                                                           199,398
          2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   20,336
          2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                   13,973
          4,015  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                50,391
         22,940  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                    510,816
          2,215  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                       66,702
         11,391  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      65,548
          3,109  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       60,861
         44,260  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            883,893
                 BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
          1,354  SIMILAR MATERIALS)                                                                                          18,597
          9,910  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            67,429
          7,689  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      46,309
         13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                       136,334
          1,446  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                          26,252
         10,555  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                       75,817
         18,647  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                       34,295
          4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)<<                                13,285
          6,470  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                          39,631
                 COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            783  OPTICAL)                                                                                                    35,847
         14,935  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                  165,045
         16,719  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   652,992
         19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                             22,913
          6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                   43,556
          2,407  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                  124,200
         12,182  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                36,059
         34,548  DB RREEF TRUST (REAL ESTATE)                                                                                48,405
          2,855  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        15,753
         26,301  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                           143,663
         10,300  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        16,017
         25,504  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                       112,736
         13,810  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                          24,200
          4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                 14,398
          3,120  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          16,377
          8,916  ING INDUSTRIAL FUND (REAL ESTATE)                                                                           16,680
         20,609  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                     103,300
         21,012  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                        41,630
          6,056  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         45,939
         10,630  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                              40,527
          1,892  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  30,197
          4,656  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                67,771
          4,210  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                               27,117
         21,151  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                        25,711
          8,913  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            25,328
          3,239  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                201,800
          3,484  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          17,326
         17,417  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                       104,485
         32,975  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)<<                                       90,059
          8,482  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                       25,442
          8,523  MAYNE PHARMA LIMITED (HEALTH SERVICES)                                                                      27,381
         10,928  MIRVAC GROUP (REAL ESTATE)<<                                                                                48,219
          6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             19,993
         20,249  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  645,733
          4,370  NEWCREST MINING LIMITED (METAL MINING)                                                                      90,893
          7,186  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 26,546
          4,216  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      80,858
         10,204  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                66,611

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
AUSTRALIA (continued)
          6,738  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                $        13,882
          5,600  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                             39,341
          6,956  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                 21,578
            501  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                    30,929
          1,623  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                              27,352
         11,728  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      48,324
         10,597  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)<<                                                         241,322
         12,093  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              172,298
          3,749  RIO TINTO LIMITED (METAL MINING)<<                                                                         219,873
          7,954  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       61,968
          3,487  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                  40,957
         17,883  STOCKLAND (REAL ESTATE)                                                                                    116,880
            567  STOCKLAND (REAL ESTATE)+(B)                                                                                  3,469
          7,407  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)<<                                                         118,980
         11,253  SYDNEY ROADS GROUP (TRANSPORTATION)+                                                                        11,725
          7,109  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  94,553
         14,589  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                      45,028
         19,871  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)+                                                               42,193
         38,334  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               125,272
          6,556  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             94,552
         11,229  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                          67,540
          4,975  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                147,420
         19,946  WESTFIELD GROUP (PROPERTIES)                                                                               330,473
         22,863  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                      437,455
          6,245  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          187,862
         15,428  WOOLWORTHS LIMITED (FOOD STORES)                                                                           291,055
          1,723  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                   28,942
          5,898  ZINIFEX LIMITED (METAL MINING)                                                                              87,478

                                                                                                                          9,124,897
                                                                                                                    ---------------

AUSTRIA - 0.59%
             86  ANDRITZ AG (MACHINE-DIVERSIFIED)+                                                                           18,652
            576  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                40,374
            266  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                  5,702
          2,407  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   184,604
            138  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  13,553
          3,702  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                               52,044
          6,102  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             86,993
             80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                            14,996
          2,178  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                  55,920
          2,139  OMV AG (OIL & GAS EXTRACTION)                                                                              121,386
            410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                           62,516
            323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                            16,501
          4,652  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        124,659
            970  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                 51,756
          1,092  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     61,652
            339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)<<                                        23,807
            938  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         55,719

                                                                                                                            990,834
                                                                                                                    ---------------

BELGIUM - 1.24%
                 AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,296  OPTICAL)                                                                                                    33,121
            150  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  13,662
            165  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                20,626
          2,136  BELGACOM SA (COMMUNICATIONS)                                                                                94,091
             96  COFINIMMO SA (REITS)                                                                                        19,287
            194  COLRUYT SA (FOOD STORES)                                                                                    41,435
            205  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           8,825
             36  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               12,817

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BELGIUM (continued)
            968  DELHAIZE GROUP (FOOD STORES)                                                                       $        80,693
          7,411  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         202,994
            396  EURONAV SA (WATER TRANSPORTATION)                                                                           11,835
         15,258  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           650,965
            976  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                            117,306
          2,433  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                         160,391
          2,395  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   293,704
            412  MOBISTAR SA (COMMUNICATIONS)                                                                                35,160
            314  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                               23,688
            851  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    130,534
          1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                              24
             75  SUEZ SA (ENERGY)+                                                                                            3,899
          1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                        80,783
            324  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          55,173

                                                                                                                          2,091,013
                                                                                                                    ---------------

CAYMAN ISLANDS - 0.03%
         19,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                          47,877
                                                                                                                    ---------------

DENMARK - 0.81%
             14  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                    131,851
                 BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            138  EQUIPMENT)                                                                                                  17,785
            406  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     40,321
            200  CODAN (INSURANCE CARRIERS)+                                                                                 19,438
                 COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            347  OPTICAL)                                                                                                    31,390
            688  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                       58,584
          6,428  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  285,623
            295  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                        53,895
            209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                  11,692
            523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      33,238
                 GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,702  EQUIPMENT)                                                                                                  39,941
            614  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               16,929
            720  JYSKE BANK (BUSINESS SERVICES)+                                                                             51,112
            232  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    20,515
          3,176  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                     264,535
            656  NOVOZYMES A/S (HEALTH SERVICES)                                                                             56,440
            760  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                           36,326
            233  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                        38,525
            257  TRYGVESTA AS (WHOLESALE TRADE-DURABLE GOODS)+                                                               19,632
                 VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          2,148  MEDICAL & OPTICAL)+                                                                                         90,787
                 WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            420  MEDICAL & OPTICAL)+                                                                                         34,053

                                                                                                                          1,352,612
                                                                                                                    ---------------

FINLAND - 1.41%
            803  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                 17,681
            500  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                              27,787
          2,007  ELISA CORPORATION (COMMUNICATIONS)                                                                          54,974
          5,787  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             164,699
            732  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      21,548
            938  KESKO OYJ (FOOD STORES)                                                                                     49,553
            963  KONE OYJ (BUSINESS SERVICES)                                                                                54,585
          1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          83,643
          1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                               45,502
         51,998  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,062,542
          1,380  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                               28,272
            900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                          15,088
                 ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,353  OPTICAL)+                                                                                                    5,555
          1,353  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                29,380
          1,438  OUTOKUMPU OYJ (METAL MINING)                                                                                56,301
          1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                  39,799

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FINLAND (continued)
          5,361  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     $       143,517
            840  SANOMAWSOY OYJ (MULTI MEDIA)<<+                                                                             23,674
          7,760  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                   122,923
          1,021  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    32,939
          6,966  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                  175,817
            730  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       27,329
            889  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       47,864
          1,522  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    42,091

                                                                                                                          2,373,063
                                                                                                                    ---------------

FRANCE - 9.76%
          2,634  ACCOR SA (METAL MINING)                                                                                    204,100
          1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                      56,662
          1,582  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  375,640
         30,321  ALCATEL SA (COMMUNICATIONS)                                                                                436,273
          1,448  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      196,303
            890  ATOS ORIGIN (BUSINESS SERVICES)+                                                                            52,786
         21,092  AXA SA (INSURANCE CARRIERS)                                                                                853,926
         10,648  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 1,161,715
          2,685  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     172,360
          1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               41,717
          1,600  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     100,429
          7,806  CARREFOUR SA (FOOD STORES)                                                                                 473,378
            575  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  53,435
                 CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
          1,271  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                              136,655
            555  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        61,980
          4,163  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         349,779
          1,841  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 176,190
          7,858  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               330,481
            781  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               41,444
          1,181  EURONEXT NV (BUSINESS SERVICES)                                                                            139,528
         22,044  FRANCE TELECOM SA (COMMUNICATIONS)                                                                         609,626
          2,632  GAZ DE FRANCE (GAS DISTRIBUTION)<<                                                                         121,081
            159  GECINA SA (REAL ESTATE)                                                                                     30,434
          3,089  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    468,111
                 HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            810  MATERIALS)                                                                                                 101,310
            357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          31,763
            255  KLEPIERRE (REAL ESTATE)                                                                                     48,135
          3,776  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                    378,323
          1,957  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        291,141
          1,594  LAGARDERE SCA (COMMUNICATIONS)                                                                             128,353
          3,219  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    339,725
            858  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                    30,648
          9,127  MITTAL STEEL COMPANY NV (BASIC MATERIALS)                                                                  385,297
            425  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         53,381
          1,674  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   33,301
            980  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    225,094
          1,999  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                132,466
            872  PPR SA (APPAREL & ACCESSORY STORES)                                                                        130,302
          1,875  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            79,079
          2,430  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      291,902
          2,227  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                       51,681
         12,940  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          1,194,843
          2,973  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  330,050
         11,766  SCOR (INSURANCE CARRIERS)+                                                                                  34,791
            362  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             25,207
            225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                           17,969
          4,657  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 790,562
          1,605  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                             59,556
          1,254  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                               78,678
         12,794  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   662,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FRANCE (continued)
          1,243  TECHNIP SA (OIL & GAS EXTRACTION)<<                                                                $        85,322
          1,026  THALES SA (TRANSPORTATION BY AIR)                                                                           51,168
          3,399  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                    66,450
         27,920  TOTAL SA (OIL & GAS EXTRACTION)                                                                          2,014,161
            611  UNIBAIL (REAL ESTATE)                                                                                      149,292
            812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         33,796
            488  VALLOUREC (HEALTH SERVICES)                                                                                141,913
          3,731  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                   287,625
          2,793  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  356,891
         15,047  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      588,135
            611  ZODIAC SA (TRANSPORTATION BY AIR)<<                                                                         41,053

                                                                                                                         16,385,938
                                                                                                                    ---------------

GERMANY - 7.07%
          2,654  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)<<                                                           132,183
          5,481  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,119,714
            898  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 55,714
          6,367  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      620,689
          9,460  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 507,747
            616  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                  39,942
            442  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                               32,394
          1,168  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  62,659
          8,230  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   313,426
          1,727  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  200,843
         11,551  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              713,599
          6,576  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 879,694
          1,345  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           247,535
          3,090  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                               85,046
          1,096  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                              92,550
         37,047  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                       676,827
            392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                             20,269
          7,909  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,073,569
            826  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                110,093
            863  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   40,874
            778  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                   114,489
            580  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                42,263
          1,753  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                      110,472
                 INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          9,948  COMPUTER EQUIPMENT)+                                                                                       140,248
          1,165  IVG IMMOBILIEN AG (REAL ESTATE)                                                                             50,042
            830  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                            24,060
          1,402  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               144,836
          1,673  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            151,189
            655  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    67,908
          2,018  METRO AG (FOOD STORES)                                                                                     128,691
            955  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)<<                                                               18,960
          2,610  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                         449,338
            103  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                      131,078
            755  PREMIERE AG (ENTERTAINMENT)+                                                                                12,657
          1,093  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                    35,854
            165  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                   64,399
            432  RHEINMETALL BERLIN (MACHINERY)+                                                                             32,779
          5,589  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 616,041
            489  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                             46,476
            492  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                   64,329
         11,556  SAP AG (BUSINESS SERVICES)                                                                                 614,144
         10,749  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,066,174
            436  SOLARWORLD AG (ENERGY)<<+                                                                                   27,396
            815  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     19,720
          4,808  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                               226,516
          2,537  TUI AG (TRANSPORTATION BY AIR)<<                                                                            50,703
          2,258  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)<<                                                                 256,009
          1,366  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                         101,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
GERMANY (continued)
            211  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         $        32,827

                                                                                                                         11,866,935
                                                                                                                    ---------------

GREECE - 0.64%
          4,839  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    146,284
          1,250  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                            48,842
          1,380  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                           40,805
          3,080  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                         111,564
            300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                      11,841
          1,260  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                17,364
          1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                18,985
          4,170  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                               125,284
          1,610  INTRACOM SA (COMMUNICATIONS)                                                                                10,924
            762  MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                          19,635
          5,034  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                       231,914
          2,930  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                  113,247
          2,800  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   90,259
          1,400  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             35,483
          1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         5,063
            770  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            41,979
            980  VIOHALCO SA (BUSINESS SERVICES)                                                                             12,212

                                                                                                                          1,081,685
                                                                                                                    ---------------

HONG KONG - 1.71%
                 ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,500  COMPUTER EQUIPMENT)                                                                                         13,917
         19,219  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                        108,841
         48,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   131,565
         13,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                      32,056
         20,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 246,198
                 CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
          7,000  CONSTRUCTION CONTRACTS)                                                                                     21,734
         24,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   177,417
         13,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                145,154
         25,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<+                          81,798
         28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                 15,299
         21,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  52,646
          9,900  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           135,296
          9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    50,332
         47,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               105,743
         14,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                 153,890
         18,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                              90,617
          8,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                             28,078
         28,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                 284,561
          8,159  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                             21,346
         22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  15,418
          6,244  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                      29,180
          8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                  31,421
         24,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       75,292
         29,000  LINK REIT (REITS)                                                                                           59,653
         10,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                            23,707
         17,192  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   43,233
                 NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
         32,130  BUILDERS)                                                                                                   64,687
          2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                14,000
         48,000  PCCW LIMITED (COMMUNICATIONS)                                                                               29,189
         12,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                30,932
         16,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                     24,478
         16,833  SINO LAND COMPANY (REAL ESTATE)                                                                             39,300
                 SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
         32,000  COMPUTER EQUIPMENT)                                                                                          4,978
         18,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              206,768
         12,500  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  134,268
                 TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
         14,000  DEALERS)<<                                                                                                  18,143


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
          4,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                    $        24,427
         12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                            8,315
         15,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  55,443
          2,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            29,409
          6,500  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                   20,641

                                                                                                                          2,879,370
                                                                                                                    ---------------

IRELAND - 0.94%
         11,487  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                           341,175
         12,864  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                  297,169
          5,901  BLACKROCK INTERNATIONAL LAND (REAL ESTATE)+                                                                  4,051
          4,163  C&C GROUP PLC (EATING & DRINKING PLACES)                                                                    73,912
          7,088  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           295,103
          1,054  DCC PLC (BUSINESS SERVICES)                                                                                 35,827
          4,523  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                    80,901
          5,856  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         83,099
          5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              13,865
          2,819  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       47,110
          2,922  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               18,052
          7,451  INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                               29,605
          3,618  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             99,817
          1,603  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                   40,056
          1,707  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      45,224
          1,332  LAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                              34,111
            591  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                           11,749
            312  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           25,428

                                                                                                                          1,576,254
                                                                                                                    ---------------

ITALY - 3.83%
          5,668  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                             75,643
          1,559  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                              16,299
         12,477  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            547,964
          1,355  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                    24,916
          3,834  AUTOSTRADE SPA (SOCIAL SERVICES)                                                                           110,280
         11,912  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                              86,956
         48,130  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                 371,672
         13,825  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                               89,469
          5,329  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)<<                                                  92,504
          4,570  BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                        125,599
          4,931  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           141,574
          1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                19,699
          1,997  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                    28,338
         22,472  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                    212,691
         56,279  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               580,583
         33,089  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,112,940
          7,305  FIAT SPA (TRANSPORTATION EQUIPMENT)<<+                                                                     139,630
          3,870  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                   104,875
            869  FONDIARIA SAI SPA (INSURANCE)+                                                                              41,572
          2,262  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                         12,302
            931  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    26,263
            908  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                          37,780
                 LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,801  OPTICAL)                                                                                                    55,346
         10,088  MEDIASET SPA (COMMUNICATIONS)                                                                              119,716
          6,394  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   150,998
          3,392  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                         27,649
         37,499  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                            37,348
         14,610  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                                 339,440
         54,404  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)<<+                                                                  32,425
         13,109  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                                                                  74,366
         80,058  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                    203,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ITALY (continued)
        140,649  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                $       425,168
         15,634  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               52,987
          3,533  TISCALI SPA (COMMUNICATIONS)+                                                                               11,799
         98,887  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          866,754
         10,803  UNIPOL PREFERRED (INSURANCE COMPANIES)+                                                                     35,009

                                                                                                                          6,431,671
                                                                                                                    ---------------

JAPAN - 22.42%
          5,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   31,721
              2  ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                  9,227
            940  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   31,595
            600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        14,899
                 ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,100  EQUIPMENT)                                                                                                 120,348
          8,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                173,102
          1,100  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    20,844
            900  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      25,335
          2,600  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      87,173
          8,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   105,743
            400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                            24,167
          8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                  28,301
                 ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,000  COMPUTER EQUIPMENT)<<                                                                                       21,697
          4,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              42,385
          1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  12,554
            700  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 20,999
            700  ARRK CORPORATION (MANUFACTURING)                                                                            10,547
          5,000  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           80,039
                 ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
         12,000  DEALERS)                                                                                                   144,196
         16,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      104,735
            600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                     19,058
          2,000  ASICS CORPORATION (FOOTWEAR)+                                                                               25,108
            500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             18,277
          8,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                           58,350
          3,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                             27,982
         16,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         125,306
            800  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                  30,453
          8,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   178,480
                 CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         13,900  EQUIPMENT)<<                                                                                               782,572
          1,000  CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                            22,730
          3,000  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     68,064
                 CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
          3,000  DEALERS)                                                                                                    17,193
             20  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                    206,714
         10,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                84,534
          2,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                      39,158
          8,800  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              263,249
          3,900  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                       80,455
            800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                14,218
          4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  33,683
            800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              18,520
          2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                22,150
          2,200  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        75,795
            900  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                38,419
          8,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             123,558
          4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            28,200
                 DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          4,000  COMPUTER EQUIPMENT)                                                                                         26,587
          1,000  DAIFUKU COMPANY LIMITED (MACHINERY)                                                                         15,873
          9,600  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               300,088
          3,200  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              111,323
          3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                           40,662
          8,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        31,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
                 DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          3,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             $        26,948
          1,000  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                      45,880
                 DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          7,000  BUILDERS)                                                                                                  121,760
         17,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                   190,706
          7,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           29,116
          6,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               253,838
             24  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                     70,384
          4,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      34,217
             15  E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)+                                          14,243
             14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     7,906
             45  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     300,618
          5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  19,159
          1,000  EDION CORPORATION (ELECTRONIC)                                                                              14,831
          3,300  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        181,354
          2,080  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              91,586
          1,300  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                        71,442
          1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     27,226
                 FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,300  EQUIPMENT)                                                                                                 226,511
            700  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 66,821
                 FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          7,000  HOME DEALERS)                                                                                               37,940
                 FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          6,400  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           262,981
            400  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          9,479
              7  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                       15,999
                 FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          5,000  OPTICAL)                                                                                                    43,990
         24,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   188,362
                 FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          9,000  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            56,569
            700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      12,323
             18  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      14,672
          4,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                24,033
          2,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                     10,050
            400  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                       25,982
          2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                       16,672
         15,800  HANKYU HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)+                                                     90,282
          9,000  HASEKO CORPORATION (RESIDENTIAL)+                                                                           32,217
            400  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)+                                                         17,579
          4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              20,571
                 HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            400  EXCEPT COMPUTER EQUIPMENT)                                                                                  45,410
                 HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
          3,000  & OPTICAL)                                                                                                  16,840
            400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             7,630
          1,300  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              35,830
                 HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          1,300  EQUIPMENT)                                                                                                  34,957
         44,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   274,341
                 HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          2,200  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      56,199
         15,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             54,956
         19,700  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                   778,035
          1,000  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                           16,487
                 HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          5,500  OPTICAL)                                                                                                   214,445
                 IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          1,800  COMPUTER EQUIPMENT)                                                                                         90,752
             14  INDEX CORPORATION (COMMUNICATIONS)                                                                           8,235
             11  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)+                                                        93,029
          2,500  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         45,166
                 ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
         15,000  INDUSTRIES)+                                                                                                50,796
            800  ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                                 24,470
         20,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                     164,195
            400  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  21,276
            500  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                  24,705
         11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                       19,596
              6  JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                           21,781

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
              5  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                   $        53,779
              4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                            32,604
          4,000  JAPAN STEEL WORKS (MACHINERY)+                                                                              31,259
             59  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              285,072
          7,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       376,026
          3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            51,552
          9,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 49,687
          2,400  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               62,115
             13  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                12,890
         12,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         52,636
          1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           7,806
          4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                          32,738
          4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            36,435
         10,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             275,131
          2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  15,831
          6,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              161,842
          1,600  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                         12,961
         17,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                63,854
          6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                        46,939
             32  KDDI CORPORATION (COMMUNICATIONS)                                                                          216,999
          6,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                                 41,343
          7,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             45,292
          4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           22,755
                 KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            500  EQUIPMENT)                                                                                                 123,902
          2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                              24,150
          2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         16,184
         21,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                              61,233
         10,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    157,220
         36,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                123,423
          1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     20,548
         11,700  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   237,431
          1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               18,697
          1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 33,276
                 KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          6,500  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            91,761
            400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                 12,100
          2,400  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       50,922
         14,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                129,642
          5,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                             58,989
          2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                            41,687
          1,500  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                32,394
                 KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,100  EQUIPMENT)                                                                                                 197,992
          4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             34,251
          5,100  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             134,566
            800  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                            28,637
          1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                      47,897
                 MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            300  COMPUTER EQUIPMENT)                                                                                         17,848
                 MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          1,300  EQUIPMENT)                                                                                                  39,872
         20,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                   101,508
          4,200  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          48,986
          1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)+                                    12,899
            700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               15,558
                 MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
         24,000  STORES)                                                                                                    478,971
                 MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
          4,000  DEALERS)                                                                                                    46,351
          4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                         31,494
          5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        23,907
            600  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 18,201
          9,300  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          328,222
                 MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          4,000  COMPUTER EQUIPMENT)                                                                                         27,965
         16,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                     100,836
         17,700  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 333,162
         25,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   228,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         15,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                    $       388,219
          5,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  52,309
         42,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               190,933
          1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               15,520
         12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 45,074
          7,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                    47,057
                 MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
          3,000  SERVICES)+                                                                                                  33,326
            110  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    1,358,766
         20,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   299,147
          8,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      61,577
         10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                32,520
         11,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               268,518
          8,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     40,066
         14,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                         138,112
         16,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                             175,051
          8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                91,828
          6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                             28,083
                 MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            900  EXCEPT COMPUTER EQUIPMENT)                                                                                  19,814
            120  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                              857,107
                 MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          2,700  EXCEPT COMPUTER EQUIPMENT)                                                                                 182,639
          2,800  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        41,057
                 NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         27,000  EQUIPMENT)                                                                                                 129,095
                 NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            600  COMPUTER EQUIPMENT)                                                                                         17,545
              9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    11,873
                 NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          3,000  COMPUTER EQUIPMENT)                                                                                         46,334
          2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   37,645
          2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       21,024
          2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                              11,210
          1,400  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                          108,231
         10,500  NIKKO CORDIAL CORPORATION (FINANCIAL)<<                                                                    120,436
                 NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          4,000  OPTICAL)                                                                                                    87,727
                 NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          1,300  COMPUTER EQUIPMENT)                                                                                        337,549
              6  NIPPON BUILDING FUND INCORPORATED (REITS)                                                                   79,661
          3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              63,023
         11,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 60,174
          2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 15,966
          8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                           20,503
          2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  21,848
         12,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  86,316
         16,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              107,021
             11  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                   41,502
          4,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      36,032
                 NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          6,000  HOME DEALERS)                                                                                               28,133
          2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               21,260
         80,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        459,813
             68  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  334,843
         13,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        95,038
          8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                   34,419
                 NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          4,000  OPERATIVE BUILDERS)                                                                                         13,210
          2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            24,873
         29,800  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              358,837
            800  NISSEI SANGYO COMPANY (MACHINERY)                                                                           23,797
          3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 30,957
                 NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
         12,000  EQUIPMENT)                                                                                                  44,570
          2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   20,722
          1,200  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              44,469
            600  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     26,066
          2,200  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      110,180
          1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  31,461
         23,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 437,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
              3  NOMURA REAL ESTATE OFFICE FUND (REITS)                                                             $        27,478
            300  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  43,511
          6,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      59,140
          5,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    44,830
                 NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             17  EQUIPMENT)                                                                                                  85,139
            246  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   388,622
             15  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                             28,990
          8,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       51,897
            100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               20,697
          7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           44,763
         10,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         53,107
                 OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          9,000  EXCEPT COMPUTER EQUIPMENT)                                                                                  20,041
          2,000  OKUMA CORPORATION (MACHINERY)                                                                               23,192
          3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        14,848
          3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            94,282
                 OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          3,100  EQUIPMENT)                                                                                                  88,047
                 ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
          2,000  SIMILAR MATERIALS)                                                                                          25,528
            300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           13,890
            600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             31,410
          1,190  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                    344,486
         26,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               96,786
          1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                   18,024
            200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 20,335
          1,400  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)<<                                                              17,940
          1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        23,342
          1,200  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                37,309
          1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    11,241
             85  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                       39,641
             61  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<+                                                  166,590
                 RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          9,000  EQUIPMENT)                                                                                                 183,774
            500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      14,957
                 ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          1,400  EQUIPMENT)                                                                                                 139,406
              4  ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                     11,831
            300  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       22,965
                 SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          1,000  EXCEPT COMPUTER EQUIPMENT)<<                                                                                12,344
            600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  33,225
          1,100  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         30,965
          3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               17,747
         21,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   26,646
          3,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                         17,092
              4  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              38,654
            121  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                              40,772
                 SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,800  EQUIPMENT)                                                                                                 145,170
          2,400  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          64,737
                 SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          1,700  COMPUTER EQUIPMENT)                                                                                         41,355
          2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           18,789
                 SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          6,000  BUILDERS)                                                                                                   47,847
          7,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     101,937
         10,820  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                           336,406
             90  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          13,983
                 SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         13,000  EQUIPMENT)                                                                                                 223,940
            500  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             14,495
            300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      34,461
            800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       23,192
          8,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        39,998
          5,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           341,557
            800  SHINKO ELECTRIC INDUSTRIES (ELECTRONIC COMPONENTS-SEMICONDUCTORS)                                           20,907
                 SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
          6,000  SERVICES)+                                                                                                  23,293
         18,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             105,878
          4,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    78,652
          5,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      108,399

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
          8,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    $        79,392
         13,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                49,813
          2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                32,459
            700  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    99,290
          9,600  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                186,748
          3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                            11,255
         11,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                    134,490
         13,100  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                         561,405
          2,000  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   40,082
                 SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            500  EQUIPMENT)                                                                                                  42,267
          3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             20,722
         20,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            155,120
         14,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         209,521
                 SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          9,600  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           150,044
          7,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  73,526
                 SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
         53,000  TRANSPORTATION EQUIPMENT)                                                                                  230,251
                 SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
          7,000  FUELS)                                                                                                      89,820
             80  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     820,134
          5,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              16,344
          5,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                160,497
          2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                               25,831
            200  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                      22,369
         16,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         167,791
          3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               37,158
                 SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          1,000  MEDICAL & OPTICAL)                                                                                          37,645
          3,100  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             205,008
         13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        50,905
         12,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                       36,604
                 TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          2,000  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            36,385
                 TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          1,000  COMPUTER EQUIPMENT)                                                                                         17,646
          3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                     19,335
          4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    56,535
         11,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        768,909
          1,550  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   61,346
          3,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                39,200
          1,700  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   135,137
         11,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                      67,753
                 TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          2,300  OPTICAL)                                                                                                    90,450
          1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                41,276
            600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 14,193
         10,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                      48,317
          3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           12,731
          1,900  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                34,326
            300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                15,756
          5,700  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             142,494
            600  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)+                                               15,277
          3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                                        45,679
            600  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                     20,016
         15,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              514,390
                 TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,100  COMPUTER EQUIPMENT)                                                                                        165,522
         30,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              159,573
                 TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            400  COMPUTER EQUIPMENT)                                                                                         18,890
          1,700  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                            26,656
                 TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          1,000  MATERIALS)                                                                                                  10,815
          4,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                        44,570
         14,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 89,643
          5,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                        47,141
          4,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                               39,629
          7,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  77,291

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         18,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                              $       134,919
         38,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               247,469
          7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             30,940
          3,700  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    77,883
          4,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                             40,066
          2,100  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         34,781
          1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        16,025
          9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              27,150
            800  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     18,520
          2,600  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                   119,508
         37,000  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      2,474,854
          2,400  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                               64,333
          1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           43,990
         10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                  28,738
            400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          23,764
                 UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          1,000  EQUIPMENT)                                                                                                   6,832
          2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  26,049
                 USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,500  OPTICAL)                                                                                                    30,818
            380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        24,747
          1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                13,588
             22  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                        94,097
            199  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+                                                                79,262
          1,300  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     37,360
          1,100  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               93,357
          2,200  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         46,586
          2,400  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     75,425
          7,000  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    318,222
          5,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                  76,888
          1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    9,697
                 YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,000  COMPUTER EQUIPMENT)<<                                                                                       23,142
                 YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,700  COMPUTER EQUIPMENT)                                                                                         42,812
          2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              21,613

                                                                                                                         37,634,341
                                                                                                                    ---------------

LUXEMBOURG - 0.03%
          2,428  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                        46,728
                                                                                                                    ---------------

NETHERLANDS - 4.36%
         22,895  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                             735,924
         18,894  AEGON NV (INSURANCE CARRIERS)                                                                              360,150
          3,542  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                216,059
          6,487  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         161,329
          1,631  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                                 24,243
            593  CORIO NV (REITS)                                                                                            48,454
          2,029  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                       100,251
          4,395  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)<<                                      151,422
            697  FUGRO NV (OIL FIELD SERVICES)+                                                                              33,307
          2,063  GETRONICS NV (BUSINESS SERVICES)<<                                                                          16,721
          6,876  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                           34,854
          3,263  HEINEKEN NV (EATING & DRINKING PLACES)                                                                     155,192
         23,804  ING GROEP NV (FINANCIAL SERVICES)                                                                        1,055,477
         25,416  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                361,336
                 KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         15,215  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     573,814
         20,701  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                        220,250
            838  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             13,706
          2,059  QIAGEN NV (HEALTH SERVICES)<<+                                                                              31,583
            620  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             42,886
          9,472  REED ELSEVIER NV (COMMUNICATIONS)                                                                          161,545

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
NETHERLANDS (continued)
            720  RODAMCO EUROPE NV (REITS)                                                                          $        95,804
         43,427  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,531,740
          2,234  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                  120,171
          1,757  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                  60,418
          5,575  TNT NV (TRANSPORTATION SERVICES)                                                                           239,764
         21,514  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      587,869
          2,232  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        46,287
            248  WERELDHAVE NV (REITS)                                                                                       33,032
          3,860  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               111,028

                                                                                                                          7,324,616
                                                                                                                    ---------------

NEW ZEALAND - 0.16%
         13,079  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                             20,180
          4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  25,651
          4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                12,754
                 FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          6,703  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            20,118
          6,293  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               48,993
          4,730  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)<<                 17,129
          3,579  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                             16,516
         26,227  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                               89,804
            705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                    1,490
          2,464  TOWER LIMITED (BUSINESS SERVICES)+                                                                           3,837
                 VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          3,233  EQUIPMENT)                                                                                                   5,740
          1,403  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                         7,117

                                                                                                                            269,329
                                                                                                                    ---------------

NORWAY - 0.86%
            331  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)+                                                               41,301
          9,014  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              127,941
         10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                              18,444
            654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                    21,083
          9,328  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     289,480
          1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                         31,033
          2,343  OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     17,248
          2,492  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        141,082
         35,400  PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                                 32,361
          1,719  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                          40,389
          2,500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                          35,484
            519  SCHIBSTED ASA (COMMUNICATIONS)                                                                              18,562
          2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                 40,309
             33  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                      734
          8,612  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      228,242
            400  STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                    12,253
          2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                         32,609
                 TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          1,616  EQUIPMENT)                                                                                                  24,362
            800  TANDBERG TELEVISION ASA (COMMUNICATIONS)+                                                                   10,033
          9,893  TELENOR ASA (COMMUNICATIONS)                                                                               186,033
          1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                     24,827
          1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                              12,296
          2,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                              59,108

                                                                                                                          1,445,214
                                                                                                                    ---------------

PORTUGAL - 0.34%
          4,059  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                      31,666
         27,491  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     101,610
          2,671  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           48,013
          3,849  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)<<                                                      48,014
          3,086  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     25,623

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PORTUGAL (continued)
                 ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
         26,526  COMPUTER EQUIPMENT)                                                                                $       134,460
            716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                        16,068
         10,266  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                  133,348
          1,398  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                            18,011
         10,497  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  20,923

                                                                                                                            577,736
                                                                                                                    ---------------

SINGAPORE - 0.93%
          9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                    7,687
         11,000  ASCENDAS REIT (REITS)                                                                                       19,149
         15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            60,636
         14,300  CAPITAMALL TRUST (REITS)                                                                                    27,132
                 CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         19,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                     15,857
          6,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                     49,682
         23,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                 24,143
          1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         6,650
         15,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       221,027
         10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                           29,340
          2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                              9,258
          2,052  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                        19,801
          1,400  K-REIT ASIA (REITS)                                                                                          2,282
          7,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              80,326
          5,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                           22,494
          9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         12,264
         33,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                      166,676
          8,550  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                  17,504
         10,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                27,490
          9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                          19,951
          7,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        79,870
          9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                              33,447
          2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                        11,214
         25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                            17,767
         19,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 53,020
                 SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
         18,000  OPERATIVE BUILDERS)                                                                                         36,147
         95,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                      203,162
         11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                           8,535
                 STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         18,000  EQUIPMENT)<<+                                                                                               13,731
         12,000  SUNTEC REIT (REITS)                                                                                         14,240
         15,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     189,731
          7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                  19,808
                 VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          3,000  COMPUTER EQUIPMENT)                                                                                         26,406
          8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                     11,892

                                                                                                                          1,558,319
                                                                                                                    ---------------

SPAIN - 3.97%
          3,062  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                             90,944
            363  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                67,612
          2,296  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                      69,860
                 ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
          3,309  CONSTRUCTION CONTRACTS)<<                                                                                  186,558
              6  AGUAS DE BARCELONA (ELECTRIC, GAS & SANITARY SERVICES)+                                                        214
          3,377  ALTADIS SA (TOBACCO PRODUCTS)                                                                              176,751
          1,040  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                24,497
         45,133  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                           1,086,695
         11,297  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                       204,749
         75,755  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                           1,414,000
          2,483  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                         41,626
          7,159  CORPORATION MAPFRE SA (INSURANCE CARRIERS)<<                                                                32,320
          1,127  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                              28,564
          9,738  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                            460,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SPAIN (continued)
            674  FADESA INMOBILIARIA SA (REAL ESTATE)                                                               $        31,273
                 FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
            605  CONSTRUCTION CONTRACTS)                                                                                     61,654
          2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                       57,110
          2,217  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                    87,767
            871  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                        85,025
          9,508  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         415,689
          6,349  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                   23,131
          1,502  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  36,898
          2,866  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                 154,394
          1,145  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          22,687
          1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    21,344
         11,266  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                     389,637
          1,333  SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                       79,200
            664  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                               24,316
            457  SOGECABLE SA (COMMUNICATIONS)<<+                                                                            16,288
         56,761  TELEFONICA SA (COMMUNICATIONS)                                                                           1,207,824
            857  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         42,423
          2,315  ZELTIA SA (HEALTH SERVICES)+                                                                                17,052

                                                                                                                          6,658,682
                                                                                                                    ---------------

SWEDEN - 2.59%
                 ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,292  OPTICAL)                                                                                                    58,316
                 ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
          4,087  EQUIPMENT)                                                                                                  88,952
          4,414  ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           148,295
          2,706  ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            87,750
            408  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                         16,866
            763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                               13,542
          3,500  BOLIDEN AB (METALS-DIVERSIFIED)+                                                                            89,980
          2,096  CASTELLUM AB (REAL ESTATE)                                                                                  27,938
            725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                15,621
          3,607  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              72,183
                 ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
          1,078  OPTICAL)                                                                                                    22,714
          2,481  ENIRO AB (COMMUNICATIONS)                                                                                   32,798
          1,035  FABEGE AB (REAL ESTATE)                                                                                     27,742
          2,233  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                50,068
                 HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          6,230  MATERIALS)                                                                                                 314,869
            517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         13,556
            631  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                         27,467
          3,498  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                     54,673
          1,743  KUNGSLEDEN (REAL ESTATE)                                                                                    26,733
          2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                 31,192
            532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                    703
          1,065  METRO INTERNATIONAL SA B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                  1,416
            669  MODERN TIMES GROUP MTG B SHARES (MEDIA)+                                                                    43,975
            600  NOBIA AB (HOME FURNISHINGS)+                                                                                23,094
         25,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                        398,502
          1,024  OMX AB (BUSINESS SERVICES)                                                                                  18,847
            514  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                          21,173
         13,487  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             196,022
            903  SAS AB (TRANSPORTATION BY AIR)+                                                                             15,367
          1,298  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                        91,198
          4,107  SECURITAS AB (BUSINESS SERVICES)                                                                            63,741
          4,107  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)                                                            13,018
          4,107  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                            16,618
          6,212  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 197,359
          4,840  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  95,443
          5,340  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                             98,673
                 SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
          2,154  EQUIPMENT)                                                                                                  51,129
                 SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            900  EQUIPMENT)                                                                                                  20,311
          2,459  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                             128,411
          6,714  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                            203,010
          4,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                         77,126


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SWEDEN (continued)
          4,239  TELE2 AB (COMMUNICATIONS)                                                                          $        61,920
        187,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                   759,056
         24,411  TELIASONERA AB (COMMUNICATIONS)                                                                            200,574
          1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      28,555
          1,195  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                84,834
          2,879  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                               198,285
            534  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                      11,135

                                                                                                                          4,340,750
                                                                                                                    ---------------

SWITZERLAND - 6.86%
         26,469  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                          474,639
          1,712  ADECCO SA (BUSINESS SERVICES)                                                                              116,967
            929  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                   61,794
          3,077  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   46,086
          6,882  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                             401,003
         14,636  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,023,979
             50  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              77,062
             85  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                      78,687
          2,656  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            243,476
            434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               16,348
            695  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                  50,564
             25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                      13,377
          2,140  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         61,732
            507  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                43,814
                 MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            502  EXCEPT COMPUTER EQUIPMENT)+                                                                                 11,041
          5,123  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      1,820,483
                 NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            303  MATERIALS)                                                                                                  89,582
         29,749  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                1,715,115
                 PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            597  OPTICAL)                                                                                                    47,525
            633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                        36,364
             54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             28,252
          8,971  ROCHE HOLDING AG (HEALTH SERVICES)                                                                       1,608,669
            629  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    39,567
             56  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                             50,278
             58  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                         64,640
             82  SIG HOLDING AG (MACHINERY)+                                                                                 27,389
                 STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          8,901  EQUIPMENT)                                                                                                 165,319
                 STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
            123  & OPTICAL)                                                                                                  29,778
             49  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          55,776
            798  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                35,692
            427  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        94,354
          4,421  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                     375,885
            223  SWISSCOM AG (COMMUNICATIONS)                                                                                84,414
          1,372  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                  255,258
                 SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
            570  & OPTICAL)                                                                                                  67,970
         25,465  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     1,547,545
                 UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             84  EQUIPMENT)                                                                                                  41,535
          1,889  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          508,487

                                                                                                                         11,510,446
                                                                                                                    ---------------

UNITED KINGDOM - 22.47%
          5,667  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          112,013
          9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                            24,731
          3,429  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      29,239
          4,465  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   36,849
          9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          107,500
         18,257  ANGLO AMERICAN PLC (COAL MINING)                                                                           890,455
                 ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         18,353  EQUIPMENT)                                                                                                  45,188
          2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          32,311

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
         19,803  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                      $     1,063,956
         33,145  AVIVA PLC (INSURANCE CARRIERS)                                                                             533,456
         42,421  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    353,626
          5,354  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         46,440
         82,813  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   1,183,668
          3,107  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   75,131
          6,295  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                 33,710
          1,481  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                44,772
          1,195  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+               40,034
         44,613  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                        605,346
         31,911  BHP BILLITON PLC (COAL MINING)                                                                             583,886
          4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               26,653
         10,800  BOOTS GROUP PLC (HEALTH SERVICES)                                                                          177,101
          1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                            32,686
        253,301  BP PLC (OIL & GAS EXTRACTION)                                                                            2,814,566
          4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   49,372
          8,925  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                   112,102
          7,266  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                75,046
         20,265  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                            567,006
          6,822  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                     228,945
         15,179  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              155,139
          3,325  BRIXTON PLC (REAL ESTATE)                                                                                   37,499
        108,482  BT GROUP PLC (COMMUNICATIONS)                                                                              640,403
          4,628  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          56,950
          6,054  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                76,515
         27,247  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                            291,553
          8,023  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 95,353
          2,282  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        115,635
          4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                        29,357
          4,482  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            38,547
         47,649  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           330,734
          2,022  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                    35,829
          1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                               38,850
         14,971  COBHAM PLC (TRANSPORTATION BY AIR)                                                                          56,794
          2,550  COLLINS STEWART PLC (DIVERSIFIED MANUFACTURING)                                                             12,682
         28,118  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                159,658
          1,844  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  22,675
         11,653  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   121,045
          1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                  19,574
          3,963  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                 55,635
          1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            19,361
          1,894  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    23,906
          9,807  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 292,431
         34,976  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                       686,536
         24,297  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                          91,102
                 ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          5,811  EQUIPMENT)                                                                                                  33,366
          2,946  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         46,578
         11,014  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                             57,148
          4,082  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                             108,138
         11,788  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 138,369
          5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                               32,594
          5,086  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    57,260
          7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            15,463
         23,179  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                  98,483
          8,543  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                      191,776
          5,423  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          59,302
          9,294  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                          50,589
         74,114  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,950,331
          2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                    30,430
         15,524  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                     57,144
          3,730  HAMMERSON PLC (REAL ESTATE)                                                                                115,173
          9,563  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        144,270
         19,601  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         61,118

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
         48,262  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                 $     1,069,696
          7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                  19,805
         11,788  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                              94,631
        147,746  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              2,693,234
          6,336  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               59,362
          4,612  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            45,783
         15,670  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             138,681
          9,009  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              354,553
          6,030  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            59,742
          4,715  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     116,508
         19,542  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                146,069
          2,075  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               33,864
          9,962  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      53,689
          4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           52,104
         51,935  ITV PLC (COMMUNICATIONS)                                                                                   108,298
         18,947  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  151,823
          2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           75,536
          4,837  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         87,699
                 KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          6,076  EQUIPMENT)                                                                                                  40,360
         31,416  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         146,706
          8,004  LADBROKERS PLC NEW (AMUSEMENT & RECREATION SERVICES)                                                        65,547
          6,122  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                    278,453
         85,958  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             265,079
          3,540  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                     96,760
         73,384  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             821,157
         13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                           49,602
          1,286  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                 32,997
         22,803  MAN GROUP PLC (BUSINESS SERVICES)                                                                          233,397
         22,127  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                     310,635
          6,128  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         37,195
          7,941  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          21,262
          4,046  MICHAEL PAGE INTERNATIONAL PLC (HUMAN RESOURCES)                                                            35,827
          6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          26,015
          5,396  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                          75,067
          1,852  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                        40,976
                 NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         33,971  EQUIPMENT)                                                                                                 490,213
          2,987  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      105,273
         69,160  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                        235,959
         10,785  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     162,916
          3,764  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             112,464
                 PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          4,849  EQUIPMENT)                                                                                                  18,751
          3,063  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                42,071
         30,164  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                        413,133
          3,237  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                81,063
          7,494  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   34,298
          8,037  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                        367,285
         16,886  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               185,315
         24,297  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                       78,852
         17,210  REUTERS GROUP PLC (COMMUNICATIONS)                                                                         150,035
          7,159  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          73,660
         13,119  RIO TINTO PLC (METAL MINING)                                                                               698,166
         23,374  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                204,917
        857,825  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                           1,705
         40,619  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               1,585,058
          4,946  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       172,863
         35,129  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     1,231,197
         11,815  SABMILLER PLC (EATING & DRINKING PLACES)                                                                   271,819
         16,594  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     88,050
          1,642  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          35,879
         10,708  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         117,305
         11,342  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         345,103
         19,368  SCOTTISH POWER PLC (ELECTRIC INTEGRATED)                                                                   283,653
          5,966  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  44,623

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
          2,956  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               $        85,081
         23,111  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                               53,622
          6,195  SLOUGH ESTATES PLC (REAL ESTATE)                                                                            95,279
         12,496  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           130,409
          7,299  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  141,698
                 SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
          2,525  & OPTICAL)                                                                                                  18,280
          9,229  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                              27,647
         28,178  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                   163,171
          6,500  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   97,806
          7,607  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         63,491
        103,803  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        822,124
          9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                             45,712
          1,502  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                      58,347
          3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                         31,053
          2,550  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                         32,454
         16,124  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                     450,823
          3,691  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                  50,086
         11,690  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   178,533
        673,376  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      1,865,618
          2,680  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                    87,907
          4,859  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                          60,127
          7,911  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           190,987
         15,505  WPP GROUP PLC (BUSINESS SERVICES)                                                                          209,626
          8,015  XSTRATA PLC (DIVERSIFIED MINING)+                                                                          400,177
         10,531  YELL GROUP PLC (COMMUNICATIONS)                                                                            117,537

                                                                                                                         37,724,416
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $112,011,263)                                                                                 165,292,726
                                                                                                                    ---------------

RIGHTS - 0.01%
          4,500  ALLGREEN PROPERTIES LIMITED RIGHTS+                                                                          1,966
          1,156  SONAE BONUS RIGHTS+                                                                                         11,445

TOTAL RIGHTS (COST $6,720)                                                                                                   13,411
                                                                                                                    ---------------

WARRANTS - 0.00%
          4,000  DOWA MINING WARRANTS+(A)                                                                                         0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 4.98%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.98%
      8,351,529  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         8,351,529
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,351,529)                                                                 8,351,529
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.10%
        170,753  WELLS FARGO MONEY MARKET TRUST~++                                                                          170,753
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $170,753)                                                                                170,753
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,540,265)*                                    103.55%                                                     $   173,828,419

OTHER ASSETS AND LIABILITIES, NET                        (3.55)                                                          (5,963,135)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   167,865,284
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

+     NON-INCOME EARNING SECURITIES.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (EXCLUDING 144A ISSUES).

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $170,753.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.72%

AUSTRALIA - 3.98%
        448,500  AWB LIMITED (AGRICULTURAL SERVICES)<<                                                              $     1,090,388
        363,600  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         2,473,997
        193,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,167,203
         66,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 2,601,189
        228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               676,076
        657,900  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                   2,710,805
        127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      996,450
        561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             1,836,231

                                                                                                                         13,552,339
                                                                                                                    ---------------

AUSTRIA - 0.91%
         54,800  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  3,093,916
                                                                                                                    ---------------

BELGIUM - 1.31%
          7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         210,910
         99,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         4,249,320

                                                                                                                          4,460,230
                                                                                                                    ---------------

DENMARK - 1.00%
         44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,972,879
         16,200  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 1,432,499

                                                                                                                          3,405,378
                                                                                                                    ---------------

FINLAND - 1.83%
          8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                            79,413
         74,200  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)<<                                                               1,668,043
         51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                               2,061,606
        151,500  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                 2,399,842

                                                                                                                          6,208,904
                                                                                                                    ---------------

FRANCE - 8.86%
            730  ARKEMA (OIL & GAS EXTRACTION)+                                                                              37,514
         11,300  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)<<                                                    1,761,639
         53,100  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 5,793,301
         13,200  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                               1,226,691
          7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       848,736
         32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,755,884
         17,400  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               1,665,237
         74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             3,141,630
         21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              1,404,845
         10,500  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                     568,695
         21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    2,570,655
         17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,987,737
         23,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                          1,702,515
         24,544  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,021,546
         68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    2,657,884

                                                                                                                         30,144,509
                                                                                                                    ---------------

GERMANY - 7.88%
         19,900  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<            1,234,638
         55,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    5,400,686
         50,600  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,906,219
         32,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            1,976,899
         71,200  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                            1,959,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
GERMANY (continued)
         55,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          $     2,604,977
         27,600  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          2,494,220
         11,400  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       1,962,627
        110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                             5,220,054
         53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                         1,065,226

                                                                                                                         26,825,179
                                                                                                                    ---------------

GREECE - 0.41%
         73,200  VIVATIA SA (DEPOSITORY INSTITUTIONS)+                                                                    1,395,298
                                                                                                                    ---------------

HONG KONG - 1.31%
      1,025,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                   2,527,480
        284,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               980,343
        147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               935,487

                                                                                                                          4,443,310
                                                                                                                    ---------------

IRELAND - 0.52%
         64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,785,004
                                                                                                                    ---------------

ITALY - 3.76%
        175,000  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,351,396
         70,700  BANCHE POPOLARI UNITE SCPA (DEPOSITORY INSTITUTIONS)                                                     1,943,072
         64,900  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             1,238,801
        125,500  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        4,221,160
        113,800  FIAT SPA (TRANSPORTATION EQUIPMENT)<<+                                                                   2,175,202
        225,700  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                            1,847,192

                                                                                                                         12,776,823
                                                                                                                    ---------------

JAPAN - 21.21%
         24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  813,411
         96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,045,775
        102,800  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        1,645,595
        244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,597,210
        180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                   1,052,729
        315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                 1,805,218
            100  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               2,315
        179,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                           728,009
        294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        1,226,633
        350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   1,796,983
         61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         1,171,194
         22,100  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            329,629
         70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   1,790,715
         71,400  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   2,819,882
        111,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           2,999,471
        243,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,233,326
        237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,493,635
         23,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   344,019
         55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                                          1,273,182
         46,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                      527,625
        139,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               1,003,420
        376,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            2,514,987
            500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                1,886,475
        953,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      5,477,518
            600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,954,498
        185,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            2,232,496
        104,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               1,978,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         76,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                             $       749,111
          2,100  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 3,317,508
        226,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                      1,200,218
        425,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            1,582,076
         45,700  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,420,865
         82,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,674,383
         40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        999,958
         27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        768,497
         94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             1,057,720
        177,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          1,222,587
         90,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       1,346,918
        122,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,279,408
         21,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  846,973
        122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,594,135
         63,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            2,044,620
        101,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               1,115,197
        137,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        705,693
         19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   399,941
         76,100  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      5,090,173

                                                                                                                         72,160,844
                                                                                                                    ---------------

NETHERLANDS - 4.35%
         62,100  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,996,086
        207,100  AEGON NV (INSURANCE CARRIERS)                                                                            3,947,626
         24,900  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              1,518,882
         98,000  ING GROEP NV (FINANCIAL SERVICES)                                                                        4,345,350
         91,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              1,303,688
         47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,685,982

                                                                                                                         14,797,614
                                                                                                                    ---------------

NORWAY - 1.29%
         50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              709,681
         63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   1,973,730
         75,200  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                           1,709,584

                                                                                                                          4,392,995
                                                                                                                    ---------------

PORTUGAL - 0.65%
        211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     781,361
        281,600  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,427,423

                                                                                                                          2,208,784
                                                                                                                    ---------------

SINGAPORE - 1.31%
        673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                          944,637
        358,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                        487,837
        135,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,540,342
        117,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,479,902

                                                                                                                          4,452,718
                                                                                                                    ---------------

SPAIN - 3.75%
         75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,825,083
        226,500  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                           4,227,721
         87,494  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          4,138,222
         74,300  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                   2,569,679

                                                                                                                         12,760,705
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SWEDEN - 2.95%
         71,700  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     $     1,434,848
        270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      4,170,101
         22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      805,834
         52,400  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                             3,608,937

                                                                                                                         10,019,720
                                                                                                                    ---------------

SWITZERLAND - 6.57%
         27,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)+                                                2,778,859
         10,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                  718,375
          8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                  115,396
         76,800  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 5,373,164
          2,500  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              1,619,819
          2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,098,687
          9,000  SWISSCOM AG (COMMUNICATIONS)                                                                             3,406,853
         19,600  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,646,549
         27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     1,652,983
          2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             549,446
          5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 1,386,951

                                                                                                                         22,347,082
                                                                                                                    ---------------

UNITED KINGDOM - 22.87%
        106,800  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               1,210,761
        105,600  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       2,352,962
         57,300  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            3,078,559
        114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,842,833
        437,200  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   6,249,017
         48,300  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                1,167,946
          5,931  BOOTS GROUP PLC (HEALTH SERVICES)                                                                           97,258
        534,500  BP PLC (OIL & GAS EXTRACTION)                                                                            5,939,122
        223,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              2,059,698
        223,900  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                         1,384,223
        925,000  BT GROUP PLC (COMMUNICATIONS)                                                                            5,460,567
        390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   1,496,681
        652,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       2,446,572
         78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         856,236
        414,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       2,253,481
         52,200  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,373,658
        107,400  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,620,263
        241,000  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       5,341,610
         62,400  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              1,137,478
        172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                793,179
        479,900  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           5,370,017
        237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               532,713
        297,600  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,015,347
        315,100  RHM PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                       2,333,652
        962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            2,873,950
         69,700  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               2,719,874
        205,400  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     7,198,837
         97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                1,471,606
        104,000  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        867,973
      1,900,700  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      5,265,975

                                                                                                                         77,812,048
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $284,770,468)                                                                                 329,043,400
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 4.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.77%
     16,238,305  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   $    16,238,305
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,238,305)                                                               16,238,305
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.53%
      8,616,711  WELLS FARGO MONEY MARKET TRUST~++                                                                        8,616,711
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,616,711)                                                                            8,616,711
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $309,625,484)*                                    104.02%                                                     $   353,898,416

OTHER ASSETS AND LIABILITIES, NET                        (4.02)                                                         (13,681,686)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   340,216,730
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,616,711.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.93%

AMUSEMENT & RECREATION SERVICES - 1.54%
         56,790  INTERNATIONAL GAME TECHNOLOGY                                                                      $     2,623,698
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 2.25%
         30,900  KOHL'S CORPORATION+                                                                                      2,114,487
         34,670  NORDSTROM INCORPORATED                                                                                   1,710,618

                                                                                                                          3,825,105
                                                                                                                    ---------------

BUSINESS SERVICES - 6.30%
         69,300  BMC SOFTWARE INCORPORATED<<+                                                                             2,231,460
         77,170  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      2,126,034
         71,110  MICROSOFT CORPORATION                                                                                    2,123,345
         20,980  OMNICOM GROUP INCORPORATED                                                                               2,193,249
        376,120  SUN MICROSYSTEMS INCORPORATED+                                                                           2,038,570

                                                                                                                         10,712,658
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.42%
         32,550  AMGEN INCORPORATED+                                                                                      2,223,491
         42,640  BIOGEN IDEC INCORPORATED+                                                                                2,097,462
         41,160  FOREST LABORATORIES INCORPORATED+                                                                        2,082,696
         23,180  GENENTECH INCORPORATED+                                                                                  1,880,593
         43,170  MERCK & COMPANY INCORPORATED                                                                             1,882,212
        103,510  SCHERING-PLOUGH CORPORATION                                                                              2,446,976

                                                                                                                         12,613,430
                                                                                                                    ---------------

COMMUNICATIONS - 7.00%
         53,110  AMERICAN TOWER CORPORATION CLASS A<<+                                                                    1,979,941
         70,390  AT&T INCORPORATED                                                                                        2,516,443
         74,170  COMCAST CORPORATION CLASS A<<+                                                                           3,139,616
         86,920  DIRECTV GROUP INCORPORATED+                                                                              2,167,785
         56,310  IAC INTERACTIVECORP<<+                                                                                   2,092,480

                                                                                                                         11,896,265
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.42%
         37,630  BANK OF AMERICA CORPORATION                                                                              2,009,066
         43,510  JPMORGAN CHASE & COMPANY                                                                                 2,101,533

                                                                                                                          4,110,599
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.29%
         49,450  MCDONALD'S CORPORATION                                                                                   2,192,119
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.88%
         11,080  AES CORPORATION+                                                                                           244,203
         34,560  FIRSTENERGY CORPORATION                                                                                  2,080,858
         38,920  FPL GROUP INCORPORATED                                                                                   2,118,026
         58,580  WASTE MANAGEMENT INCORPORATED                                                                            2,153,987

                                                                                                                          6,597,074
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.24%
        132,020  CISCO SYSTEMS INCORPORATED+                                                                              3,608,107
         25,240  COOPER INDUSTRIES LIMITED CLASS A                                                                        2,282,453
         51,200  EMERSON ELECTRIC COMPANY                                                                                 2,256,384
         53,190  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  2,081,857

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         56,130  NVIDIA CORPORATION+                                                                                $     2,077,371

                                                                                                                         12,306,172
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.45%
         30,290  JACOBS ENGINEERING GROUP INCORPORATED+                                                                   2,469,847
                                                                                                                    ---------------

FOOD STORES - 1.34%
         65,860  SAFEWAY INCORPORATED                                                                                     2,276,122
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.13%
         24,870  JC PENNEY COMPANY INCORPORATED                                                                           1,923,943
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.15%
         32,070  PROLOGIS                                                                                                 1,948,898
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.30%
         41,320  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              1,971,790
         30,940  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         1,933,750

                                                                                                                          3,905,540
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.14%
         25,310  APPLE COMPUTER INCORPORATED+                                                                             2,147,300
        111,860  APPLIED MATERIALS INCORPORATED                                                                           2,063,817
         76,380  DELL INCORPORATED+                                                                                       1,916,374
         45,730  HEWLETT-PACKARD COMPANY                                                                                  1,883,619
         23,360  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              2,269,424
         36,770  LAM RESEARCH CORPORATION<<+                                                                              1,861,297

                                                                                                                         12,141,831
                                                                                                                    ---------------

INSURANCE CARRIERS - 9.20%
         29,560  ACE LIMITED                                                                                              1,790,449
         48,820  AETNA INCORPORATED                                                                                       2,108,048
         26,860  ALLSTATE CORPORATION                                                                                     1,748,855
         30,210  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,164,849
         33,090  CHUBB CORPORATION                                                                                        1,750,792
         87,230  PROGRESSIVE CORPORATION                                                                                  2,112,711
         25,540  PRUDENTIAL FINANCIAL INCORPORATED                                                                        2,192,864
         33,090  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                1,776,602

                                                                                                                         15,645,170
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.51%
         44,370  BAXTER INTERNATIONAL INCORPORATED                                                                        2,058,324
         31,430  BECTON DICKINSON & COMPANY                                                                               2,204,815

                                                                                                                          4,263,139
                                                                                                                    ---------------

METAL MINING - 1.36%
         41,380  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    2,306,107
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.15%
         29,530  JOHNSON & JOHNSON                                                                                        1,949,571
                                                                                                                    ---------------

MOTION PICTURES - 1.31%
         65,190  WALT DISNEY COMPANY                                                                                      2,234,061
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.23%
         34,540  AMERICAN EXPRESS COMPANY                                                                           $     2,095,542
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.97%
         43,280  ANADARKO PETROLEUM CORPORATION                                                                           1,883,546
         39,780  ENSCO INTERNATIONAL INCORPORATED                                                                         1,991,387
         69,090  HALLIBURTON COMPANY                                                                                      2,145,245
         26,760  NOBLE CORPORATION                                                                                        2,037,774
         33,170  SCHLUMBERGER LIMITED                                                                                     2,095,017

                                                                                                                         10,152,969
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.25%
         23,010  MARATHON OIL CORPORATION                                                                                 2,128,425
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.31%
         28,360  PRECISION CASTPARTS CORPORATION                                                                          2,220,021
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.22%
         30,470  MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,072,569
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.29%
        105,720  CHARLES SCHWAB CORPORATION                                                                               2,044,625
         10,390  GOLDMAN SACHS GROUP INCORPORATED                                                                         2,071,247
         26,630  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    2,080,336
         23,470  MERRILL LYNCH & COMPANY INCORPORATED                                                                     2,185,057
         28,440  MORGAN STANLEY                                                                                           2,315,869

                                                                                                                         10,697,134
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.29%
        116,930  CORNING INCORPORATED+                                                                                    2,187,760
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.49%
         39,190  LOEWS CORPORATION - CAROLINA GROUP                                                                       2,536,377
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 6.30%
         24,520  BOEING COMPANY                                                                                           2,178,357
         31,120  GENERAL DYNAMICS CORPORATION                                                                             2,313,772
         27,810  HARLEY-DAVIDSON INCORPORATED                                                                             1,959,771
         21,410  LOCKHEED MARTIN CORPORATION                                                                              1,971,219
         24,460  TEXTRON INCORPORATED                                                                                     2,293,614

                                                                                                                         10,716,733
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.20%
         40,370  MCKESSON CORPORATION                                                                                     2,046,753
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $150,423,270)                                                                                 164,795,632
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 7.29%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.32%
         14,928  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               14,928
        523,385  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     523,385
         12,461  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             12,461

                                                                                                                            550,774
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE       MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 6.97%
$        56,074  AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%           01/15/2008    $        56,095
        155,761  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33            04/25/2007            155,772
        155,761  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35            10/25/2007            155,744
        155,761  BANCO SANTANDER TOTTA LOAN+/-++                                      5.35            01/16/2008            155,775
        155,761  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36            06/19/2007            155,799
        102,802  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                5.42            01/12/2007            102,804
         21,296  BARTON CAPITAL LLC++                                                 5.37            01/25/2007             21,224
         37,383  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53            01/16/2007             37,385
      1,339,547  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,340,345)                                          5.36            01/02/2007          1,339,547
        352,207  BUCKINGHAM III CDO LLC++                                             5.35            01/16/2007            351,489
         62,304  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31            01/17/2007             62,168
         19,937  CHEYNE FINANCE LLC++                                                 5.33            01/23/2007             19,876
        143,300  CHEYNE FINANCE LLC                                                   5.35            03/16/2007            141,777
        155,761  CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34            07/16/2007            155,778
      1,200,238  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,200,953)                                          5.36            01/02/2007          1,200,238
         28,112  CLIPPER RECEIVABLES CORPORATION                                      5.39            01/10/2007             28,079
        233,953  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35            01/29/2007            233,032
        311,522  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31            06/25/2007            311,529
        155,761  DEER VALLEY FUNDING LLC                                              5.32            01/23/2007            155,285
        137,070  DEER VALLEY FUNDING LLC++                                            5.35            02/27/2007            135,953
         28,604  DEER VALLEY FUNDING LLC++                                            5.35            02/28/2007             28,367
          6,230  DEER VALLEY FUNDING LLC                                              5.37            01/19/2007              6,215
        311,522  FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37            06/13/2007            311,607
        255,691  FOX TROT CDO LIMITED++                                               5.38            01/22/2007            254,945
        186,913  GEORGE STREET FINANCE LLC++                                          5.41            01/29/2007            186,177
         89,407  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46            03/30/2007             89,436
         12,461  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42            05/15/2007             12,465
         21,807  HBOS TREASURY SERVICES PLC+/-++                                      5.45            01/12/2007             21,807
        224,165  HUDSON-THAMES LLC                                                    5.32            03/21/2007            221,621
         63,189  HUDSON-THAMES LLC                                                    5.35            01/24/2007             62,986
        126,609  HUDSON-THAMES LLC++                                                  5.36            02/20/2007            125,706
         47,401  HUDSON-THAMES LLC++                                                  5.37            01/23/2007             47,256
         11,215  HUDSON-THAMES LLC++                                                  5.38            02/28/2007             11,122
        218,066  IBM CORPORATION SERIES MTN+/-                                        5.36            06/28/2007            218,159
        404,979  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42            09/17/2007            404,979
        155,761  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35            01/25/2008            155,764
         93,457  KAUPTHING BANK SERIES MTN+/-++                                       5.43            03/20/2007             93,434
         23,165  KLIO FUNDING CORPORATION++                                           5.33            01/25/2007             23,087
         90,173  KLIO FUNDING CORPORATION++                                           5.34            01/23/2007             89,897
        623,045  KLIO III FUNDING CORPORATION++                                       5.39            01/23/2007            621,138
        251,361  LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33            02/02/2007            250,228
        123,575  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37            01/12/2007            123,394
         20,934  LEGACY CAPITAL CORPORATION                                           5.33            01/16/2007             20,892
        110,179  LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38            01/18/2007            109,923
        155,761  LIQUID FUNDING LIMITED++                                             5.34            03/05/2007            154,356
        236,757  LIQUID FUNDING LIMITED++                                             5.35            01/02/2007            236,757
         37,383  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            02/20/2007             37,385
        155,761  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            03/06/2007            155,780
         62,304  MBIA GLOBAL FUNDING LLC+/-++                                         5.35            02/20/2007             62,307
        155,761  MORGAN STANLEY+/-                                                    5.32            07/12/2007            155,761
        155,761  MORGAN STANLEY+/-                                                    5.50            07/27/2007            155,891
        104,827  MORGAN STANLEY+/-                                                    5.51            01/12/2007            104,830
         28,816  MORGAN STANLEY SERIES EXL+/-                                         5.41            01/15/2008             28,816
        111,619  NATIONWIDE BUILDING SOCIETY+/-++                                     5.49            07/20/2007            111,718
        311,522  NORTHERN ROCK PLC+/-++SS.                                            5.35            02/05/2008            311,569
         91,657  PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33            05/15/2007             91,657
        155,761  PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40            12/16/2007            155,761
         25,202  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37            06/22/2007             25,203
        124,609  SLM CORPORATION+/-++                                                 5.35            01/11/2008            124,645
         12,461  STANFIELD VICTORIA FUNDING++                                         5.34            04/16/2007             12,273
        448,592  TASMAN FUNDING INCORPORATED++                                        5.39            01/22/2007            447,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE       MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       346,787  TICONDEROGA FUNDING LLC                                              5.37%           01/30/2007    $       345,372
         36,018  TRAVELERS INSURANCE COMPANY+/-                                       5.42            02/09/2007             36,018
        155,761  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36            06/15/2007            155,778
        155,761  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36            03/09/2007            155,791
         45,015  VERSAILLES CDS LLC++                                                 5.32            01/17/2007             44,916
         37,757  VERSAILLES CDS LLC                                                   5.33            03/22/2007             37,322
        120,939  WHITE PINE FINANCE LLC                                               5.35            01/11/2007            120,781
        107,164  ZELA FINANCE INCORPORATED++                                          5.36            03/12/2007            106,088

                                                                                                                         11,840,011
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,390,785)                                                               12,390,785
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.91%
      4,941,515  WELLS FARGO MONEY MARKET TRUST~+++                                                                       4,941,515
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,941,515)                                                                            4,941,515
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $167,755,570)*                                    107.13%                                                     $   182,127,932

OTHER ASSETS AND LIABILITIES, NET                        (7.13)                                                         (12,116,595)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   170,011,337
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,941,515.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.44%

APPAREL & ACCESSORY STORES - 2.13%
        941,100  KOHL'S CORPORATION+                                                                                $    64,399,473
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.11%
      1,660,200  FASTENAL COMPANY<<                                                                                      59,567,976
      1,205,817  HOME DEPOT INCORPORATED                                                                                 48,425,611
      2,454,500  LOWE'S COMPANIES INCORPORATED                                                                           76,457,675

                                                                                                                        184,451,262
                                                                                                                    ---------------

BUSINESS SERVICES - 20.52%
        826,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  40,705,125
      6,148,470  eBAY INCORPORATED+<<                                                                                   184,884,493
      1,434,100  FIRST DATA CORPORATION                                                                                  36,598,232
        221,900  GOOGLE INCORPORATED CLASS A+                                                                           102,180,512
      7,647,498  MICROSOFT CORPORATION                                                                                  228,354,290
      1,061,390  YAHOO! INCORPORATED+<<                                                                                  27,107,901

                                                                                                                        619,830,553
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.93%
      1,440,100  AMGEN INCORPORATED+<<                                                                                   98,373,231
      1,253,400  GENENTECH INCORPORATED+                                                                                101,688,342
        639,240  GENZYME CORPORATION+                                                                                    39,364,399

                                                                                                                        239,425,972
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.08%
      1,452,200  WESTERN UNION COMPANY                                                                                   32,558,324
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.21%
      5,389,843  CISCO SYSTEMS INCORPORATED+                                                                            147,304,409
      3,709,970  INTEL CORPORATION<<                                                                                     75,126,893
      1,493,800  LINEAR TECHNOLOGY CORPORATION                                                                           45,292,016
      4,630,500  NOKIA OYJ ADR<<                                                                                         94,091,760
      2,344,300  TEXAS INSTRUMENTS INCORPORATED                                                                          67,515,840

                                                                                                                        429,330,918
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.44%
      3,394,600  PAYCHEX INCORPORATED                                                                                   134,222,484
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 4.84%
      1,790,660  TARGET CORPORATION<<                                                                                   102,157,153
        955,600  WAL-MART STORES INCORPORATED                                                                            44,129,608

                                                                                                                        146,286,761
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.03%
      2,360,400  EMC CORPORATION+<<                                                                                      31,157,280
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.16%
      1,754,066  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              125,696,370
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.90%
      3,893,410  MEDTRONIC INCORPORATED                                                                                 208,336,369
                                                                                                                    ---------------

PERSONAL SERVICES - 2.01%
      1,529,050  CINTAS CORPORATION                                                                                      60,718,576
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.11%
      7,185,837  CHARLES SCHWAB CORPORATION                                                                         $   138,974,088
      1,036,400  FRANKLIN RESOURCES INCORPORATED                                                                        114,180,188
      1,494,240  GOLDMAN SACHS GROUP INCORPORATED<<                                                                     297,876,744
        912,200  LEGG MASON INCORPORATED                                                                                 86,704,610

                                                                                                                        637,735,630
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.97%
        718,800  CH ROBINSON WORLDWIDE INCORPORATED<<                                                                    29,391,731
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,235,706,993)                                                                             2,943,541,703
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
        143,665  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              143,665
      5,036,889  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   5,036,889
        119,920  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            119,920

                                                                                                                          5,300,474
                                                                                                                    ---------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.77%
$       539,638  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%         01/15/2008           539,838
      1,498,995  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33          04/25/2007         1,499,100
      1,498,995  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35          10/25/2007         1,498,830
      1,498,995  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35          01/16/2008         1,499,130
      1,498,995  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36          06/19/2007         1,499,355
        989,337  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42          01/12/2007           989,357
        204,943  BARTON CAPITAL LLC++                                                    5.37          01/25/2007           204,256
        359,759  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53          01/16/2007           359,780
     12,891,360  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $12,899,038)                                            5.36          01/02/2007        12,891,360
      3,389,528  BUCKINGHAM III CDO LLC++                                                5.35          01/16/2007         3,382,614
        599,598  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          01/17/2007           598,285
        191,871  CHEYNE FINANCE LLC++                                                    5.33          01/23/2007           191,284
      1,379,076  CHEYNE FINANCE LLC                                                      5.35          03/16/2007         1,364,416
      1,498,995  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34          07/16/2007         1,499,160
     11,550,696  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $11,557,575)                                            5.36          01/02/2007        11,550,696
        270,539  CLIPPER RECEIVABLES CORPORATION                                         5.39          01/10/2007           270,222
      2,251,491  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35          01/29/2007         2,242,620
      2,997,991  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31          06/25/2007         2,998,051
      1,498,995  DEER VALLEY FUNDING LLC                                                 5.32          01/23/2007         1,494,408
      1,319,116  DEER VALLEY FUNDING LLC++                                               5.35          02/27/2007         1,308,365
        275,276  DEER VALLEY FUNDING LLC++                                               5.35          02/28/2007           272,991
         59,960  DEER VALLEY FUNDING LLC                                                 5.37          01/19/2007            59,811
      2,997,991  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37          06/13/2007         2,998,800
      2,460,691  FOX TROT CDO LIMITED++                                                  5.38          01/22/2007         2,453,506
      1,798,794  GEORGE STREET FINANCE LLC++                                             5.41          01/29/2007         1,791,707
        860,423  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46          03/30/2007           860,699
        119,920  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42          05/15/2007           119,954
        209,859  HBOS TREASURY SERVICES PLC+/-++                                         5.45          01/12/2007           209,868
      2,157,294  HUDSON-THAMES LLC                                                       5.32          03/21/2007         2,132,809
        608,112  HUDSON-THAMES LLC                                                       5.35          01/24/2007           606,160
      1,218,443  HUDSON-THAMES LLC++                                                     5.36          02/20/2007         1,209,756
        456,174  HUDSON-THAMES LLC++                                                     5.37          01/23/2007           454,778
        107,928  HUDSON-THAMES LLC++                                                     5.38          02/28/2007           107,032
      2,098,593  IBM CORPORATION SERIES MTN+/-                                           5.36          06/28/2007         2,099,496
      3,897,388  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42          09/17/2007         3,897,388
      1,498,995  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35          01/25/2008         1,499,025
        899,397  KAUPTHING BANK SERIES MTN+/-++                                          5.43          03/20/2007           899,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE       MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       222,931  KLIO FUNDING CORPORATION++                                           5.33%           01/25/2007    $       222,184
        867,798  KLIO FUNDING CORPORATION++                                           5.34            01/23/2007            865,143
      5,995,981  KLIO III FUNDING CORPORATION++                                       5.39            01/23/2007          5,977,634
      2,419,019  LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33            02/02/2007          2,408,109
      1,189,243  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37            01/12/2007          1,187,507
        201,465  LEGACY CAPITAL CORPORATION                                           5.33            01/16/2007            201,054
      1,060,329  LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38            01/18/2007          1,057,859
      1,498,995  LIQUID FUNDING LIMITED++                                             5.34            03/05/2007          1,485,474
      2,278,473  LIQUID FUNDING LIMITED++                                             5.35            01/02/2007          2,278,473
        359,759  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            02/20/2007            359,777
      1,498,995  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            03/06/2007          1,499,175
        599,598  MBIA GLOBAL FUNDING LLC+/-++                                         5.35            02/20/2007            599,622
      1,498,995  MORGAN STANLEY+/-                                                    5.32            07/12/2007          1,498,995
      1,498,995  MORGAN STANLEY+/-                                                    5.50            07/27/2007          1,500,239
      1,008,824  MORGAN STANLEY+/-                                                    5.51            01/12/2007          1,008,854
        277,314  MORGAN STANLEY SERIES EXL+/-                                         5.41            01/15/2008            277,320
      1,074,180  NATIONWIDE BUILDING SOCIETY+/-++                                     5.49            07/20/2007          1,075,136
      2,997,991  NORTHERN ROCK PLC+/-++SS.                                            5.35            02/05/2008          2,998,440
        882,075  PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33            05/15/2007            882,075
      1,498,995  PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40            12/16/2007          1,498,995
        242,537  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37            06/22/2007            242,542
      1,199,196  SLM CORPORATION+/-++                                                 5.35            01/11/2008          1,199,544
        119,920  STANFIELD VICTORIA FUNDING++                                         5.34            04/16/2007            118,108
      4,317,107  TASMAN FUNDING INCORPORATED++                                        5.39            01/22/2007          4,304,501
      3,337,363  TICONDEROGA FUNDING LLC                                              5.37            01/30/2007          3,323,747
        346,628  TRAVELERS INSURANCE COMPANY+/-                                       5.42            02/09/2007            346,621
      1,498,995  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36            06/15/2007          1,499,160
      1,498,995  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36            03/09/2007          1,499,280
        433,210  VERSAILLES CDS LLC++                                                 5.32            01/17/2007            432,261
        363,356  VERSAILLES CDS LLC                                                   5.33            03/22/2007            359,178
      1,163,880  WHITE PINE FINANCE LLC                                               5.35            01/11/2007          1,162,355
      1,031,309  ZELA FINANCE INCORPORATED++                                          5.36            03/12/2007          1,020,953

                                                                                                                        113,944,403
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $119,244,877)                                                             119,244,877
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.19%
     35,919,797  WELLS FARGO MONEY MARKET TRUST~+++                                                                      35,919,797

TOTAL SHORT-TERM INVESTMENTS (COST $35,919,797)                                                                          35,919,797
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,390,871,667)*                                  102.58%                                                     $ 3,098,706,377

OTHER ASSETS AND LIABILITIES, NET                        (2.58)                                                         (77,899,265)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 3,020,807,112
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $35,919,797.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.61%

AGRICULTURAL PRODUCTION CROPS - 0.25%
         25,190  DELTA & PINE LAND COMPANY                                                                          $     1,018,936
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.45%
         18,988  MULTIMEDIA GAMES INCORPORATED<<+                                                                           182,285
         33,217  PINNACLE ENTERTAINMENT INCORPORATED+                                                                     1,100,811
         16,285  WMS INDUSTRIES INCORPORATED+                                                                               567,695

                                                                                                                          1,850,791
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.34%
         10,032  ASHWORTH INCORPORATED+                                                                                      72,832
         16,120  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                           1,023,942
         26,281  CHRISTOPHER & BANKS CORPORATION                                                                            490,403
         31,764  DRESS BARN INCORPORATED<<+                                                                                 741,054
         28,874  FINISH LINE INCORPORATED CLASS A                                                                           412,321
         30,538  HOT TOPIC INCORPORATED+                                                                                    407,377
         12,448  JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                     365,349
         20,122  STAGE STORES INCORPORATED                                                                                  611,508
         21,778  THE CATO CORPORATION CLASS A                                                                               498,934
         22,088  TWEEN BRANDS INCORPORATED<<+                                                                               881,974

                                                                                                                          5,505,694
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.27%
         21,850  GYMBOREE CORPORATION<<+                                                                                    833,796
         17,385  KELLWOOD COMPANY                                                                                           565,360
         38,370  PHILLIPS-VAN HEUSEN CORPORATION                                                                          1,925,023
         83,136  QUIKSILVER INCORPORATED<<+                                                                               1,309,392
         17,210  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                      573,265

                                                                                                                          5,206,836
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.23%
         12,944  MARINEMAX INCORPORATED<<+                                                                                  335,638
         20,772  SONIC AUTOMOTIVE INCORPORATED                                                                              603,219

                                                                                                                            938,857
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
         11,316  CENTRAL PARKING CORPORATION                                                                                203,688
          8,156  MIDAS INCORPORATED+                                                                                        187,588

                                                                                                                            391,276
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.89%
          8,352  M/I HOMES INCORPORATED                                                                                     318,963
          3,281  NVR INCORPORATED<<+                                                                                      2,116,245
         44,619  STANDARD-PACIFIC CORPORATION                                                                             1,195,343

                                                                                                                          3,630,551
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.19%
         16,469  CENTRAL GARDEN & PET COMPANY+                                                                              797,429
                                                                                                                    ---------------

BUSINESS SERVICES - 9.10%
         33,605  AARON RENTS INCORPORATED                                                                                   967,152
         30,112  ABM INDUSTRIES INCORPORATED                                                                                683,844
         16,726  ADMINISTAFF INCORPORATED                                                                                   715,371
         22,006  ADVO INCORPORATED<<                                                                                        717,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
         16,716  ALTIRIS INCORPORATED+                                                                              $       424,252
         23,510  AMN HEALTHCARE SERVICES INCORPORATED+                                                                      647,465
         26,620  ANSYS INCORPORATED+                                                                                      1,157,704
         20,325  ARBITRON INCORPORATED                                                                                      882,918
          7,885  BANKRATE INCORPORATED<<+                                                                                   299,236
          9,996  BLUE COAT SYSTEMS INCORPORATED<<+                                                                          239,404
         37,261  BRADY CORPORATION CLASS A                                                                                1,389,090
         21,185  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 1,196,953
         18,679  CAPTARIS INCORPORATED+                                                                                     145,136
         13,993  CARREKER CORPORATION+                                                                                      106,907
         44,811  CERNER CORPORATION<<+                                                                                    2,038,901
         37,553  CIBER INCORPORATED+                                                                                        254,609
         30,809  COGNEX CORPORATION                                                                                         733,870
         30,249  DENDRITE INTERNATIONAL INCORPORATED+                                                                       323,967
         22,402  DIGITAL INSIGHT CORPORATION+                                                                               862,253
         32,355  eFUNDS CORPORATION+                                                                                        889,763
         39,959  EPICOR SOFTWARE CORPORATION+                                                                               539,846
         26,064  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    1,472,095
         15,876  GERBER SCIENTIFIC INCORPORATED+                                                                            199,403
         17,400  GEVITY HR INCORPORATED                                                                                     412,206
         47,091  GLOBAL PAYMENTS INCORPORATED                                                                             2,180,313
         18,968  HEALTHCARE SERVICES GROUP                                                                                  549,299
         12,112  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                           513,064
         40,431  HYPERION SOLUTIONS CORPORATION+                                                                          1,453,090
         21,666  INFOSPACE INCORPORATED<<+                                                                                  444,370
         20,264  JDA SOFTWARE GROUP INCORPORATED+                                                                           279,035
         30,800  KEANE INCORPORATED+                                                                                        366,828
         22,020  KRONOS INCORPORATED+                                                                                       809,015
         36,012  LABOR READY INCORPORATED+                                                                                  660,100
         12,565  LOJACK CORPORATION<<+                                                                                      214,610
         18,825  MANHATTAN ASSOCIATES INCORPORATED+                                                                         566,256
         14,743  MAPINFO CORPORATION+                                                                                       192,396
         19,366  MIVA INCORPORATED+                                                                                          65,651
         31,023  NAPSTER INCORPORATED+                                                                                      112,613
         13,781  NEOWARE INCORPORATED<<+                                                                                    182,047
         17,411  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                 101,332
         22,779  ON ASSIGNMENT INCORPORATED+                                                                                267,653
         14,394  OPEN SOLUTIONS INCORPORATED<<+                                                                             541,790
         15,426  PCTEL INCORPORATED+                                                                                        144,233
         17,571  PHOENIX TECHNOLOGIES LIMITED+                                                                               79,070
         11,000  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                              513,590
         28,391  PROGRESS SOFTWARE CORPORATION+                                                                             792,961
         11,726  QUALITY SYSTEMS INCORPORATED                                                                               437,028
         17,901  RADIANT SYSTEMS INCORPORATED+                                                                              186,886
         15,039  RADISYS CORPORATION+                                                                                       250,700
         44,572  SECURE COMPUTING CORPORATION+                                                                              292,392
         39,078  SPHERION CORPORATION+                                                                                      290,350
         13,626  SPSS INCORPORATED+                                                                                         409,734
          7,818  STARTEK INCORPORATED                                                                                       105,856
         20,446  SYKES ENTERPRISES INCORPORATED+                                                                            360,667
         50,127  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                              890,256
         21,575  TALX CORPORATION                                                                                           592,234
         44,441  THQ INCORPORATED<<+                                                                                      1,445,221
         17,639  TRADESTATION GROUP INCORPORATED+                                                                           242,536
         45,279  UNITED ONLINE INCORPORATED                                                                                 601,305
          6,689  VERTRUE INCORPORATED+                                                                                      256,924
         14,943  VIAD CORPORATION                                                                                           606,686
          5,941  VOLT INFORMATION SCIENCE INCORPORATED+                                                                     298,298
         29,740  WEBEX COMMUNICATIONS INCORPORATED<<+                                                                     1,037,629
         30,881  WEBSENSE INCORPORATED<<+                                                                                   705,013

                                                                                                                         37,338,772
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS - 3.72%
         29,570  ALPHARMA INCORPORATED CLASS A                                                                      $       712,637
         16,673  ARCH CHEMICALS INCORPORATED                                                                                555,378
         19,525  ARQULE INCORPORATED+                                                                                       115,588
         11,350  BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                    233,583
         18,485  CAMBREX CORPORATION                                                                                        419,979
         16,372  DIGENE CORPORATION+                                                                                        784,546
         23,644  GEORGIA GULF CORPORATION                                                                                   456,566
         41,202  HB FULLER COMPANY                                                                                        1,063,836
         21,626  IDEXX LABORATORIES INCORPORATED+                                                                         1,714,942
         46,799  IMMUCOR INCORPORATED+                                                                                    1,367,935
         17,272  MACDERMID INCORPORATED                                                                                     588,975
         10,945  MANNATECH INCORPORATED<<                                                                                   161,220
         54,538  MGI PHARMA INCORPORATED+                                                                                 1,004,045
         39,010  NBTY INCORPORATED<<+                                                                                     1,621,646
         16,832  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        428,374
         20,292  OM GROUP INCORPORATED+                                                                                     918,822
         28,939  OMNOVA SOLUTIONS INCORPORATED+                                                                             132,541
         18,797  PAREXEL INTERNATIONAL CORPORATION+                                                                         544,549
          6,186  PENFORD CORPORATION                                                                                        107,018
         64,088  POLYONE CORPORATION+                                                                                       480,660
          6,848  QUAKER CHEMICAL CORPORATION                                                                                151,135
         20,239  SCIELE PHARMA INCORPORATED+                                                                                485,736
         11,021  SURMODICS INCORPORATED<<+                                                                                  342,974
         28,499  TRONOX INCORPORATED CLASS B<<                                                                              449,999
          6,265  USANA HEALTH SCIENCES INCORPORATED<<+                                                                      323,650
         22,597  WELLMAN INCORPORATED                                                                                        72,084

                                                                                                                         15,238,418
                                                                                                                    ---------------

COAL MINING - 0.54%
         55,557  MASSEY ENERGY COMPANY                                                                                    1,290,589
         12,916  PENN VIRGINIA CORPORATION                                                                                  904,637

                                                                                                                          2,195,226
                                                                                                                    ---------------

COMMUNICATIONS - 1.27%
         23,351  ANIXTER INTERNATIONAL INCORPORATED<<+                                                                    1,267,959
         12,438  AUDIOVOX CORPORATION CLASS A+                                                                              175,251
         34,946  BRIGHTPOINT INCORPORATED+                                                                                  470,026
         13,837  CT COMMUNICATIONS INCORPORATED                                                                             317,144
         30,914  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                486,277
         34,329  j2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                   935,465
         45,242  LIVE NATION INCORPORATED+                                                                                1,013,421
         20,707  NOVATEL WIRELESS INCORPORATED<<+                                                                           200,237
         53,199  RADIO ONE INCORPORATED CLASS D+                                                                            358,561

                                                                                                                          5,224,341
                                                                                                                    ---------------

COMPUTERS-INTEGRATED SYSTEMS - 0.09%
         21,154  AGILYSYS INCORPORATED                                                                                      354,118
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.59%
         18,151  CHEMED CORPORATION                                                                                         671,224
         21,915  EMCOR GROUP INCORPORATED+                                                                                1,245,868
         18,814  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                              486,530

                                                                                                                          2,403,622
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.73%
         12,490  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      359,962
         41,669  BANK MUTUAL CORPORATION<<                                                                                  504,612
         31,677  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  437,459

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
         22,036  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                         $       616,127
         25,228  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                           711,682
         42,550  BROOKLINE BANCORP INCORPORATED                                                                             560,384
         19,466  CASCADE BANCORP<<                                                                                          604,030
         21,189  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                      821,286
         31,787  CHITTENDEN CORPORATION                                                                                     975,535
         20,680  COMMUNITY BANK SYSTEM INCORPORATED                                                                         475,640
         18,965  DIME COMMUNITY BANCSHARES                                                                                  265,700
         13,472  DOWNEY FINANCIAL CORPORATION<<                                                                             977,798
         42,313  EAST WEST BANCORP INCORPORATED                                                                           1,498,726
         15,144  FIDELITY BANKSHARES INCORPORATED                                                                           600,762
         55,838  FIRST BANCORP PUERTO RICO                                                                                  532,136
         43,392  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                   582,755
         22,339  FIRST FINANCIAL BANCORP                                                                                    371,051
          9,007  FIRST INDIANA CORPORATION                                                                                  228,418
         34,530  FIRST MIDWEST BANCORP INCORPORATED<<                                                                     1,335,620
         21,349  FIRST REPUBLIC BANK                                                                                        834,319
         11,478  FIRSTFED FINANCIAL CORPORATION<<+                                                                          768,682
         26,800  FLAGSTAR BANCORP INCORPORATED                                                                              397,712
         16,279  FRANKLIN BANK CORPORATION+                                                                                 334,371
         36,088  GLACIER BANCORP INCORPORATED                                                                               881,991
         29,110  HANMI FINANCIAL CORPORATION                                                                                655,848
         14,054  INDEPENDENT BANK CORPORATION                                                                               355,426
         12,983  IRWIN FINANCIAL CORPORATION                                                                                293,805
         16,730  JPMORGAN CHASE & COMPANY                                                                                   223,346
         19,298  MAF BANCORP INCORPORATED                                                                                   862,428
         14,483  NARA BANK NATIONAL ASSOCIATION                                                                             302,984
         12,418  PRIVATEBANCORP INCORPORATED                                                                                516,961
         17,899  PROSPERITY BANCSHARES INCORPORATED                                                                         617,694
         22,596  PROVIDENT BANKSHARES CORPORATION                                                                           804,418
         52,694  REPUBLIC BANCORP INCORPORATED                                                                              709,264
         51,983  SOUTH FINANCIAL GROUP INCORPORATED                                                                       1,382,228
         12,929  STERLING BANCORPORATION NEW YORK                                                                           254,701
         49,047  STERLING BANCSHARES INCORPORATED TEXAS                                                                     638,592
         28,866  STERLING FINANCIAL CORPORATION                                                                             975,959
         35,814  SUSQUEHANNA BANCSHARES INCORPORATED                                                                        962,680
         51,837  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                 576,427
         68,693  UCBH HOLDINGS INCORPORATED                                                                               1,206,249
         40,100  UMPQUA HOLDINGS CORPORATION                                                                              1,180,143
         25,310  UNITED BANKSHARES INCORPORATED                                                                             978,232
         45,532  WHITNEY HOLDING CORPORATION                                                                              1,485,254
         10,682  WILSHIRE BANCORP INCORPORATED                                                                              202,638
         17,707  WINTRUST FINANCIAL CORPORATION                                                                             850,290

                                                                                                                         31,712,325
                                                                                                                    ---------------

DURABLE GOODS - CONSUMER - 0.03%
         12,670  STURM, RUGER & COMPANY INCORPORATED                                                                        121,632
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.36%
         13,218  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                     440,292
         23,001  CEC ENTERTAINMENT INCORPORATED+                                                                            925,790
         48,115  CKE RESTAURANTS INCORPORATED                                                                               885,316
         10,842  IHOP CORPORATION                                                                                           571,373
         23,236  JACK IN THE BOX INCORPORATED+                                                                            1,418,325
         11,716  LANDRY'S RESTAURANTS INCORPORATED                                                                          352,534
         16,131  O'CHARLEYS INCORPORATED+                                                                                   343,268
         18,406  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                  706,422
         16,592  PAPA JOHNS INTERNATIONAL INCORPORATED<<+                                                                   481,334
         23,541  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                               775,205
         11,467  RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                  411,092
         48,077  SONIC CORPORATION+                                                                                       1,151,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EATING & DRINKING PLACES (continued)
         19,486  STEAK N SHAKE COMPANY+                                                                             $       342,954
         43,005  TRIARC COMPANIES INCORPORATED CLASS B                                                                      860,100

                                                                                                                          9,665,449
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.09%
         15,962  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                              354,516
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.31%
         20,991  ALLETE INCORPORATED                                                                                        976,921
         11,772  AMERICAN STATES WATER COMPANY                                                                              454,635
         60,336  ATMOS ENERGY CORPORATION                                                                                 1,925,322
         35,925  AVISTA CORPORATION                                                                                         909,262
          7,950  CASCADE NATURAL GAS CORPORATION                                                                            206,064
          6,997  CENTRAL VERMONT PUBLIC SERVICE                                                                             164,779
          9,366  CH ENERGY GROUP INCORPORATED                                                                               494,525
         39,722  CLECO CORPORATION                                                                                        1,002,186
         32,254  EL PASO ELECTRIC COMPANY+                                                                                  786,030
         49,993  ENERGEN CORPORATION                                                                                      2,346,671
          3,657  GREEN MOUNTAIN POWER CORPORATION                                                                           123,936
         14,778  LACLEDE GROUP INCORPORATED                                                                                 517,673
         19,124  NEW JERSEY RESOURCES                                                                                       929,044
         19,004  NORTHWEST NATURAL GAS COMPANY                                                                              806,530
         52,047  PIEDMONT NATURAL GAS COMPANY<<                                                                           1,392,257
         20,230  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                       675,884
         74,398  SOUTHERN UNION COMPANY                                                                                   2,079,415
         28,650  SOUTHWEST GAS CORPORATION                                                                                1,099,301
         73,113  UGI CORPORATION                                                                                          1,994,523
         17,058  UIL HOLDINGS CORPORATION                                                                                   719,677
         24,342  UNISOURCE ENERGY CORPORATION                                                                               889,213
         31,299  WASTE CONNECTIONS INCORPORATED+                                                                          1,300,473

                                                                                                                         21,794,321
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.63%
         17,998  ACTEL CORPORATION+                                                                                         326,844
         29,744  ACUITY BRANDS INCORPORATED<<                                                                             1,547,878
         81,155  ADAPTEC INCORPORATED+                                                                                      378,182
         24,459  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   461,541
         50,806  AEROFLEX INCORPORATED+                                                                                     595,446
         15,676  AO SMITH CORPORATION<<                                                                                     588,791
          8,217  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     115,531
         24,123  ATMI INCORPORATED+                                                                                         736,475
         20,097  BALDOR ELECTRIC COMPANY                                                                                    671,642
          8,189  BEL FUSE INCORPORATED CLASS B                                                                              284,895
         44,703  BENCHMARK ELECTRONICS INCORPORATED+                                                                      1,088,965
         17,720  C&D TECHNOLOGIES INCORPORATED<<                                                                             83,993
         33,322  C-COR INCORPORATED+                                                                                        371,207
          7,273  CATAPULT COMMUNICATIONS CORPORATION+                                                                        65,312
         18,657  CERADYNE INCORPORATED<<+                                                                                 1,054,121
         27,128  CHECKPOINT SYSTEMS INCORPORATED+                                                                           547,986
         15,948  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                    607,140
         24,739  CTS CORPORATION                                                                                            388,402
         10,708  CUBIC CORPORATION                                                                                          232,364
         25,656  CYMER INCORPORATED<<+                                                                                    1,127,581
         13,800  DIODES INCORPORATED<<+                                                                                     489,624
         13,283  DIONEX CORPORATION+                                                                                        753,279
         22,513  DITECH NETWORKS INCORPORATED+                                                                              155,790
         20,072  DSP GROUP INCORPORATED+                                                                                    435,562
         20,106  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                404,935
         25,384  EXAR CORPORATION+                                                                                          329,992
         15,209  GREATBATCH INCORPORATED+                                                                                   409,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         51,601  HARMONIC INCORPORATED+                                                                             $       375,139
         17,926  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                      422,516
         14,772  INTER-TEL INCORPORATED                                                                                     327,348
         15,470  LITTELFUSE INCORPORATED+                                                                                   493,184
         20,253  MAGNETEK INCORPORATED+                                                                                     114,429
         15,303  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     204,448
         25,845  METHODE ELECTRONICS INCORPORATED                                                                           279,901
         49,137  MICROSEMI CORPORATION+                                                                                     965,542
         29,235  MOOG INCORPORATED CLASS A+                                                                               1,116,466
          3,255  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    194,877
         13,948  PARK ELECTROCHEMICAL CORPORATION                                                                           357,766
         18,062  PERICOM SEMICONDUCTOR+                                                                                     207,171
         28,825  PHOTRONICS INCORPORATED+                                                                                   471,001
         21,369  REGAL-BELOIT CORPORATION                                                                                 1,122,086
         12,180  ROGERS CORPORATION+                                                                                        720,447
        111,275  SKYWORKS SOLUTIONS INCORPORATED+                                                                           787,827
         15,306  STANDARD MICROSYSTEMS CORPORATION+                                                                         428,262
          9,486  SUPERTEX INCORPORATED+                                                                                     372,326
         31,892  SYMMETRICOM INCORPORATED+                                                                                  284,477
         17,494  SYNAPTICS INCORPORATED<<+                                                                                  519,397
         28,124  TECHNITROL INCORPORATED                                                                                    671,882
          9,472  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                     100,119
         38,227  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  1,740,093
         16,819  VIASAT INCORPORATED+                                                                                       501,374
         13,497  VICOR CORPORATION                                                                                          149,952

                                                                                                                         27,180,934
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.68%
          8,984  CDI CORPORATION                                                                                            223,702
         59,774  DIGITAS INCORPORATED+                                                                                      801,569
         14,878  MAXMUS INCORPORATED                                                                                        457,945
         23,038  PER-SE TECHNOLOGIES INCORPORATED+                                                                          639,996
         12,725  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                  280,841
         44,934  REGENERON PHARMACEUTICAL INCORPORATED+                                                                     901,825
         39,828  TETRA TECH INCORPORATED+                                                                                   720,489
         35,876  URS CORPORATION+                                                                                         1,537,287
         29,283  WATSON WYATT & COMPANY HOLDINGS                                                                          1,322,127

                                                                                                                          6,885,781
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.83%
         23,804  APTARGROUP INCORPORATED                                                                                  1,405,388
         18,076  GRIFFON CORPORATION<<+                                                                                     460,938
          8,778  MATERIAL SCIENCES CORPORATION+                                                                             113,587
         24,646  MOBILE MINI INCORPORATED<<+                                                                                663,963
         13,702  NCI BUILDING SYSTEMS INCORPORATED+                                                                         709,079
         55,614  SHAW GROUP INCORPORATED+                                                                                 1,863,069
         25,295  SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                               800,587
         11,843  VALMONT INDUSTRIES INCORPORATED                                                                            657,168
         20,076  WATTS WATER TECHNOLOGIES INCORPORATED                                                                      825,324

                                                                                                                          7,499,103
                                                                                                                    ---------------

FINANCE COMPANIES - 0.03%
         18,369  REWARDS NETWORK INCORPORATED<<+                                                                            127,665
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.40%
         51,290  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,771,557
         35,699  FLOWERS FOODS INCORPORATED                                                                                 963,516
          9,458  J & J SNACK FOODS CORPORATION                                                                              391,561
         21,314  LANCE INCORPORATED                                                                                         427,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
          9,562  PEET'S COFFEE & TEA INCORPORATED+                                                                  $       250,907
         18,420  RALCORP HOLDINGS INCORPORATED+                                                                             937,394
         10,954  SANDERSON FARMS INCORPORATED<<                                                                             331,797
         21,559  TREEHOUSE FOODS INCORPORATED+                                                                              672,641

                                                                                                                          5,747,358
                                                                                                                    ---------------

FOOD STORES - 0.38%
         13,475  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                        346,847
         21,851  PANERA BREAD COMPANY<<+                                                                                  1,221,689

                                                                                                                          1,568,536
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.48%
          8,151  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  133,187
         21,928  ETHAN ALLEN INTERIORS INCORPORATED                                                                         791,820
         35,490  LA-Z-BOY INCORPORATED<<                                                                                    421,266
         36,393  SELECT COMFORT CORPORATION<<+                                                                              632,874

                                                                                                                          1,979,147
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.34%
         34,864  CASEY'S GENERAL STORES INCORPORATED                                                                        821,047
         27,649  FRED'S INCORPORATED                                                                                        332,894
         18,662  STEIN MART INCORPORATED                                                                                    247,458

                                                                                                                          1,401,399
                                                                                                                    ---------------

HEALTH SERVICES - 2.79%
         17,736  AMEDISYS INCORPORATED<<+                                                                                   582,982
         20,674  AMSURG CORPORATION+                                                                                        475,502
         15,036  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     328,086
         15,483  CRYOLIFE INCORPORATED+                                                                                     118,445
         20,891  ENZO BIOCHEM INCORPORATED<<+                                                                               298,115
         13,576  GENESIS HEALTHCARE CORPORATION+                                                                            641,194
         18,858  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      359,433
         23,949  HEALTHWAYS INCORPORATED+                                                                                 1,142,607
         46,738  HOOPER HOLMES INCORPORATED                                                                                 154,703
         20,509  INVENTIV HEALTH INCORPORATED+                                                                              724,993
         14,363  LCA-VISION INCORPORATED<<                                                                                  493,496
         14,815  MATRIA HEALTHCARE INCORPORATED<<+                                                                          425,635
         21,746  NAUTILUS GROUP INCORPORATED<<                                                                              304,444
         23,737  ODYSSEY HEALTHCARE INCORPORATED+                                                                           314,753
         33,511  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    1,638,688
         11,885  REHABCARE GROUP INCORPORATED+                                                                              176,492
         39,463  SIERRA HEALTH SERVICES INCORPORATED<<+                                                                   1,422,247
         30,951  SUNRISE SENIOR LIVING INCORPORATED+                                                                        950,815
         30,827  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       873,945

                                                                                                                         11,426,575
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.23%
          9,074  4KIDS ENTERTAINMENT INCORPORATED+                                                                          165,328
         21,953  ACADIA REALTY TRUST                                                                                        549,264
         31,817  COLONIAL PROPERTIES TRUST<<                                                                              1,491,581
         16,354  EASTGROUP PROPERTIES INCORPORATED                                                                          875,920
         18,294  ENTERTAINMENT PROPERTIES TRUST                                                                           1,069,101
         16,135  ESSEX PROPERTY TRUST INCORPORATED                                                                        2,085,449
         46,847  INLAND REAL ESTATE CORPORATION                                                                             876,976
         22,379  KILROY REALTY CORPORATION                                                                                1,745,562
         14,322  LTC PROPERTIES INCORPORATED                                                                                391,134

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         16,922  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                     $       968,615
         40,791  NATIONAL RETAIL PROPERTIES INCORPORATED                                                                    936,153
         10,281  PARKWAY PROPERTIES INCORPORATED<<                                                                          524,434
         11,036  PS BUSINESS PARKS INCORPORATED                                                                             780,356
         13,908  SOVRAN SELF STORAGE INCORPORATED                                                                           796,650

                                                                                                                         13,256,523
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.43%
         21,009  BELL MICROPRODUCTS INCORPORATED+                                                                           148,113
         15,258  COST PLUS INCORPORATED<<+                                                                                  157,157
         20,262  GUITAR CENTER INCORPORATED<<+                                                                              921,111
         15,634  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                   231,383
         20,596  TUESDAY MORNING CORPORATION<<                                                                              320,268

                                                                                                                          1,778,032
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.43%
         25,212  AZTAR CORPORATION+                                                                                       1,372,037
         14,721  MARCUS CORPORATION                                                                                         376,563

                                                                                                                          1,748,600
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.66%
         14,195  A.S.V. INCORPORATED<<+                                                                                     230,953
         13,011  ASTEC INDUSTRIES INCORPORATED+                                                                             456,686
         69,991  AXCELIS TECHNOLOGIES INCORPORATED+                                                                         408,048
         11,993  BLACK BOX CORPORATION                                                                                      503,586
         34,052  BRIGGS & STRATTON CORPORATION<<                                                                            917,701
         52,066  BROOKS AUTOMATION INCORPORATED+                                                                            749,750
         16,488  DRIL-QUIP INCORPORATED+                                                                                    645,670
         14,626  ENPRO INDUSTRIES INCORPORATED+                                                                             485,729
         36,279  GARDNER DENVER INCORPORATED+                                                                             1,353,569
         35,321  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                       775,296
         13,259  HYDRIL COMPANY+                                                                                            996,944
         37,053  IDEX CORPORATION                                                                                         1,756,683
         14,614  INTEVAC INCORPORATED+                                                                                      379,233
         19,473  KAYDON CORPORATION                                                                                         773,857
         21,431  KOMAG INCORPORATED<<+                                                                                      811,806
         39,426  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   331,178
         39,875  LENNOX INTERNATIONAL INCORPORATED                                                                        1,220,574
          8,033  LINDSAY MANUFACTURING COMPANY                                                                              262,277
         10,561  LUFKIN INDUSTRIES INCORPORATED                                                                             613,383
         42,557  MANITOWOC COMPANY INCORPORATED                                                                           2,529,163
         27,330  MICROS SYSTEMS INCORPORATED+                                                                             1,440,291
         23,305  NETGEAR INCORPORATED+                                                                                      611,756
         28,514  PAXAR CORPORATION+                                                                                         657,533
         11,779  PLANAR SYSTEMS INCORPORATED+                                                                               113,903
         11,598  ROBBINS & MYERS INCORPORATED                                                                               532,580
         17,774  SCANSOURCE INCORPORATED+                                                                                   540,330
         28,303  TORO COMPANY<<                                                                                           1,319,769
         16,023  ULTRATECH INCORPORATED<<+                                                                                  199,967
         16,918  WATSCO INCORPORATED                                                                                        797,853
         20,288  WOODWARD GOVERNOR COMPANY                                                                                  805,636

                                                                                                                         23,221,704
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
         24,990  HILB, ROGAL & HAMILTON COMPANY                                                                           1,052,579
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.30%
         35,986  AMERIGROUP CORPORATION<<+                                                                                1,291,538

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
         29,827  CENTENE CORPORATION+                                                                               $       732,849
         29,829  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              1,206,881
         46,805  FREMONT GENERAL CORPORATION                                                                                758,709
         13,695  INFINITY PROPERTY & CASUALTY CORPORATION                                                                   662,701
         12,253  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   773,287
         39,423  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION<<+                                                         1,756,689
         14,863  PRESIDENTIAL LIFE CORPORATION                                                                              326,243
         22,947  PROASSURANCE CORPORATION+                                                                                1,145,514
         14,004  RLI CORPORATION                                                                                            790,106
          9,851  SAFETY INSURANCE GROUP INCORPORATED                                                                        499,544
          6,937  SCPIE HOLDINGS INCORPORATED+                                                                               181,333
         19,821  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   1,135,545
         12,591  STEWART INFORMATION SERVICES CORPORATION                                                                   545,946
         14,510  UNITED FIRE & CASUALTY COMPANY                                                                             511,478
         25,563  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                  1,199,160

                                                                                                                         13,517,523
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.51%
         19,854  BROWN SHOE COMPANY INCORPORATED                                                                            947,830
         15,531  GENESCO INCORPORATED<<+                                                                                    579,306
         18,331  K-SWISS INCORPORATED                                                                                       563,495

                                                                                                                          2,090,631
                                                                                                                    ---------------

LEGAL SERVICES - 0.06%
          6,477  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                     253,445
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.44%
         52,828  CHAMPION ENTERPRISES INCORPORATED+                                                                         494,470
         10,816  COACHMEN INDUSTRIES INCORPORATED                                                                           118,976
          7,028  DELTIC TIMBER CORPORATION<<                                                                                392,022
          4,696  SKYLINE CORPORATION                                                                                        188,873
         13,025  UNIVERSAL FOREST PRODUCTS                                                                                  607,226

                                                                                                                          1,801,567
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.25%
         49,013  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                          907,721
          9,648  ANALOGIC CORPORATION                                                                                       541,639
         20,864  ARMOR HOLDINGS INCORPORATED<<+                                                                           1,144,390
         18,632  ARTHROCARE CORPORATION+                                                                                    743,789
         16,359  BIOLASE TECHNOLOGY INCORPORATED<<                                                                          143,141
         11,235  BIOSITE INCORPORATED+                                                                                      548,830
         21,594  COHERENT INCORPORATED+                                                                                     681,723
         15,627  COHU INCORPORATED                                                                                          315,040
         19,321  CONMED CORPORATION+                                                                                        446,702
         30,768  COOPER COMPANIES INCORPORATED                                                                            1,369,176
         14,954  CYBERONICS INCORPORATED<<+                                                                                 308,651
          8,722  DATASCOPE CORPORATION                                                                                      317,830
         15,930  DJ ORTHOPEDICS INCORPORATED+                                                                               682,123
         11,377  EDO CORPORATION<<                                                                                          270,090
         17,602  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        708,128
         17,516  FEI COMPANY<<+                                                                                             461,897
         45,279  FLIR SYSTEMS INCORPORATED<<+                                                                             1,441,231
         31,229  FOSSIL INCORPORATED+                                                                                       705,151
         18,600  HAEMONETICS CORPORATION+                                                                                   837,372
         36,411  HOLOGIC INCORPORATED+                                                                                    1,721,512
         10,140  ICU MEDICAL INCORPORATED+                                                                                  412,495
         48,576  INPUT OUTPUT INCORPORATED<<+                                                                               662,091
         13,623  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                           580,204
         22,034  INVACARE CORPORATION                                                                                       540,935

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         17,680  ITRON INCORPORATED<<+                                                                              $       916,531
          9,716  KEITHLEY INSTRUMENTS INCORPORATED                                                                          127,765
          8,086  KENSEY NASH CORPORATION+                                                                                   257,135
         46,900  KOPIN CORPORATION+                                                                                         167,433
         29,125  MENTOR CORPORATION                                                                                       1,423,339
         14,821  MERIDIAN DIAGNOSTICS INCORPORATED                                                                          363,559
         18,954  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                        300,231
         25,352  MKS INSTRUMENTS INCORPORATED+                                                                              572,448
         12,582  MTS SYSTEMS CORPORATION                                                                                    485,917
         11,980  OSTEOTECH INCORPORATED+                                                                                     67,687
         12,218  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                               619,086
         11,784  PHOTON DYNAMICS INCORPORATED+                                                                              137,755
         15,579  POLYMEDICA CORPORATION<<                                                                                   629,547
         11,898  POSSIS MEDICAL INCORPORATED+                                                                               160,385
         50,432  RESPIRONICS INCORPORATED+                                                                                1,903,808
         17,202  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                         273,856
         17,970  SONIC SOLUTIONS<<+                                                                                         292,911
         23,957  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                        961,394
         22,856  THERAGENICS CORPORATION+                                                                                    70,854
         38,425  TRIMBLE NAVIGATION LIMITED+                                                                              1,949,300
         21,472  VEECO INSTRUMENTS INCORPORATED+                                                                            402,171
         22,643  VIASYS HEALTHCARE INCORPORATED+                                                                            629,928
          5,388  VITAL SIGNS INCORPORATED                                                                                   268,969
         19,799  X-RITE INCORPORATED                                                                                        243,528

                                                                                                                         29,717,398
                                                                                                                    ---------------

METAL MINING - 0.34%
         28,460  CLEVELAND CLIFFS INCORPORATED                                                                            1,378,602
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
         15,093  AMCOL INTERNATIONAL CORPORATION                                                                            418,680
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.84%
         21,955  DAKTRONICS INCORPORATED                                                                                    809,042
         19,188  JAKKS PACIFIC INCORPORATED+                                                                                419,066
         34,085  K2 INCORPORATED+                                                                                           449,581
         11,207  LYDALL INCORPORATED+                                                                                       121,148
         14,472  RC2 CORPORATION+                                                                                           636,768
          7,947  RUSS BERRIE & COMPANY INCORPORATED                                                                         122,781
         24,138  SHUFFLE MASTER INCORPORATED<<+                                                                             632,416
          8,583  STANDEX INTERNATIONAL CORPORATION                                                                          258,606

                                                                                                                          3,449,408
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.25%
          9,632  BLUE NILE INCORPORATED<<+                                                                                  355,324
         20,459  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    959,527
         13,224  HANCOCK FABRICS INCORPORATED<<                                                                              45,491
         21,927  HIBBETT SPORTING GOODS INCORPORATED+                                                                       669,431
         16,869  JO ANN STORES INCORPORATED<<+                                                                              414,977
         19,620  LONGS DRUG STORES CORPORATION                                                                              831,496
         14,219  NORTH AMERICAN WATCH CORPORATION                                                                           412,351
         26,158  SPECTRUM BRANDS INCORPORATED<<+                                                                            285,122
         13,218  STAMPS.COM INCORPORATED+                                                                                   208,184
         33,571  ZALE CORPORATION<<+                                                                                        947,038

                                                                                                                          5,128,941
                                                                                                                    ---------------

MOTION PICTURES - 0.26%
         28,324  AVID TECHNOLOGY INCORPORATED<<+                                                                          1,055,352
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.93%
         17,243  ARKANSAS BEST CORPORATION                                                                          $       620,748
         21,047  FORWARD AIR CORPORATION                                                                                    608,890
         40,732  HEARTLAND EXPRESS INCORPORATED                                                                             611,795
         39,302  LANDSTAR SYSTEM INCORPORATED                                                                             1,500,550
         19,321  OLD DOMINION FREIGHT LINE+                                                                                 465,056

                                                                                                                          3,807,039
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.39%
         18,819  FINANCIAL FEDERAL CORPORATION                                                                              553,467
         19,188  FIRST CASH FINANCIAL SERVICES INCORPORATED                                                                 496,394
         12,113  WORLD ACCEPTANCE CORPORATION+                                                                              568,705

                                                                                                                          1,618,566
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.73%
         18,660  ATWOOD OCEANICS INCORPORATED+                                                                              913,780
         33,107  CABOT OIL & GAS CORPORATION                                                                              2,007,909
         57,245  CIMAREX ENERGY COMPANY                                                                                   2,089,443
         64,505  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                               2,023,522
         37,458  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  1,487,083
         10,206  PETROLEUM DEVELOPMENT CORPORATION+                                                                         439,368
         14,714  SEACOR HOLDINGS INCORPORATED+                                                                            1,458,746
         37,917  ST. MARY LAND & EXPLORATION COMPANY<<                                                                    1,396,862
         19,331  STONE ENERGY CORPORATION+                                                                                  683,351
         20,402  SWIFT ENERGY COMPANY+                                                                                      914,214
         49,669  TETRA TECHNOLOGIES INCORPORATED+                                                                         1,270,533
         31,976  UNIT CORPORATION+                                                                                        1,549,237
         25,012  VERITAS DGC INCORPORATED+                                                                                2,141,778
         20,812  W-H ENERGY SERVICES INCORPORATED+                                                                        1,013,336

                                                                                                                         19,389,162
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.77%
         26,023  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         311,756
         20,094  CARAUSTAR INDUSTRIES INCORPORATED+                                                                         162,560
         13,698  CHESAPEAKE CORPORATION                                                                                     233,140
         10,215  NEENAH PAPER INCORPORATED                                                                                  360,794
         38,454  PLAYTEX PRODUCTS INCORPORATED+                                                                             553,353
         11,284  POPE & TALBOT INCORPORATED<<                                                                                61,723
         22,767  ROCK-TENN COMPANY CLASS A                                                                                  617,213
         10,676  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              278,110
          8,595  STANDARD REGISTER COMPANY                                                                                  103,140
         30,890  WAUSAU PAPER CORPORATION                                                                                   463,041

                                                                                                                          3,144,830
                                                                                                                    ---------------

PERSONAL SERVICES - 0.36%
          6,559  ANGELICA CORPORATION                                                                                       169,222
         19,115  COINSTAR INCORPORATED+                                                                                     584,346
          3,597  CPI CORPORATION<<                                                                                          167,225
         14,798  G & K SERVICES INCORPORATED CLASS A                                                                        575,494

                                                                                                                          1,496,287
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.16%
         14,224  ELKCORP COMPANY                                                                                            584,464
         76,233  FRONTIER OIL CORPORATION                                                                                 2,190,936
         29,241  HEADWATERS INCORPORATED<<+                                                                                 700,614
         11,761  WD-40 COMPANY                                                                                              410,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         19,589  WORLD FUEL SERVICES CORPORATION                                                                    $       870,927

                                                                                                                          4,757,047
                                                                                                                    ---------------

PHARMACEUTICALS - 0.15%
          8,456  KENDLE INTERNATIONAL, INCORPORATED+                                                                        265,941
         32,036  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      359,124

                                                                                                                            625,065
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 3.00%
         30,017  BELDEN CDT INCORPORATED                                                                                  1,173,365
         13,911  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   469,774
         17,666  CARPENTER TECHNOLOGY CORPORATION                                                                         1,811,118
         15,922  CENTURY ALUMINUM COMPANY<<+                                                                                710,917
         31,989  CHAPARRAL STEEL COMPANY                                                                                  1,416,153
         30,357  CURTISS-WRIGHT CORPORATION                                                                               1,125,638
         21,389  LONE STAR TECHNOLOGIES INCORPORATED+                                                                     1,035,441
         25,570  MUELLER INDUSTRIES INCORPORATED                                                                            810,569
         25,541  QUANEX CORPORATION                                                                                         883,463
         15,789  RTI INTERNATIONAL METALS INCORPORATED<<+                                                                 1,235,016
          7,938  STEEL TECHNOLOGIES INCORPORATED                                                                            139,312
         16,568  TEXAS INDUSTRIES INCORPORATED<<                                                                          1,064,163
         19,313  TREDEGAR CORPORATION                                                                                       436,667

                                                                                                                         12,311,596
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.41%
         20,058  BOWNE & COMPANY INCORPORATED                                                                               319,725
          8,136  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        480,594
         17,651  JOHN H. HARLAND COMPANY                                                                                    886,080

                                                                                                                          1,686,399
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.37%
         52,397  KANSAS CITY SOUTHERN<<+                                                                                  1,518,465
                                                                                                                    ---------------

REAL ESTATE - 0.18%
         15,160  MERITAGE CORPORATION+                                                                                      723,435
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.78%
         47,518  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   1,065,829
         31,045  NEW CENTURY FINANCIAL CORPORATION                                                                          980,712
         47,264  SENIOR HOUSING PROPERTIES TRUST                                                                          1,157,023

                                                                                                                          3,203,564
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.68%
         23,187  CROCS INCORPORATED<<+                                                                                    1,001,678
         36,549  MEN'S WEARHOUSE INCORPORATED                                                                             1,398,365
         24,939  STRIDE RITE CORPORATION                                                                                    376,080

                                                                                                                          2,776,123
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
         16,692  A. SCHULMAN INCORPORATED                                                                                   371,397
          7,551  DECKERS OUTDOOR CORPORATION<<+                                                                             452,682

                                                                                                                            824,079
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.70%
         30,117  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                          $     1,291,417
         36,508  LABRANCHE & COMPANY INCORPORATED<<+                                                                        358,874
         12,839  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      836,461
         11,156  SWS GROUP INCORPORATED                                                                                     398,269

                                                                                                                          2,885,021
                                                                                                                    ---------------

SOCIAL SERVICES - 0.17%
         18,080  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                             698,973
                                                                                                                    ---------------

SOFTWARE - 0.15%
          9,957  EPIQ SYSTEMS INCORPORATED+                                                                                 168,970
         12,581  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 463,358

                                                                                                                            632,328
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.39%
         19,504  APOGEE ENTERPRISES INCORPORATED                                                                            376,622
         16,553  CABOT MICROELECTRONICS CORPORATION<<+                                                                      561,809
         13,987  CARBO CERAMICS INCORPORATED<<                                                                              522,694
          9,881  LIBBEY INCORPORATED                                                                                        121,932

                                                                                                                          1,583,057
                                                                                                                    ---------------

TELEPHONE SERVICES - 0.15%
         14,581  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                            610,361
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.68%
         20,135  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   662,643
         35,966  INTERFACE INCORPORATED+                                                                                    511,437
         10,534  OXFORD INDUSTRIES INCORPORATED                                                                             523,013
         38,457  WOLVERINE WORLD WIDE INCORPORATED                                                                        1,096,794

                                                                                                                          2,793,887
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.10%
         60,446  ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                    426,749
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.67%
         16,231  BRISTOW GROUP INCORPORATED<<+                                                                              585,777
         21,927  EGL INCORPORATED+                                                                                          652,986
         25,295  FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                 187,183
         25,059  MESA AIR GROUP INCORPORATED+                                                                               214,756
         44,173  SKYWEST INCORPORATED                                                                                     1,126,853

                                                                                                                          2,767,555
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.81%
         25,385  AAR CORPORATION+                                                                                           740,988
          8,612  ARCTIC CAT INCORPORATED                                                                                    151,485
         35,254  CLARCOR INCORPORATED                                                                                     1,191,938
         44,205  FLEETWOOD ENTERPRISES INCORPORATED+                                                                        349,662
         38,486  GENCORP INCORPORATED<<+                                                                                    539,574
         16,645  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                          860,879
         18,503  MONACO COACH CORPORATION                                                                                   262,002
         27,006  POLARIS INDUSTRIES INCORPORATED<<                                                                        1,264,691
          8,212  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       123,016
         15,812  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                           304,697
         11,222  TRIUMPH GROUP INCORPORATED                                                                                 588,369
         21,528  WABASH NATIONAL CORPORATION                                                                                325,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (continued)
         21,671  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                $       713,193

                                                                                                                          7,415,567
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.18%
         27,466  HUB GROUP INCORPORATED CLASS A+                                                                            756,688
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.30%
         36,577  KIRBY CORPORATION+                                                                                       1,248,373
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.59%
         33,004  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                            890,778
         26,940  HAIN CELESTIAL GROUP INCORPORATED+                                                                         840,797
         18,654  MYERS INDUSTRIES INCORPORATED                                                                              292,122
          9,593  NASH FINCH COMPANY<<                                                                                       261,889
         24,090  PERFORMANCE FOOD GROUP COMPANY+                                                                            665,848
         12,815  SCHOOL SPECIALTY INCORPORATED<<+                                                                           480,434
         23,919  TRACTOR SUPPLY COMPANY+                                                                                  1,069,418
         29,383  UNITED NATURAL FOODS INCORPORATED<<+                                                                     1,055,437
         20,913  UNITED STATIONERS INCORPORATED+                                                                            976,428

                                                                                                                          6,533,151
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.14%
          8,698  AM CASTLE & COMPANY                                                                                        221,364
         25,771  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                             678,035
         27,402  BARNES GROUP INCORPORATED<<                                                                                595,994
         20,065  BUILDING MATERIALS HOLDINGS CORPORATION                                                                    495,405
         17,332  DIGI INTERNATIONAL INCORPORATED+                                                                           239,008
         12,835  DREW INDUSTRIES INCORPORATED+                                                                              333,838
         33,404  INSIGHT ENTERPRISES INCORPORATED+                                                                          630,333
         16,640  KAMAN CORPORATION CLASS A                                                                                  372,570
         11,279  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                               383,373
         39,806  KNIGHT TRANSPORTATION INCORPORATED<<                                                                       678,692
          2,881  LAWSON PRODUCTS INCORPORATED                                                                               132,209
          9,759  LENOX GROUP INCORPORATED+                                                                                   62,458
         31,302  LKQ CORPORATION+                                                                                           719,633
         27,774  OWENS & MINOR INCORPORATED                                                                                 868,493
         37,583  PEP BOYS-MANNY, MOE & JACK                                                                                 558,483
         35,041  POOL CORPORATION<<                                                                                       1,372,536
         18,141  RYERSON INCORPORATED                                                                                       455,151

                                                                                                                          8,797,575
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $294,095,780)                                                                                 404,459,535
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 19.40%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.86%
         95,893  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               95,893
      3,362,011  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   3,362,011
         80,044  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             80,044

                                                                                                                          3,537,948
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 18.54%
$       360,197  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%        01/15/2008            360,330
      1,000,546  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33         04/25/2007          1,000,616
      1,000,546  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35         10/25/2007          1,000,436
      1,000,546  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35         01/16/2008          1,000,636

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,000,546  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36%        06/19/2007    $     1,000,786
        660,360  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42         01/12/2007            660,374
        136,795  BARTON CAPITAL LLC++                                                    5.37         01/25/2007            136,336
        240,131  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53         01/16/2007            240,145
      8,604,695  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $8,609,820)                                             5.36         01/02/2007          8,604,695
      2,262,434  BUCKINGHAM III CDO LLC++                                                5.35         01/16/2007          2,257,819
        400,218  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         01/17/2007            399,342
        128,070  CHEYNE FINANCE LLC++                                                    5.33         01/23/2007            127,678
        920,502  CHEYNE FINANCE LLC                                                      5.35         03/16/2007            910,717
      1,000,546  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34         07/16/2007          1,000,656
      7,709,832  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,714,424)                                             5.36         01/02/2007          7,709,832
        180,579  CLIPPER RECEIVABLES CORPORATION                                         5.39         01/10/2007            180,367
      1,502,820  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35         01/29/2007          1,496,899
      2,001,092  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31         06/25/2007          2,001,132
      1,000,546  DEER VALLEY FUNDING LLC                                                 5.32         01/23/2007            997,484
        880,480  DEER VALLEY FUNDING LLC++                                               5.35         02/27/2007            873,304
        183,740  DEER VALLEY FUNDING LLC++                                               5.35         02/28/2007            182,215
         40,022  DEER VALLEY FUNDING LLC                                                 5.37         01/19/2007             39,923
      2,001,092  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37         06/13/2007          2,001,632
      1,642,456  FOX TROT CDO LIMITED++                                                  5.38         01/22/2007          1,637,660
      1,200,655  GEORGE STREET FINANCE LLC++                                             5.41         01/29/2007          1,195,925
        574,313  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46         03/30/2007            574,497
         80,044  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42         05/15/2007             80,067
        140,076  HBOS TREASURY SERVICES PLC+/-++                                         5.45         01/12/2007            140,082
      1,439,946  HUDSON-THAMES LLC                                                       5.32         03/21/2007          1,423,602
        405,901  HUDSON-THAMES LLC                                                       5.35         01/24/2007            404,599
        813,284  HUDSON-THAMES LLC++                                                     5.36         02/20/2007            807,485
        304,486  HUDSON-THAMES LLC++                                                     5.37         01/23/2007            303,554
         72,039  HUDSON-THAMES LLC++                                                     5.38         02/28/2007             71,441
      1,400,764  IBM CORPORATION SERIES MTN+/-                                           5.36         06/28/2007          1,401,367
      2,601,419  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42         09/17/2007          2,601,419
      1,000,546  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35         01/25/2008          1,000,566
        600,328  KAUPTHING BANK SERIES MTN+/-++                                          5.43         03/20/2007            600,183
        148,801  KLIO FUNDING CORPORATION++                                              5.33         01/25/2007            148,303
        579,236  KLIO FUNDING CORPORATION++                                              5.34         01/23/2007            577,464
      4,002,184  KLIO III FUNDING CORPORATION++                                          5.39         01/23/2007          3,989,937
      1,614,641  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33         02/02/2007          1,607,359
        793,793  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37         01/12/2007            792,634
        134,473  LEGACY CAPITAL CORPORATION                                              5.33         01/16/2007            134,199
        707,746  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38         01/18/2007            706,097
      1,000,546  LIQUID FUNDING LIMITED++                                                5.34         03/05/2007            991,521
      1,520,830  LIQUID FUNDING LIMITED++                                                5.35         01/02/2007          1,520,830
        240,131  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         02/20/2007            240,143
      1,000,546  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         03/06/2007          1,000,666
        400,218  MBIA GLOBAL FUNDING LLC+/-++                                            5.35         02/20/2007            400,234
      1,000,546  MORGAN STANLEY+/-                                                       5.32         07/12/2007          1,000,546
      1,000,546  MORGAN STANLEY+/-                                                       5.50         07/27/2007          1,001,376
        673,367  MORGAN STANLEY+/-                                                       5.51         01/12/2007            673,388
        185,101  MORGAN STANLEY SERIES EXL+/-                                            5.41         01/15/2008            185,105
        716,991  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49         07/20/2007            717,629
      2,001,092  NORTHERN ROCK PLC+/-++SS.                                               5.35         02/05/2008          2,001,392
        588,765  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33         05/15/2007            588,765
      1,000,546  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40         12/16/2007          1,000,546
        161,888  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37         06/22/2007            161,891
        800,437  SLM CORPORATION+/-++                                                    5.35         01/11/2008            800,669
         80,044  STANFIELD VICTORIA FUNDING++                                            5.34         04/16/2007             78,834
      2,881,572  TASMAN FUNDING INCORPORATED++                                           5.39         01/22/2007          2,873,158
      2,227,615  TICONDEROGA FUNDING LLC                                                 5.37         01/30/2007          2,218,527
        231,366  TRAVELERS INSURANCE COMPANY+/-                                          5.42         02/09/2007            231,362
      1,000,546  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36         06/15/2007          1,000,656
      1,000,546  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36         03/09/2007          1,000,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       289,158  VERSAILLES CDS LLC++                                                    5.32%        01/17/2007    $       288,525
        242,532  VERSAILLES CDS LLC                                                      5.33         03/22/2007            239,743
        776,864  WHITE PINE FINANCE LLC                                                  5.35         01/11/2007            775,846
        688,376  ZELA FINANCE INCORPORATED++                                             5.36         03/12/2007            681,464

                                                                                                                         76,055,346
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $79,593,294)                                                               79,593,294
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS - 0.32%

MUTUAL FUNDS - 0.29%
      1,172,714  WELLS FARGO MONEY MARKET TRUST~+++                                                                       1,172,714
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.03%
$        45,000  US TREASURY BILL^                                                       4.94         02/08/2007             44,784
         55,000  US TREASURY BILL^                                                       4.99         02/08/2007             54,736
         45,000  US TREASURY BILL^                                                       4.96         05/10/2007             44,225

                                                                                                                            143,745
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,316,436)                                                                            1,316,459
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $375,005,510)*                                    118.33%                                                     $   485,369,288

OTHER ASSETS AND LIABILITIES, NET                       (18.33)                                                         (75,183,927)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   410,185,361
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,172,714.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.09%

APPAREL & ACCESSORY STORES - 2.59%
        297,900  CARTER'S INCORPORATED+                                                                             $     7,596,450
        420,600  HOT TOPIC INCORPORATED+<<                                                                                5,610,804
      1,643,300  WET SEAL INCORPORATED CLASS A+                                                                          10,960,811

                                                                                                                         24,168,065
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.00%
        594,400  QUIKSILVER INCORPORATED+                                                                                 9,361,800
                                                                                                                    ---------------

BUSINESS SERVICES - 20.62%
        768,900  24/7 REAL MEDIA INCORPORATED+                                                                            6,958,545
        465,100  ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                             4,055,672
        442,600  AMN HEALTHCARE SERVICES INCORPORATED+                                                                   12,189,204
        514,600  aQUANTIVE INCORPORATED+<<                                                                               12,690,036
        210,800  BRADY CORPORATION CLASS A                                                                                7,858,624
        150,000  CAPELLA EDUCATION COMPANY+                                                                               3,637,500
        522,100  EMAGEON INCORPORATED+                                                                                    8,019,456
        714,000  EPICOR SOFTWARE CORPORATION+                                                                             9,646,140
        473,500  GERBER SCIENTIFIC INCORPORATED+                                                                          5,947,160
      1,242,100  HYPERCOM CORPORATION+                                                                                    7,887,335
        335,600  INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                             5,715,268
        267,000  LABOR READY INCORPORATED+                                                                                4,894,110
      1,169,200  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                    7,529,648
        557,400  MARCHEX INCORPORATED CLASS B+                                                                            7,458,012
      2,479,000  OPENTV CORPORATION CLASS A+                                                                              5,751,280
        612,300  OPSWARE INCORPORATED+                                                                                    5,400,486
        619,640  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      11,165,913
        497,200  PEOPLESUPPORT INCORPORATED+                                                                             10,466,060
        307,600  PERFICIENT INCORPORATED+                                                                                 5,047,716
        469,000  PHASE FORWARD INCORPORATED+                                                                              7,025,620
        503,000  QUEST SOFTWARE INCORPORATED+                                                                             7,368,950
        145,100  REDBACK NETWORKS INCORPORATED+                                                                           3,618,794
      1,443,500  S1 CORPORATION+<<                                                                                        7,953,685
      1,066,700  TIBCO SOFTWARE INCORPORATED+                                                                            10,069,648
        430,600  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                   10,015,756
        115,500  WEBEX COMMUNICATIONS INCORPORATED+                                                                       4,029,795

                                                                                                                        192,400,413
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.75%
        358,300  ALKERMES INCORPORATED+                                                                                   4,790,471
        226,500  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                    4,847,100
        528,900  ARENA PHARMACEUTICALS INCORPORATED+                                                                      6,828,099
        445,500  CARDIOME PHARMA CORPORATION+                                                                             4,967,325
      2,361,200  ENDEAVOR INTERNATIONAL CORPORATION+<<                                                                    5,407,148
        454,800  LANDEC CORPORATION+                                                                                      4,893,648
        556,600  PDL BIOPHARMA INCORPORATED+                                                                             11,209,924
        441,965  PENWEST PHARMACEUTICALS COMPANY+                                                                         7,345,458
        537,100  QUIDEL CORPORATION+                                                                                      7,315,302
        709,600  SANTARUS INCORPORATED+                                                                                   5,556,168
        590,000  ZYMOGENETICS INCORPORATED+                                                                               9,186,300

                                                                                                                         72,346,943
                                                                                                                    ---------------

COMMUNICATIONS - 1.16%
        404,700  GLOBALSTAR INCORPORATED+<<                                                                               5,629,377
        144,067  SAVVIS INCORPORATED+<<                                                                                   5,144,621

                                                                                                                         10,773,998
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMPUTER SOFTWARE & SERVICES - 0.51%
        330,500  NESS TECHNOLOGIES INCORPORATED+                                                                    $     4,712,930
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.94%
        220,400  ITC HOLDINGS CORPORATION<<                                                                               8,793,960
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.16%
        475,300  ANADIGICS INCORPORATED+                                                                                  4,211,158
        196,600  CYMER INCORPORATED+                                                                                      8,640,570
        376,500  DSP GROUP INCORPORATED+                                                                                  8,170,050
        273,600  FIRST SOLAR INCORPORATED+                                                                                8,153,280
        563,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                             8,716,788
        985,400  MATTSON TECHNOLOGY INCORPORATED+                                                                         9,183,928
        368,900  MAXWELL TECHNOLOGIES INCORPORATED+                                                                       5,146,155
        342,800  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                      7,435,332
        156,700  OPTIUM CORPORATION+<<                                                                                    3,908,098
        359,000  OSI SYSTEMS INCORPORATED+                                                                                7,513,870
        358,200  PLX TECHNOLOGY INCORPORATED+                                                                             4,670,928
        786,900  PMC-SIERRA INCORPORATED+                                                                                 5,280,099
        416,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                      16,781,440
        475,600  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                     8,646,408
        347,500  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                       4,291,625
        264,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                 12,021,832

                                                                                                                        122,771,561
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.41%
        855,800  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                              11,972,642
        112,800  GEN-PROBE INCORPORATED+                                                                                  5,907,336
        515,400  INFRASOURCE SERVICES INCORPORATED+                                                                      11,220,258
        480,100  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                   6,385,330
        251,500  LIFECELL CORPORATION+                                                                                    6,071,210
        650,900  REGENERATION TECHNOLOGIES INCORPORATED+                                                                  3,814,274
        236,100  SYMYX TECHNOLOGIES INCORPORATED+                                                                         5,097,399

                                                                                                                         50,468,449
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.40%
        195,000  DAYTON SUPERIOR CORPORATION+<<                                                                           2,289,300
        152,500  NCI BUILDING SYSTEMS INCORPORATED+                                                                       7,891,875
        297,900  WATTS WATER TECHNOLOGIES INCORPORATED                                                                   12,246,669

                                                                                                                         22,427,844
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.16%
         44,100  BON TON STORES INCORPORATED                                                                              1,528,065
                                                                                                                    ---------------

HEALTH SERVICES - 4.05%
        158,100  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   5,773,812
        221,800  FUEL TECH N.V.+                                                                                          5,465,152
        869,300  HUMAN GENOME SCIENCES INCORPORATED+                                                                     10,814,092
        619,700  NEKTAR THERAPEUTICS+                                                                                     9,425,637
        341,100  SYMBION INCORPORATED+                                                                                    6,313,761

                                                                                                                         37,792,454
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.66%
        377,800  NORTH AMERICAN ENERGY PARTNERS INCORPORATED+<<                                                           6,150,584
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.46%
        606,400  CAPITAL LEASE FUNDING INCORPORATED                                                                       7,034,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        256,700  NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED+<<                                                       $     6,545,850

                                                                                                                         13,580,090
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.40%
        500,000  ALTRA HOLDINGS INCORPORATED+<<                                                                           7,025,000
        574,200  ASYST TECHNOLOGIES INCORPORATED+                                                                         4,197,402
        156,500  NDS GROUP PLC ADR+                                                                                       7,557,385
        632,400  NUANCE COMMUNICATIONS INCORPORATED+                                                                      7,247,304
      2,472,700  QUANTUM CORPORATION+                                                                                     5,736,664

                                                                                                                         31,763,755
                                                                                                                    ---------------

INSURANCE CARRIERS - 0.93%
        260,200  AXIS CAPITAL HOLDINGS LIMITED                                                                            8,682,874
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.14%
      1,209,000  SUNOPTA INCORPORATED+                                                                                   10,639,200
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.04%
        237,500  COHERENT INCORPORATED+                                                                                   7,497,875
        329,400  DEXCOM INCORPORATED+                                                                                     3,247,884
        146,800  FORMFACTOR INCORPORATED+                                                                                 5,468,300
        730,200  INPUT OUTPUT INCORPORATED+                                                                               9,952,626
        239,500  INTEGRA LIFESCIENCES HOLDINGS+                                                                          10,200,305
        486,700  INTRALASE CORPORATION+                                                                                  10,892,346
        276,500  NATUS MEDICAL INCORPORATED+                                                                              4,592,665
        216,300  NEUROMETRIC INCORPORATED+                                                                                3,225,033
        324,400  NXSTAGE MEDICAL INCORPORATED+                                                                            2,718,472
      1,183,300  ORTHOVITA INCORPORATED+                                                                                  4,295,379
        246,200  POLYMEDICA CORPORATION                                                                                   9,948,942
        113,200  SONOSITE INCORPORATED+                                                                                   3,501,276
        759,900  THORATEC LABS CORPORATION+                                                                              13,359,042
        203,500  WRIGHT MEDICAL GROUP INCORPORATED+<<                                                                     4,737,480

                                                                                                                         93,637,625
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.88%
        310,300  ACCO BRANDS CORPORATION+                                                                                 8,213,641
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.73%
        249,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     5,395,830
        357,400  DOLLAR TREE STORES INCORPORATED+                                                                        10,757,740

                                                                                                                         16,153,570
                                                                                                                    ---------------

MOTION PICTURES - 0.40%
        272,800  GAIAM INCORPORATED+                                                                                      3,731,904
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.03%
        491,311  CAPITALSOURCE INCORPORATED                                                                              13,417,703
        300,200  NEWSTAR FINANCIAL INCORPORATED+                                                                          5,538,690

                                                                                                                         18,956,393
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 7.26%
        381,800  BOIS D' ARC ENERGY INCORPORATED+                                                                         5,585,734
        478,400  BRONCO DRILLING COMPANY INCORPORATED+<<                                                                  8,223,696
        395,600  GULFPORT ENERGY CORPORATION+<<                                                                           5,376,204
        372,600  HERCULES OFFSHORE INCORPORATED+                                                                         10,768,140
        526,000  HORIZON OFFSHORE INCORPORATED+<<                                                                         8,573,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
        892,300  PETROHAWK ENERGY CORPORATION+                                                                      $    10,261,450
        204,000  PIONEER NATURAL RESOURCES COMPANY                                                                        8,096,760
        613,900  TESCO CORPORATION+                                                                                      10,847,613

                                                                                                                         67,733,397
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.03%
        215,800  WORLD FUEL SERVICES CORPORATION                                                                          9,594,468
                                                                                                                    ---------------

SOCIAL SERVICES - 0.84%
        313,200  PROVIDENCE SERVICE CORPORATION+                                                                          7,870,716
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.56%
        366,100  INTERFACE INCORPORATED+                                                                                  5,205,942
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.30%
        476,500  SKYWEST INCORPORATED                                                                                    12,155,515
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.68%
        188,600  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                6,312,442
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.66%
        374,900  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED+<<                                                          6,148,360
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.61%
        156,000  HERBALIFE LIMITED+                                                                                       6,264,960
        320,000  NASH FINCH COMPANY                                                                                       8,736,000

                                                                                                                         15,000,960
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.73%
        284,100  CYTYC CORPORATION+                                                                                       8,040,030
        353,400  LKQ CORPORATION+                                                                                         8,124,666

                                                                                                                         16,164,696
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $849,281,847)                                                                                 915,242,614
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
         68,230  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               68,230
      2,392,134  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,392,134
         56,953  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             56,953

                                                                                                                          2,517,317
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.80%
$       256,287  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%        01/15/2008            256,381
        711,907  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33         04/25/2007            711,957
        711,907  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35         10/25/2007            711,829
        711,907  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35         01/16/2008            711,971
        711,907  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36         06/19/2007            712,078
        469,859  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42         01/12/2007            469,868
         97,332  BARTON CAPITAL LLC++                                                    5.37         01/25/2007             97,006
        170,858  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53         01/16/2007            170,868
      6,122,404  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,126,050)                                             5.36         01/02/2007          6,122,404
      1,609,765  BUCKINGHAM III CDO LLC++                                                5.35         01/16/2007          1,606,481

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       284,763  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31%        01/17/2007    $       284,139
         91,124  CHEYNE FINANCE LLC++                                                    5.33         01/23/2007             90,845
        654,955  CHEYNE FINANCE LLC                                                      5.35         03/16/2007            647,993
        711,907  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34         07/16/2007            711,986
      5,485,691  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,488,958)                                             5.36         01/02/2007          5,485,691
        128,485  CLIPPER RECEIVABLES CORPORATION                                         5.39         01/10/2007            128,335
      1,069,285  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35         01/29/2007          1,065,072
      1,423,815  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31         06/25/2007          1,423,843
        711,907  DEER VALLEY FUNDING LLC                                                 5.32         01/23/2007            709,729
        626,479  DEER VALLEY FUNDING LLC++                                               5.35         02/27/2007            621,373
        130,735  DEER VALLEY FUNDING LLC++                                               5.35         02/28/2007            129,650
         28,476  DEER VALLEY FUNDING LLC                                                 5.37         01/19/2007             28,406
      1,423,815  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37         06/13/2007          1,424,199
      1,168,639  FOX TROT CDO LIMITED++                                                  5.38         01/22/2007          1,165,226
        854,289  GEORGE STREET FINANCE LLC++                                             5.41         01/29/2007            850,923
        408,635  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46         03/30/2007            408,766
         56,953  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42         05/15/2007             56,969
         99,667  HBOS TREASURY SERVICES PLC+/-++                                         5.45         01/12/2007             99,671
      1,024,549  HUDSON-THAMES LLC                                                       5.32         03/21/2007          1,012,920
        288,807  HUDSON-THAMES LLC                                                       5.35         01/24/2007            287,880
        578,667  HUDSON-THAMES LLC++                                                     5.36         02/20/2007            574,541
        216,648  HUDSON-THAMES LLC++                                                     5.37         01/23/2007            215,985
         51,257  HUDSON-THAMES LLC++                                                     5.38         02/28/2007             50,832
        996,670  IBM CORPORATION SERIES MTN+/-                                           5.36         06/28/2007            997,099
      1,850,959  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42         09/17/2007          1,850,959
        711,907  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35         01/25/2008            711,922
        427,144  KAUPTHING BANK SERIES MTN+/-++                                          5.43         03/20/2007            427,042
        105,875  KLIO FUNDING CORPORATION++                                              5.33         01/25/2007            105,520
        412,137  KLIO FUNDING CORPORATION++                                              5.34         01/23/2007            410,876
      2,847,630  KLIO III FUNDING CORPORATION++                                          5.39         01/23/2007          2,838,916
      1,148,848  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33         02/02/2007          1,143,666
        564,799  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37         01/12/2007            563,974
         95,680  LEGACY CAPITAL CORPORATION                                              5.33         01/16/2007             95,485
        503,575  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38         01/18/2007            502,401
        711,907  LIQUID FUNDING LIMITED++                                                5.34         03/05/2007            705,486
      1,082,099  LIQUID FUNDING LIMITED++                                                5.35         01/02/2007          1,082,099
        170,858  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         02/20/2007            170,866
        711,907  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         03/06/2007            711,993
        284,763  MBIA GLOBAL FUNDING LLC+/-++                                            5.35         02/20/2007            284,774
        711,907  MORGAN STANLEY+/-                                                       5.32         07/12/2007            711,907
        711,907  MORGAN STANLEY+/-                                                       5.50         07/27/2007            712,498
        479,114  MORGAN STANLEY+/-                                                       5.51         01/12/2007            479,128
        131,703  MORGAN STANLEY SERIES EXL+/-                                            5.41         01/15/2008            131,706
        510,153  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49         07/20/2007            510,607
      1,423,815  NORTHERN ROCK PLC+/-++SS.                                               5.35         02/05/2008          1,424,028
        418,918  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33         05/15/2007            418,918
        711,907  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40         12/16/2007            711,907
        115,187  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37         06/22/2007            115,189
        569,526  SLM CORPORATION+/-++                                                    5.35         01/11/2008            569,691
         56,953  STANFIELD VICTORIA FUNDING++                                            5.34         04/16/2007             56,092
      2,050,293  TASMAN FUNDING INCORPORATED++                                           5.39         01/22/2007          2,044,306
      1,584,991  TICONDEROGA FUNDING LLC                                                 5.37         01/30/2007          1,578,524
        164,621  TRAVELERS INSURANCE COMPANY+/-                                          5.42         02/09/2007            164,618
        711,907  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36         06/15/2007            711,986
        711,907  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36         03/09/2007            712,043
        205,741  VERSAILLES CDS LLC++                                                    5.32         01/17/2007            205,291
        172,566  VERSAILLES CDS LLC                                                      5.33         03/22/2007            170,582
        552,753  WHITE PINE FINANCE LLC                                                  5.35         01/11/2007            552,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       489,792  ZELA FINANCE INCORPORATED++                                             5.36%        03/12/2007    $       484,876

                                                                                                                         54,114,821
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,632,138)                                                               56,632,138
                                                                                                                    ---------------
SHARES
WARRANTS - 0.00%
         36,152  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                         4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.72%
     16,023,001  WELLS FARGO MONEY MARKET TRUST~+++                                                                      16,023,001
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,023,001)                                                                          16,023,001
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $921,936,986)*                                    105.88%                                                     $   987,897,757

OTHER ASSETS AND LIABILITIES, NET                        (5.88)                                                         (54,867,655)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   933,030,102
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,023,001.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.39%

APPAREL & ACCESSORY STORES - 3.08%
        189,950  AEROPOSTALE INCORPORATED<<+                                                                        $     5,863,757
        159,000  CACHE INCORPORATED+                                                                                      4,013,160
        127,470  DSW INCORPORATED CLASS A<<+                                                                              4,916,518

                                                                                                                         14,793,435
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.01%
        187,500  MARINEMAX INCORPORATED<<+                                                                                4,861,875
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.49%
        156,736  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            7,148,729
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.89%
        177,000  PERINI CORPORATION+                                                                                      5,448,060
        189,250  WCI COMMUNITIES INCORPORATED<<+                                                                          3,629,815

                                                                                                                          9,077,875
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.58%
        156,790  BUILDERS FIRSTSOURCE INCORPORATED+                                                                       2,795,566
                                                                                                                    ---------------

BUSINESS SERVICES - 3.77%
        185,040  AVOCENT CORPORATION+                                                                                     6,263,604
        116,730  i2 TECHNOLOGIES INCORPORATED<<+                                                                          2,663,779
        164,700  RENT-A-CENTER INCORPORATED+                                                                              4,860,297
        162,600  TAL INTERNATIONAL GROUP INCORPORATED                                                                     4,339,794

                                                                                                                         18,127,474
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 4.58%
        242,870  CF INDUSTRIES HOLDINGS INCORPORATED                                                                      6,227,187
         97,710  CYTEC INDUSTRIES INCORPORATED                                                                            5,521,592
        274,700  ELIZABETH ARDEN INCORPORATED+                                                                            5,233,035
        199,790  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                        5,046,695

                                                                                                                         22,028,509
                                                                                                                    ---------------

COMMUNICATIONS - 1.83%
      1,009,780  CINCINNATI BELL INCORPORATED<<+                                                                          4,614,695
        211,590  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            4,170,439

                                                                                                                          8,785,134
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.01%
        131,300  CHEMED CORPORATION                                                                                       4,855,474
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 14.07%
        368,400  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                5,087,604
        210,160  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                               5,876,074
        177,490  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         5,006,993
        249,350  DIME COMMUNITY BANCSHARES                                                                                3,493,394
         98,910  FIRST REPUBLIC BANK                                                                                      3,865,403
        194,020  FIRSTMERIT CORPORATION                                                                                   4,683,643
        231,040  FRANKLIN BANK CORPORATION+                                                                               4,745,562
         76,980  IBERIABANK CORPORATION                                                                                   4,545,669
         86,690  PACIFIC CAPITAL BANCORP                                                                                  2,911,050
        123,740  PFF BANCORP INCORPORATED                                                                                 4,270,267
        267,330  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                4,846,693
        191,670  SOUTH FINANCIAL GROUP INCORPORATED                                                                       5,096,505

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
        287,140  UCBH HOLDINGS INCORPORATED                                                                         $     5,042,178
        132,080  UMPQUA HOLDINGS CORPORATION                                                                              3,887,114
        123,610  WESTERN ALLIANCE BANCORP<<+                                                                              4,297,920

                                                                                                                         67,656,069
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.67%
        381,510  CKE RESTAURANTS INCORPORATED<<                                                                           7,019,784
        193,700  LANDRY'S RESTAURANTS INCORPORATED                                                                        5,828,433

                                                                                                                         12,848,217
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.20%
        158,140  UNISOURCE ENERGY CORPORATION                                                                             5,776,854
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.62%
        385,100  AMIS HOLDINGS INCORPORATED+                                                                              4,070,507
        406,200  ANDREW CORPORATION+                                                                                      4,155,426
        169,700  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  6,460,479
        550,090  GRAFTECH INTERNATIONAL LIMITED+                                                                          3,806,623
        439,130  GSI LUMONICS INCORPORATED+                                                                               4,255,170
        199,440  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                    4,700,801
        274,250  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   3,663,980
        718,000  ON SEMICONDUCTOR CORPORATION<<+                                                                          5,435,260
        304,700  PHOTRONICS INCORPORATED+                                                                                 4,978,798
        522,750  POWERWAVE TECHNOLOGIES<<+                                                                                3,371,738
        237,370  WESTAR ENERGY INCORPORATED                                                                               6,162,125

                                                                                                                         51,060,907
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.69%
        179,650  LECG CORPORATION+                                                                                        3,319,932
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.15%
         63,550  DAYTON SUPERIOR CORPORATION<<+                                                                             746,077
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.14%
        285,140  HERCULES INCORPORATED+                                                                                   5,506,053
                                                                                                                    ---------------

FURNITURE & FIXTURES - 1.00%
        296,200  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                            4,807,326
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.64%
        254,320  FRED'S INCORPORATED                                                                                      3,062,013
                                                                                                                    ---------------

HEALTH SERVICES - 2.84%
         95,060  GENESIS HEALTHCARE CORPORATION<<+                                                                        4,489,684
        135,150  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                   5,841,183
        225,840  REHABCARE GROUP INCORPORATED+                                                                            3,353,724

                                                                                                                         13,684,591
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 7.99%
        191,470  AMERICAN CAMPUS COMMUNITIES                                                                              5,451,151
        161,570  BIOMED REALTY TRUST INCORPORATED                                                                         4,620,902
        189,960  EQUITY ONE INCORPORATED<<                                                                                5,064,334
        209,300  FELCOR LODGING TRUST INCORPORATED                                                                        4,571,112
        172,930  FIRST POTOMAC REALTY TRUST<<                                                                             5,033,992
        215,740  STRATEGIC HOTEL & RESORTS INCORPORATED                                                                   4,700,975
        139,000  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    3,715,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        257,690  U-STORE-IT TRUST                                                                                   $     5,295,530

                                                                                                                         38,453,466
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.53%
        276,220  COST PLUS INCORPORATED<<+                                                                                2,845,066
         98,980  GUITAR CENTER INCORPORATED<<+                                                                            4,499,631

                                                                                                                          7,344,697
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.31%
        124,010  GAYLORD ENTERTAINMENT COMPANY<<+                                                                         6,315,829
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.42%
         95,700  BLACK BOX CORPORATION                                                                                    4,018,443
        232,020  GOODMAN GLOBAL INCORPORATED+                                                                             3,990,744
        123,890  TIMKEN COMPANY                                                                                           3,615,110

                                                                                                                         11,624,297
                                                                                                                    ---------------

INSURANCE CARRIERS - 6.04%
        297,850  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                        3,880,986
        118,260  ARGONAUT GROUP INCORPORATED+                                                                             4,122,544
        135,750  ASSURED GUARANTY LIMITED                                                                                 3,610,950
        173,960  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   5,382,322
        164,390  UNITED FIRE & CASUALTY COMPANY                                                                           5,794,748
        335,020  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                                6,244,773

                                                                                                                         29,036,323
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.88%
        113,750  GENESCO INCORPORATED<<+                                                                                  4,242,875
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.98%
        127,100  ARMOR HOLDINGS INCORPORATED<<+                                                                           6,971,435
        110,490  COOPER COMPANIES INCORPORATED                                                                            4,916,805
         92,890  DRS TECHNOLOGIES INCORPORATED                                                                            4,893,445
        188,500  MKS INSTRUMENTS INCORPORATED+                                                                            4,256,330
        211,600  SYMMETRY MEDICAL INCORPORATED+                                                                           2,926,428

                                                                                                                         23,964,443
                                                                                                                    ---------------

MOTION PICTURES - 1.16%
        149,230  AVID TECHNOLOGY INCORPORATED<<+                                                                          5,560,310
                                                                                                                    ---------------

OIL & GAS - 0.64%
        335,990  COMPTON PETROLEUM CORPORATION<<+                                                                         3,064,229
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.14%
        517,360  BRIGHAM EXPLORATION COMPANY+                                                                             3,781,902
        125,120  GMX RESOURCES INCORPORATED<<+                                                                            4,441,760
         77,500  GOODRICH PETROLEUM CORPORATION<<+                                                                        2,803,950
        306,370  KEY ENERGY SERVICES INCORPORATED+                                                                        4,794,691
        209,090  MARINER ENERGY INCORPORATED<<+                                                                           4,098,164

                                                                                                                         19,920,467
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.96%
        193,400  HEADWATERS INCORPORATED<<+                                                                               4,633,864
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.46%
        181,590  GATEHOUSE MEDIA INCORPORATED                                                                       $     3,370,310
        289,030  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              3,644,668

                                                                                                                          7,014,978
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.81%
        192,320  TITAN INTERNATIONAL INCORPORATED                                                                         3,875,248
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.97%
        138,060  CABOT MICROELECTRONICS CORPORATION<<+                                                                    4,685,756
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.76%
        313,510  AIRTRAN HOLDINGS INCORPORATED<<+                                                                         3,680,607
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 5.73%
        215,320  AFTERMARKET TECHNOLOGY CORPORATION+                                                                      4,582,010
        242,230  AMERICAN AXLE & MANUFACTURING HOLDINGS<<                                                                 4,599,948
        295,190  ARVIN INDUSTRIES INCORPORATED<<                                                                          5,381,314
        378,000  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                    2,989,980
        228,640  MARTEN TRANSPORT LIMITED+                                                                                4,190,971
        235,210  TENNECO AUTOMOTIVE INCORPORATED<<+                                                                       5,814,391

                                                                                                                         27,558,614
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 1.05%
        116,970  GATX CORPORATION<<                                                                                       5,068,310
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.27%
        220,710  PERFORMANCE FOOD GROUP COMPANY<<+                                                                        6,100,424
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.03%
        179,430  ADESA INCORPORATED                                                                                       4,979,179
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $425,775,149)                                                                                 478,066,026
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 25.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.14%
        148,601  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              148,601
      5,209,962  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   5,209,962
        124,040  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            124,040

                                                                                                                          5,482,603
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.50%
$       558,181  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.40%        01/15/2008            558,387
      1,550,503  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.33         04/25/2007          1,550,611
      1,550,503  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.35         10/25/2007          1,550,332
      1,550,503  BANCO SANTANDER TOTTA LOAN+/-++                                         5.35         01/16/2008          1,550,642
      1,550,503  BANK OF AMERICA NA SERIES BKNT+/-                                       5.36         06/19/2007          1,550,875
      1,023,332  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                   5.42         01/12/2007          1,023,352
        211,985  BARTON CAPITAL LLC++                                                    5.37         01/25/2007            211,275
        372,121  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                      5.53         01/16/2007            372,143
     13,334,322  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,342,263)                                            5.36         01/02/2007         13,334,322
      3,505,996  BUCKINGHAM III CDO LLC++                                                5.35         01/16/2007          3,498,844
        620,201  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         01/17/2007            618,843
        198,464  CHEYNE FINANCE LLC++                                                    5.33         01/23/2007            197,857
      1,426,462  CHEYNE FINANCE LLC                                                      5.35         03/16/2007          1,411,299

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,550,503  CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.34%        07/16/2007    $     1,550,673
     11,947,591  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $11,954,706)                                            5.36         01/02/2007         11,947,591
        279,835  CLIPPER RECEIVABLES CORPORATION                                         5.39         01/10/2007            279,507
      2,328,855  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.35         01/29/2007          2,319,679
      3,101,005  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.31         06/25/2007          3,101,067
      1,550,503  DEER VALLEY FUNDING LLC                                                 5.32         01/23/2007          1,545,758
      1,364,442  DEER VALLEY FUNDING LLC++                                               5.35         02/27/2007          1,353,322
        284,734  DEER VALLEY FUNDING LLC++                                               5.35         02/28/2007            282,371
         62,020  DEER VALLEY FUNDING LLC                                                 5.37         01/19/2007             61,866
      3,101,005  FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.37         06/13/2007          3,101,842
      2,545,243  FOX TROT CDO LIMITED++                                                  5.38         01/22/2007          2,537,811
      1,860,603  GEORGE STREET FINANCE LLC++                                             5.41         01/29/2007          1,853,272
        889,988  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46         03/30/2007            890,273
        124,040  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.42         05/15/2007            124,076
        217,070  HBOS TREASURY SERVICES PLC+/-++                                         5.45         01/12/2007            217,079
      2,231,421  HUDSON-THAMES LLC                                                       5.32         03/21/2007          2,206,095
        629,008  HUDSON-THAMES LLC                                                       5.35         01/24/2007            626,989
      1,260,311  HUDSON-THAMES LLC++                                                     5.36         02/20/2007          1,251,325
        471,849  HUDSON-THAMES LLC++                                                     5.37         01/23/2007            470,405
        111,636  HUDSON-THAMES LLC++                                                     5.38         02/28/2007            110,710
      2,170,704  IBM CORPORATION SERIES MTN+/-                                           5.36         06/28/2007          2,171,637
      4,031,307  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.42         09/17/2007          4,031,307
      1,550,503  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.35         01/25/2008          1,550,534
        930,302  KAUPTHING BANK SERIES MTN+/-++                                          5.43         03/20/2007            930,078
        230,591  KLIO FUNDING CORPORATION++                                              5.33         01/25/2007            229,818
        897,617  KLIO FUNDING CORPORATION++                                              5.34         01/23/2007            894,870
      6,202,010  KLIO III FUNDING CORPORATION++                                          5.39         01/23/2007          6,183,032
      2,502,139  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.33         02/02/2007          2,490,854
      1,230,107  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.37         01/12/2007          1,228,311
        208,388  LEGACY CAPITAL CORPORATION                                              5.33         01/16/2007            207,962
      1,096,764  LIBERTY LIGHTHOUSE FUNDING COMPANY                                      5.38         01/18/2007          1,094,208
      1,550,503  LIQUID FUNDING LIMITED++                                                5.34         03/05/2007          1,536,517
      2,356,764  LIQUID FUNDING LIMITED++                                                5.35         01/02/2007          2,356,764
        372,121  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         02/20/2007            372,139
      1,550,503  LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.32         03/06/2007          1,550,689
        620,201  MBIA GLOBAL FUNDING LLC+/-++                                            5.35         02/20/2007            620,226
      1,550,503  MORGAN STANLEY+/-                                                       5.32         07/12/2007          1,550,503
      1,550,503  MORGAN STANLEY+/-                                                       5.50         07/27/2007          1,551,790
      1,043,488  MORGAN STANLEY+/-                                                       5.51         01/12/2007          1,043,520
        286,843  MORGAN STANLEY SERIES EXL+/-                                            5.41         01/15/2008            286,849
      1,111,090  NATIONWIDE BUILDING SOCIETY+/-++                                        5.49         07/20/2007          1,112,079
      3,101,005  NORTHERN ROCK PLC+/-++SS.                                               5.35         02/05/2008          3,101,470
        912,384  PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.33         05/15/2007            912,384
      1,550,503  PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.40         12/16/2007          1,550,503
        250,871  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37         06/22/2007            250,876
      1,240,402  SLM CORPORATION+/-++                                                    5.35         01/11/2008          1,240,762
        124,040  STANFIELD VICTORIA FUNDING++                                            5.34         04/16/2007            122,166
      4,465,447  TASMAN FUNDING INCORPORATED++                                           5.39         01/22/2007          4,452,408
      3,452,039  TICONDEROGA FUNDING LLC                                                 5.37         01/30/2007          3,437,955
        358,538  TRAVELERS INSURANCE COMPANY+/-                                          5.42         02/09/2007            358,531
      1,550,503  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.36         06/15/2007          1,550,673
      1,550,503  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.36         03/09/2007          1,550,797
        448,095  VERSAILLES CDS LLC++                                                    5.32         01/17/2007            447,114
        375,842  VERSAILLES CDS LLC                                                      5.33         03/22/2007            371,520
      1,203,872  WHITE PINE FINANCE LLC                                                  5.35         01/11/2007          1,202,295
      1,066,746  ZELA FINANCE INCORPORATED++                                             5.36         03/12/2007          1,056,036

                                                                                                                        117,859,670
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $123,342,273)                                                             123,342,273
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 0.59%
      2,811,616  WELLS FARGO MONEY MARKET TRUST~+++                                                                 $     2,811,616
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,811,616)                                                                            2,811,616
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $551,929,038)*                                    125.62%                                                     $   604,219,915

OTHER ASSETS AND LIABILITIES, NET                       (25.62)                                                        (123,211,793)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   481,008,122
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,811,616.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.59%

ADVERTISING - 0.55%
         96,000  CENVEO INCORPORATED+                                                                               $     2,035,200
                                                                                                                    ---------------

AGRICULTURAL PRODUCTION CROPS - 1.19%
        110,000  DELTA & PINE LAND COMPANY                                                                                4,449,500
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 1.39%
         46,565  CENTURY CASINOS INCORPORATED+                                                                              519,665
        432,000  LAKES ENTERTAINMENT INCORPORATED+                                                                        4,661,280

                                                                                                                          5,180,945
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.39%
         52,500  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    1,614,375
         21,700  CHRISTOPHER & BANKS CORPORATION                                                                            404,922
         10,300  CLAIRE'S STORES INCORPORATED                                                                               341,342
         41,200  FINISH LINE INCORPORATED CLASS A                                                                           588,336
         19,200  PAYLESS SHOESOURCE INCORPORATED+                                                                           630,144
         41,300  THE CATO CORPORATION CLASS A                                                                               946,183
         94,800  WET SEAL INCORPORATED CLASS A+                                                                             632,316

                                                                                                                          5,157,618
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.04%
         61,500  CUTTER & BUCK INCORPORATED                                                                                 662,355
         16,200  GYMBOREE CORPORATION+                                                                                      618,192
         21,100  HANESBRANDS INCORPORATED+                                                                                  498,382
         16,400  KELLWOOD COMPANY                                                                                           533,328
         59,300  MAIDENFORM BRANDS INCORPORATED+                                                                          1,074,516
         31,100  QUIKSILVER INCORPORATED+                                                                                   489,825

                                                                                                                          3,876,598
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.38%
         40,265  MONRO MUFFLER BRAKE INCORPORATED                                                                         1,413,302
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.34%
         18,300  LEVITT CORPORATION CLASS A                                                                                 223,992
         33,800  PERINI CORPORATION+                                                                                      1,040,364

                                                                                                                          1,264,356
                                                                                                                    ---------------

BUSINESS SERVICES - 7.93%
        446,025  3COM CORPORATION+                                                                                        1,833,163
         54,655  ABM INDUSTRIES INCORPORATED                                                                              1,241,215
         45,700  ADVO INCORPORATED                                                                                        1,489,820
         76,700  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                                 236,236
        211,500  APAC CUSTOMER SERVICES INCORPORATED+                                                                       793,125
         69,000  BISYS GROUP INCORPORATED+                                                                                  890,790
        281,600  BORLAND SOFTWARE CORPORATION+                                                                            1,531,904
        351,600  CIBER INCORPORATED+                                                                                      2,383,848
         19,200  COREL CORPORATION+                                                                                         259,200
         21,900  ELECTRO RENT CORPORATION+                                                                                  365,730
         17,900  ELECTRONICS FOR IMAGING INCORPORATED+                                                                      475,782
        148,215  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                     907,076
         36,200  GERBER SCIENTIFIC INCORPORATED+                                                                            454,672
         71,800  GSE SYSTEMS INCORPORATED+                                                                                  477,470
         94,980  HEALTHCARE SERVICES GROUP                                                                                2,750,621
        197,495  HILL INTERNATIONAL INCORPORATED+                                                                         1,412,089
         35,900  HMS HOLDINGS CORPORATION+                                                                                  543,885

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
         59,100  i2 TECHNOLOGIES INCORPORATED+                                                                      $     1,348,662
         90,600  INDUS INTERNATIONAL INCORPORATED+                                                                          343,374
         70,000  INFOUSA INCORPORATED+                                                                                      833,700
         81,100  JDA SOFTWARE GROUP INCORPORATED+                                                                         1,116,747
         12,800  KRONOS INCORPORATED+                                                                                       470,272
        146,400  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                      942,816
        210,600  MIDWAY GAMES INCORPORATED+                                                                               1,469,988
         26,450  MPS GROUP INCORPORATED+                                                                                    375,061
         34,600  MSC.SOFTWARE CORPORATION                                                                                   526,958
         28,800  NOVELL INCORPORATED+                                                                                       178,560
         28,600  PEROT SYSTEMS CORPORATION CLASS A+                                                                         468,754
         40,700  PLATO LEARNING INCORPORATED+                                                                               220,187
         11,600  SILICON GRAPHICS INCORPORATED+                                                                             232,000
         46,200  SPSS INCORPORATED+                                                                                       1,389,234
         96,400  SUPPORTSOFT INCORPORATED+                                                                                  528,272
         10,800  SYBASE INCORPORATED+                                                                                       266,760
          4,700  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                                 83,472
         40,505  VIGNETTE CORPORATION+                                                                                      691,420

                                                                                                                         29,532,863
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 4.08%
        212,205  ADEZA BIOMEDICAL CORPORATION+                                                                            3,163,977
         28,080  ALPHARMA INCORPORATED CLASS A                                                                              676,728
         12,365  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                           291,319
          9,400  CHATTEM INCORPORATED+                                                                                      470,752
         36,540  COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                   510,464
         46,600  ELIZABETH ARDEN INCORPORATED+                                                                              887,730
         81,300  LANDEC CORPORATION+                                                                                        874,788
         95,845  ORASURE TECHNOLOGIES INCORPORATED+                                                                         791,680
          9,600  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                 214,752
        154,100  PDL BIOPHARMA INCORPORATED+                                                                              3,103,574
         57,560  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                     749,431
          7,000  ROCKWOOD HOLDINGS INCORPORATED+                                                                            176,820
         26,400  SERACARE LIFE SCIENCES INCORPORATED+                                                                       170,808
        107,640  WELLMAN INCORPORATED                                                                                       343,372
      1,261,400  XOMA LIMITED+                                                                                            2,775,080

                                                                                                                         15,201,275
                                                                                                                    ---------------

COMMUNICATIONS - 1.85%
         63,800  ADTRAN INCORPORATED                                                                                      1,448,260
         31,495  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                    580,768
        145,365  CINCINNATI BELL INCORPORATED+                                                                              664,318
         31,150  ESCHELON TELECOM INCORPORATED+                                                                             617,082
         24,800  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                              488,808
         89,775  LIGHTBRIDGE INCORPORATED+                                                                                1,215,554
         56,235  MASTEC INCORPORATED+                                                                                       648,952
        107,400  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                   1,013,856
         69,100  REGENT COMMUNICATIONS INCORPORATED+                                                                        195,553

                                                                                                                          6,873,151
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.32%
         53,135  COMFORT SYSTEMS USA INCORPORATED                                                                           671,626
         20,500  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                              530,130

                                                                                                                          1,201,756
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.88%
         17,000  ASTORIA FINANCIAL CORPORATION                                                                              512,720
          8,680  COMMUNITY BANCORP+                                                                                         262,049

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
        267,500  FIRST FINANCIAL BANCORP                                                                            $     4,443,175
         45,453  FIRST SECURITY GROUP INCORPORATED                                                                          524,073
         29,240  MIDWEST BANC HOLDINGS INCORPORATED                                                                         694,450
         23,400  WASHINGTON FEDERAL INCORPORATED                                                                            550,602

                                                                                                                          6,987,069
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.47%
         68,600  BUCA INCORPORATED+                                                                                         329,966
         15,965  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                     531,794
         17,000  CEC ENTERTAINMENT INCORPORATED+                                                                            684,250
         19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                          191,090

                                                                                                                          1,737,100
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.97%
        243,000  CORINTHIAN COLLEGES INCORPORATED+                                                                        3,312,090
         35,800  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                  318,262

                                                                                                                          3,630,352
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.64%
        331,600  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                              4,055,468
        154,100  CLEAN HARBORS INCORPORATED+                                                                              7,459,981
            500  IDACORP INCORPORATED                                                                                        19,325
         49,900  PNM RESOURCES INCORPORATED                                                                               1,551,890
         12,800  UNISOURCE ENERGY CORPORATION                                                                               467,584

                                                                                                                         13,554,248
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.37%
         53,200  ACTEL CORPORATION+                                                                                         966,112
         95,800  ADAPTEC INCORPORATED+                                                                                      446,428
        218,500  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                             1,177,715
        483,100  C-COR INCORPORATED+                                                                                      5,381,734
         28,800  DIODES INCORPORATED+                                                                                     1,021,824
         25,700  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                517,598
        144,613  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                   611,713
         55,900  EXAR CORPORATION+                                                                                          726,700
        317,500  FUELCELL ENERGY INCORPORATED+                                                                            2,051,050
         90,690  GRAFTECH INTERNATIONAL LIMITED+                                                                            627,575
         26,500  HOUSTON WIRE & CABLE COMPANY+                                                                              553,850
         12,400  IMATION CORPORATION                                                                                        575,732
         18,870  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                               335,697
         56,900  INTER-TEL INCORPORATED                                                                                   1,260,904
        166,120  MCDATA CORPORATION+                                                                                        915,321
        243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   3,255,832
         44,600  METHODE ELECTRONICS INCORPORATED                                                                           483,018
        471,040  MRV COMMUNICATIONS INCORPORATED+                                                                         1,667,482
         19,800  OMNIVISION TECHNOLOGIES INCORPORATED+                                                                      270,270
         20,945  OSI SYSTEMS INCORPORATED+                                                                                  438,379
        130,420  POWER-ONE INCORPORATED+                                                                                    949,458
        100,100  RICHARDSON ELECTRONICS LIMITED                                                                             911,911
         34,755  SEACHANGE INTERNATIONAL INCORPORATED+                                                                      355,196
        104,200  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                   469,942
         97,505  STATS CHIPPAC LIMITED ADR+                                                                                 748,838
         34,200  UNIVERSAL ELECTRONICS INCORPORATED+                                                                        718,884

                                                                                                                         27,439,163
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.68%
          8,175  CDI CORPORATION                                                                                    $       203,558
          6,100  CEPHALON INCORPORATED+                                                                                     429,501
         92,110  CV THERAPEUTICS INCORPORATED+                                                                            1,285,856
        376,100  DIVERSA CORPORATION+                                                                                     4,091,968
         12,300  TETRA TECH INCORPORATED+                                                                                   222,507
          3,100  TRIMERIS INCORPORATED+                                                                                      39,401

                                                                                                                          6,272,791
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
          4,750  CRANE COMPANY                                                                                              174,040
         34,100  CROWN HOLDINGS INCORPORATED+                                                                               713,372
         38,500  MATERIAL SCIENCES CORPORATION+                                                                             498,190
         15,600  SUN HYDRAULICS CORPORATION                                                                                 319,956
          2,200  VALMONT INDUSTRIES INCORPORATED                                                                            122,078

                                                                                                                          1,827,636
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.65%
        515,545  DEL MONTE FOODS COMPANY                                                                                  5,686,461
         20,300  FLOWERS FOODS INCORPORATED                                                                                 547,897
        125,700  HERCULES INCORPORATED+                                                                                   2,427,267
        151,200  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                     4,944,240

                                                                                                                         13,605,865
                                                                                                                    ---------------

FOOD STORES - 0.18%
         21,900  INGLES MARKETS INCORPORATED CLASS A                                                                        652,401
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.54%
         16,300  DOREL INDUSTRIES INCORPORATED+                                                                             442,219
          5,100  KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                                 123,930
         48,000  LSI INDUSTRIES INCORPORATED                                                                                952,800
         34,500  SEALY CORPORATION                                                                                          508,875

                                                                                                                          2,027,824
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.34%
         42,000  GANDER MOUNTAIN COMPANY+                                                                                   378,420
         46,500  RETAIL VENTURES INCORPORATED+                                                                              885,360

                                                                                                                          1,263,780
                                                                                                                    ---------------

HEALTH SERVICES - 3.94%
        104,200  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                              305,306
         22,900  AMERICA SERVICE GROUP INCORPORATED+                                                                        365,713
         65,400  CARDIAC SCIENCE CORPORATION+                                                                               527,778
         27,865  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     608,014
         59,800  FIVE STAR QUALITY CARE INCORPORATED+                                                                       666,770
         15,805  GENESIS HEALTHCARE CORPORATION+                                                                            746,470
         44,670  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      851,410
         22,340  HEALTHSOUTH REHABILITATION CORPORATION+                                                                    506,001
      1,136,800  HOOPER HOLMES INCORPORATED                                                                               3,762,808
         10,800  MATRIA HEALTHCARE INCORPORATED+                                                                            310,284
         53,600  NAUTILUS GROUP INCORPORATED                                                                                750,400
        263,900  NEKTAR THERAPEUTICS+                                                                                     4,013,919
         53,400  OPTION CARE INCORPORATED                                                                                   760,950
         34,200  REHABCARE GROUP INCORPORATED+                                                                              507,870

                                                                                                                         14,683,693
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.03%
          2,000  FOSTER WHEELER LIMITED+                                                                            $       110,280
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.13%
        108,120  AFFORDABLE RESIDENTIAL COMMUNITIES                                                                       1,259,598
         21,200  AGREE REALTY CORPORATION                                                                                   728,644
          7,000  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                              245,840
        117,890  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                  1,639,850
        158,100  ANTHRACITE CAPITAL INCORPORATED                                                                          2,012,613
        153,200  ANWORTH MORTGAGE ASSET CORPORATION                                                                       1,456,932
         58,900  FELDMAN MALL PROPERTIES INCORPORATED                                                                       736,250
         65,485  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                                   694,141
         88,900  HIGHLAND HOSPITALITY CORPORATION                                                                         1,266,825
         63,300  JER INVESTORS TRUST INCORPORATED                                                                         1,308,411
         64,300  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                     624,353
         44,900  MEDICAL PROPERTIES TRUST INCORPORATED                                                                      686,970
          6,000  MORTGAGEIT HOLDINGS INCORPORATED                                                                            88,500
         91,260  ORIGEN FINANCIAL INCORPORATED                                                                              625,131
         38,430  UMH PROPERTIES INCORPORATED                                                                                590,669
        107,800  WINSTON HOTELS INCORPORATED                                                                              1,428,350

                                                                                                                         15,393,077
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.37%
        142,400  BELL MICROPRODUCTS INCORPORATED+                                                                         1,003,920
         39,900  PIER 1 IMPORTS INCORPORATED                                                                                237,405
        121,100  THE BOMBAY COMPANY INCORPORATED+                                                                           155,008

                                                                                                                          1,396,333
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.52%
          7,325  BOYD GAMING CORPORATION                                                                                    331,896
         54,280  EMPIRE RESORTS INCORPORATED+                                                                               470,608
         17,200  MTR GAMING GROUP INCORPORATED+                                                                             210,184
         40,010  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                     513,328
         31,400  RED LION HOTELS CORPORATION+                                                                               400,036

                                                                                                                          1,926,052
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.56%
         22,800  BLOUNT INTERNATIONAL INCORPORATED+                                                                         306,888
         14,600  BRIGGS & STRATTON CORPORATION                                                                              393,470
         37,700  COLUMBUS MCKINNON CORPORATION+                                                                             792,454
      1,832,100  CONCURRENT COMPUTER CORPORATION+                                                                         3,316,101
         86,465  CRAY INCORPORATED+                                                                                       1,027,204
         24,500  DOT HILL SYSTEMS CORPORATION+                                                                               96,285
        216,400  ENTEGRIS INCORPORATED+                                                                                   2,341,448
         39,600  FLANDER CORPORATION+                                                                                       392,040
          8,500  GARDNER DENVER INCORPORATED+                                                                               317,135
        596,900  INFOCUS CORPORATION+                                                                                     1,593,723
        187,320  INTERMEC INCORPORATED+                                                                                   4,546,256
         25,700  KADANT INCORPORATED+                                                                                       626,566
         11,700  KOMAG INCORPORATED+                                                                                        443,196
         88,100  NN INCORPORATED                                                                                          1,095,083
        155,700  PALL CORPORATION                                                                                         5,379,435
            200  PLANAR SYSTEMS INCORPORATED+                                                                                 1,934
         87,995  PROQUEST COMPANY+                                                                                          919,548
         77,500  QUALSTAR CORPORATION+                                                                                      264,275
         21,200  RIMAGE CORPORATION+                                                                                        551,200
         45,400  ROBBINS & MYERS INCORPORATED                                                                             2,084,768
        130,980  SYMBOL TECHNOLOGIES INCORPORATED                                                                         1,956,841
            400  TENNANT COMPANY                                                                                             11,600
         12,900  TIMKEN COMPANY                                                                                             376,422

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        243,000  ULTRATECH INCORPORATED+                                                                            $     3,032,640

                                                                                                                         31,866,512
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.83%
         40,000  CLARK INCORPORATED                                                                                         665,200
        325,300  CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                                  1,948,547
         17,500  ONEBEACON INSURANCE GROUP LIMITED+                                                                         490,000

                                                                                                                          3,103,747
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.91%
         37,500  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                610,125
         71,700  AMCOMP INCORPORATED+                                                                                       787,983
         79,100  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          1,030,673
         37,900  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                   703,045
         63,750  AMERISAFE INCORPORATED+                                                                                    985,575
         19,785  ARGONAUT GROUP INCORPORATED+                                                                               689,705
         74,200  CRM HOLDINGS LIMITED+                                                                                      667,058
         71,000  DONEGAL GROUP INCORPORATED CLASS A                                                                       1,390,890
         21,900  EMC INSURANCE GROUP INCORPORATED                                                                           747,228
        189,100  FREMONT GENERAL CORPORATION                                                                              3,065,311
         13,200  HARLEYSVILLE GROUP INCORPORATED                                                                            459,624
        166,535  KMG AMERICA CORPORATION+                                                                                 1,597,071
         54,000  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                  534,060
          6,125  MERCURY GENERAL CORPORATION                                                                                322,971
         74,030  NORTH POINTE HOLDINGS CORPORATION+                                                                         784,718
         18,075  NYMAGIC INCORPORATED                                                                                       661,545
         13,000  OHIO CASUALTY CORPORATION                                                                                  387,530
         56,000  PMA CAPITAL CORPORATION CLASS A+                                                                           516,320
         11,800  PRA INTERNATIONAL+                                                                                         298,186
         76,500  PROCENTURY CORPORATION                                                                                   1,415,250
         44,600  SCOTTISH RE GROUP LIMITED+                                                                                 238,164
         80,795  SEABRIGHT INSURANCE HOLDINGS+                                                                            1,455,118
         72,700  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                             610,680
         12,700  STANCORP FINANCIAL GROUP INCORPORATED                                                                      572,135
         26,100  STATE AUTO FINANCIAL CORPORATION                                                                           906,453
         10,200  TRIAD GUARANTY INCORPORATED+                                                                               559,674

                                                                                                                         21,997,092
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.32%
         32,107  THE GEO GROUP INCORPORATED+                                                                              1,204,655
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.29%
         26,330  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                        238,023
         26,700  SHOE CARNIVAL INCORPORATED+                                                                                843,720

                                                                                                                          1,081,743
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.25%
         58,285  CHAMPION ENTERPRISES INCORPORATED+                                                                         545,548
         17,500  LOUISIANA-PACIFIC CORPORATION                                                                              376,775

                                                                                                                            922,323
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.23%
        181,724  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                   939,513
          9,840  ARMOR HOLDINGS INCORPORATED+                                                                               539,724
         36,000  CANTEL INDUSTRIES+                                                                                         582,840
        126,920  CREDENCE SYSTEMS CORPORATION+                                                                              659,984

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         24,500  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                               $        37,975
          6,500  DRS TECHNOLOGIES INCORPORATED                                                                              342,420
         57,500  EDAP TMS SA ADR+                                                                                           336,950
         82,700  HEALTHTRONICS INCORPORATED+                                                                                550,782
        133,300  INPUT OUTPUT INCORPORATED+                                                                               1,816,879
         62,600  MILLIPORE CORPORATION+                                                                                   4,169,160
         28,000  MOLECULAR DEVICES CORPORATION+                                                                             589,960
        228,600  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                    249,174
        171,000  ORTHOLOGIC CORPORATION+                                                                                    244,530
         26,300  PERKINELMER INCORPORATED                                                                                   584,649
         82,000  VITAL SIGNS INCORPORATED                                                                                 4,093,440

                                                                                                                         15,737,980
                                                                                                                    ---------------

METAL MINING - 2.31%
        288,600  APEX SILVER MINES LIMITED+                                                                               4,585,854
            200  GOLD FIELDS LIMITED ADR                                                                                      3,776
         24,985  GOLDCORP INCORPORATED                                                                                      710,573
         12,080  MERIDIAN GOLD INCORPORATED+                                                                                335,703
         48,985  NOVAGOLD RESOURCES INCORPORATED+                                                                           840,583
         91,175  RANDGOLD RESOURCES LIMITED ADR+                                                                          2,138,966

                                                                                                                          8,615,455
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
        191,470  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                          478,675
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.41%
         33,935  ACCO BRANDS CORPORATION+                                                                                   898,259
         43,500  K2 INCORPORATED+                                                                                           573,765
        134,500  LEAPFROG ENTERPRISES INCORPORATED+                                                                       1,275,060
         21,200  LYDALL INCORPORATED+                                                                                       229,172
        149,345  PROGRESSIVE GAMING INTERNATIONAL CORPORATION+                                                            1,354,559
          9,400  RC2 CORPORATION+                                                                                           413,600
         33,900  RUSS BERRIE & COMPANY INCORPORATED                                                                         523,755

                                                                                                                          5,268,170
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.87%
         51,300  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     1,111,671
         60,700  FINLAY ENTERPRISES INCORPORATED+                                                                           484,993
         80,730  HANCOCK FABRICS INCORPORATED                                                                               277,711
         67,500  PC MALL INCORPORATED+                                                                                      711,450
         68,990  SHARPER IMAGE CORPORATION+                                                                                 638,158

                                                                                                                          3,223,983
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.11%
         22,100  BANKFINANCIAL CORPORATION                                                                                  393,601
                                                                                                                    ---------------

MOTION PICTURES - 0.08%
         80,500  WPT ENTERPRISES INCORPORATED+                                                                              310,730
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.04%
          8,100  WERNER ENTERPRISES INCORPORATED                                                                            141,588
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.89%
         13,143  ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                   358,541
         19,000  ASTA FUNDING INCORPORATED                                                                                  578,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
        117,600  MCG CAPITAL CORPORATION                                                                            $     2,389,632

                                                                                                                          3,326,533
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.56%
         11,600  ATWOOD OCEANICS INCORPORATED+                                                                              568,052
         49,600  BRIGHAM EXPLORATION COMPANY+                                                                               362,576
         16,300  CARRIZO OIL & GAS INCORPORATED+                                                                            473,026
         31,800  COMSTOCK RESOURCES INCORPORATED+                                                                           987,708
         16,590  FOREST OIL CORPORATION+                                                                                    542,161
        240,160  GLOBAL INDUSTRIES LIMITED+                                                                               3,131,686
        142,100  HANOVER COMPRESSOR COMPANY+                                                                              2,684,269
         24,260  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 761,036
         47,010  HELMERICH & PAYNE INCORPORATED                                                                           1,150,335
         71,580  KEY ENERGY SERVICES INCORPORATED+                                                                        1,120,227
         62,360  MCMORAN EXPLORATION COMPANY+                                                                               886,759
        285,475  NEWPARK RESOURCES INCORPORATED+                                                                          2,058,275
         13,670  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    542,699
          8,660  PRIDE INTERNATIONAL INCORPORATED+                                                                          259,800
         57,375  RANGE RESOURCES CORPORATION                                                                              1,575,518
         26,500  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                     866,020
         60,225  TRILOGY ENERGY TRUST                                                                                       588,745
          6,800  UNIT CORPORATION+                                                                                          329,460
         27,300  WARREN RESOURCES INCORPORATED+                                                                             319,956
         79,535  WILLBROS GROUP INCORPORATED+                                                                             1,503,212

                                                                                                                         20,711,520
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.77%
        106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       1,275,870
         69,115  CHESAPEAKE CORPORATION                                                                                   1,176,337
         28,210  WAUSAU PAPER CORPORATION                                                                                   422,868

                                                                                                                          2,875,075
                                                                                                                    ---------------

PERSONAL SERVICES - 0.19%
         17,900  REGIS CORPORATION                                                                                          707,766
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.53%
         32,025  INTEROIL CORPORATION+                                                                                      970,037
         28,300  WD-40 COMPANY                                                                                              986,821

                                                                                                                          1,956,858
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.12%
          9,100  ENBRIDGE ENERGY PARTNERS LP                                                                                449,449
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.89%
         31,300  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 1,057,001
         15,200  MUELLER INDUSTRIES INCORPORATED                                                                            481,840
         41,400  NORTHWEST PIPE COMPANY+                                                                                  1,391,868
         10,600  NOVAMERICAN STEEL INCORPORATED+                                                                            386,900

                                                                                                                          3,317,609
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.77%
         25,000  AMERICAN GREETINGS CORPORATION CLASS A                                                                     596,750
         37,900  ENNIS INCORPORATED                                                                                         927,034
         93,420  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              1,178,026
         14,855  MCCLATCHY COMPANY CLASS A                                                                                  643,222
        202,800  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                   2,324,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
         16,210  R.H. DONNELLEY CORPORATION+                                                                        $     1,016,853
        284,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                                 4,742,800
        180,200  VALASSIS COMMUNICATIONS INCORPORATED+                                                                    2,612,900

                                                                                                                         14,041,673
                                                                                                                    ---------------

REAL ESTATE - 0.18%
         41,900  THOMAS PROPERTIES GROUP INCORPORATED                                                                       669,143
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.47%
         53,200  LEXINGTON CORPORATE PROPERTIES TRUST                                                                     1,193,276
         17,200  NEW CENTURY FINANCIAL CORPORATION                                                                          543,348

                                                                                                                          1,736,624
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.38%
         57,400  STRIDE RITE CORPORATION                                                                                    865,592
         82,900  TRANSPORT WORLD MUSIC CORPORATION+                                                                         545,482

                                                                                                                          1,411,074
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.40%
        159,760  INTERTAPE POLYMER GROUP INCORPORATED+                                                                      843,533
         28,400  TUPPERWARE CORPORATION                                                                                     642,124

                                                                                                                          1,485,657
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.31%
         84,630  MARKETAXCESS HOLDINGS INCORPORATED+                                                                      1,148,429
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.54%
         79,715  GENTEX CORPORATION                                                                                       1,240,365
        107,240  US CONCRETE INCORPORATED+                                                                                  763,549

                                                                                                                          2,003,914
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.65%
          1,315  AIR CANADA+                                                                                                 19,847
          4,760  AIR CANADA CLASS A+                                                                                         71,840
         56,535  AIRTRAN HOLDINGS INCORPORATED+                                                                             663,721
         10,185  EGL INCORPORATED+                                                                                          303,309
         31,985  JETBLUE AIRWAYS CORPORATION+                                                                               454,187
         14,645  LAN AIRLINES SA ADR+                                                                                       803,864
          3,300  PHI INCORPORATED+                                                                                          104,511

                                                                                                                          2,421,279
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.27%
         38,100  AFTERMARKET TECHNOLOGY CORPORATION+                                                                        810,768
         23,900  ARCTIC CAT INCORPORATED                                                                                    420,401
        225,290  EXIDE TECHNOLOGIES+                                                                                        980,012
        129,050  FLEETWOOD ENTERPRISES INCORPORATED+                                                                      1,020,786
         31,900  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                    724,449
         24,500  MONACO COACH CORPORATION                                                                                   346,920
         14,100  WABTEC CORPORATION                                                                                         428,358

                                                                                                                          4,731,694
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.39%
         38,300  DYNAMEX INCORPORATED+                                                                                      894,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TRANSPORTATION SERVICES (continued)
         13,100  GATX CORPORATION                                                                                   $       567,623

                                                                                                                          1,462,311
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
         97,700  BIOSCRIP INCORPORATED+                                                                                     338,042
         39,200  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                              940,408
         24,600  SCHOOL SPECIALTY INCORPORATED+                                                                             922,254
        177,135  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                 1,445,422
         10,900  UNITED STATIONERS INCORPORATED+                                                                            508,921

                                                                                                                          4,155,047
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.16%
         98,666  DELIAS INCORPORATED+                                                                                     1,035,006
         63,300  INTERLINE BRANDS INCORPORATED+                                                                           1,422,351
         46,500  KAMAN CORPORATION CLASS A                                                                                1,041,135
         61,400  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                             2,086,986
         49,900  LENOX GROUP INCORPORATED+                                                                                  319,360
         19,900  LKQ CORPORATION+                                                                                           457,501
         81,800  MICROTECK MEDICAL HOLDING INCORPORATED+                                                                    376,280
         61,600  NAVARRE CORPORATION+                                                                                       245,168
          6,800  OWENS & MINOR INCORPORATED                                                                                 212,636
         70,200  POMEROY IT SOLUTIONS INCORPORATED+                                                                         532,818
         30,400  WILLIS LEASE FINANCE CORPORATION+                                                                          313,726

                                                                                                                          8,042,967
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $334,618,821)                                                                                 359,695,104
                                                                                                                    ---------------

RIGHTS - 0.11%
        108,120  AFFORDABLE RESOURCES RIGHTS+(a)                                                                            394,638

TOTAL RIGHTS (COST $0)                                                                                                      394,638
                                                                                                                    ---------------

WARRANTS - 0.02%
         16,590  HILL INTERNATIONAL INCORPORATED+                                                                            38,157
         59,560  OAKMONT ACQUISITION CORPORATION+                                                                            26,802

TOTAL WARRANTS (COST $49,118)                                                                                                64,959
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.92%
     10,884,519  WELLS FARGO MONEY MARKET TRUST~++                                                                       10,884,519
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,884,519)                                                                          10,884,519
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $345,552,458)*                                     99.64%                                                     $   371,039,220

OTHER ASSETS AND LIABILITIES, NET                         0.36                                                            1,335,262
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   372,374,482
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,884,519.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.


OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ Karla M. Rabusch
    ------------------------
    Karla M. Rabusch
    President
    Wells Fargo Master Trust

Date: February 20, 2007

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ A. Erdem Cimen
    ------------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Master Trust

Date: February 20, 2007

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust


                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President

                                                     Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     Wells Fargo Master Trust



                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer

                                                     Date: February 20, 2007